UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Semi-Annual Report
January 31, 2023

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2023 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Fidelity® MSCI Communication Services Index ETF
Investment Summary (Unaudited)
Top Ten Stocks as of January 31, 2023
% of fund's net assets
Alphabet, Inc. Class A	11.8
Meta Platforms, Inc. Class A	11.0
Alphabet, Inc. Class C	10.5
The Walt Disney Co.	6.2
Verizon Communications, Inc.	5.5
Netflix, Inc.	4.7
AT&T, Inc.	4.5
Comcast Corp. Class A	4.3
T-Mobile US, Inc.	3.6
Activision Blizzard, Inc.	2.4
64.5

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

3	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
Amazon.com, Inc.	21.2
Tesla, Inc.	10.4
The Home Depot, Inc.	7.5
McDonald's Corp.	4.4
NIKE, Inc. Class B	3.6
Lowe's Cos., Inc.	2.9
Starbucks Corp.	2.8
Booking Holdings, Inc.	2.2
The TJX Cos., Inc.	2.1
Target Corp.	1.8
General Motors Co.	1.2
60.1

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

Semi-Annual Report	4

Fidelity® MSCI Consumer Staples Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
The Procter & Gamble Co.	12.2
The Coca-Cola Co.	8.7
PepsiCo, Inc.	8.2
Costco Wholesale Corp.	7.8
Walmart, Inc.	7.3
Philip Morris International, Inc.	4.9
Mondelez International, Inc. Class A	3.7
Altria Group, Inc.	3.3
The Estee Lauder Cos., Inc. Class A	2.6
Colgate-Palmolive Co.	2.4
61.1

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

5	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
Exxon Mobil Corp.	22.8
Chevron Corp.	15.1
ConocoPhillips	6.9
Schlumberger N.V.	3.9
Marathon Petroleum Corp.	3.8
EOG Resources, Inc.	3.8
Occidental Petroleum Corp.	2.9
Valero Energy Corp.	2.8
Pioneer Natural Resources Co.	2.6
Phillips 66	2.4
67.0

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

Semi-Annual Report	6

Fidelity® MSCI Financials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
JPMorgan Chase & Co.	8.4
Berkshire Hathaway, Inc. Class B	8.3
Bank of America Corp.	5.3
Wells Fargo & Co.	3.7
S&P Global, Inc.	2.6
Morgan Stanley	2.6
Goldman Sachs Group, Inc.	2.6
BlackRock, Inc.	2.3
The Charles Schwab Corp.	2.3
American Express Co.	2.3
40.4

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

7	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
UnitedHealth Group, Inc.	8.0
Johnson & Johnson	7.3
Eli Lilly & Co.	4.8
Merck & Co., Inc.	4.7
AbbVie, Inc.	4.5
Pfizer, Inc.	4.2
Thermo Fisher Scientific, Inc.	3.8
Abbott Laboratories	3.3
Danaher Corp.	3.1
Bristol-Myers Squibb Co.	2.7
46.4

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

Semi-Annual Report	8

Fidelity® MSCI Industrials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
Raytheon Technologies Corp.	3.8
Honeywell International, Inc.	3.6
United Parcel Service, Inc. Class B	3.5
Caterpillar, Inc.	3.5
Union Pacific Corp.	3.3
Deere & Co.	3.2
The Boeing Co.	3.1
Lockheed Martin Corp.	2.9
General Electric Co.	2.3
Illinois Tool Works, Inc.	1.9
31.1

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

9	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
Apple, Inc.	20.7
Microsoft Corp.	17.1
NVIDIA Corp.	4.7
Visa, Inc. Class A	3.7
Mastercard, Inc. Class A	3.1
Broadcom, Inc.	2.3
Cisco Systems, Inc.	2.0
Accenture PLC Class A	1.7
Adobe, Inc.	1.7
Salesforce, Inc.	1.6
58.6

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

Semi-Annual Report	10

Fidelity® MSCI Materials Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
Linde PLC	13.2
Air Products & Chemicals, Inc.	5.7
Freeport-McMoRan, Inc.	5.1
The Sherwin-Williams Co.	4.6
Corteva, Inc.	3.7
Nucor Corp.	3.5
Dow, Inc.	3.4
Newmont Corp.	3.3
Ecolab, Inc.	3.2
DuPont de Nemours, Inc.	3.0
48.7

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

11	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
Prologis, Inc.	8.7
American Tower Corp.	7.6
Equinix, Inc.	4.9
Crown Castle, Inc.	4.6
Public Storage	3.5
Simon Property Group, Inc.	3.1
Realty Income Corp.	3.0
Welltower, Inc.	2.5
VICI Properties, Inc.	2.4
Digital Realty Trust, Inc.	2.4
42.7

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

Semi-Annual Report	12

Fidelity® MSCI Utilities Index ETF
Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2023
% of fund's net assets
NextEra Energy, Inc.	12.9
Duke Energy Corp.	6.9
The Southern Co.	6.5
Dominion Energy, Inc.	4.7
Sempra Energy	4.4
American Electric Power Co., Inc.	4.3
Exelon Corp.	3.7
Xcel Energy, Inc.	3.3
Consolidated Edison, Inc.	3.0
Public Service Enterprise Group, Inc.	2.7
52.4

Industries as of January 31, 2023
* Includes short-term investments and net other assets.

13	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 14.3%
Alternative Carriers – 3.3%
Anterix, Inc. (a)	9,397	$ 338,950
Bandwidth, Inc. Class A (a)	16,057	399,498
Charge Enterprises Inc. (a)	78,637	105,374
Cogent Communications Holdings, Inc.	29,822	2,044,894
EchoStar Corp. Class A (a)	23,384	437,515
Globalstar, Inc. (a)	506,843	714,649
Iridium Communications, Inc. (a)	67,746	4,053,921
Liberty Global PLC Class A (a)	107,230	2,325,819
Liberty Global PLC Class C (a)	153,803	3,437,497
Liberty Latin America Ltd. Class A (a)	25,941	255,259
Liberty Latin America Ltd. Class C (a)	104,804	1,032,319
Lumen Technologies, Inc.	403,993	2,120,963
		17,266,658
Integrated Telecommunication Services – 11.0%
AT&T, Inc.	1,152,722	23,480,947
ATN International, Inc.	7,621	372,514
Consolidated Communications Holdings, Inc. (a)	50,653	220,341
Frontier Communications Parent, Inc. (a)	108,788	3,221,213
IDT Corp. Class B (a)	14,291	420,012
Radius Global Infrastructure, Inc. Class A (a)	56,164	756,529
Verizon Communications, Inc.	682,919	28,388,943
		56,860,499
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		74,127,157
ENTERTAINMENT – 23.1%
Interactive Home Entertainment – 6.0%
Activision Blizzard, Inc.	163,377	12,509,777
Electronic Arts, Inc.	65,971	8,489,148
Playstudios, Inc. (a)	59,921	276,835
Playtika Holding Corp. (a)	50,061	525,140
ROBLOX Corp. Class A (a)	104,138	3,874,975
Skillz, Inc. (a)	178,976	143,073
Take-Two Interactive Software, Inc. (a)	45,494	5,151,286
		30,970,234
Movies & Entertainment – 17.1%
AMC Entertainment Holdings, Inc. Class A (a)	332,712	1,780,009
Cinemark Holdings, Inc. (a)	76,042	907,941
Endeavor Group Holdings, Inc. Class A (a)	60,079	1,347,572
IMAX Corp. (a)	31,121	529,057

	Shares	Value

Liberty Media Corp-Liberty Braves Class A (a)	5,371	$ 188,683
Liberty Media Corp-Liberty Braves Class C (a)	27,840	965,491
Liberty Media Corp-Liberty Formula One Class C (a)	68,301	4,835,711
Lions Gate Entertainment Corp. Class A (a)	40,016	318,928
Lions Gate Entertainment Corp. Class B (a)	85,687	652,935
Live Nation Entertainment, Inc. (a)	53,953	4,342,677
Madison Square Garden Entertainment Corp. (a)	17,317	905,506
Madison Square Garden Sports Corp. Class A	10,246	1,863,133
Netflix, Inc. (a)	69,138	24,465,173
Roku, Inc. (a)	45,399	2,610,443
The Marcus Corp.	14,964	226,555
The Walt Disney Co. (a)	298,017	32,331,864
Vivid Seats, Inc. Class A (a)	17,244	146,746
Warner Bros Discovery, Inc. (a)	559,046	8,285,062
World Wrestling Entertainment, Inc. Class A	29,840	2,525,061
		89,228,547
TOTAL ENTERTAINMENT		120,198,781
INTERACTIVE MEDIA & SERVICES – 39.1%
Interactive Media & Services – 39.1%
Alphabet, Inc. Class A (a)	621,440	61,423,130
Alphabet, Inc. Class C (a)	546,670	54,595,933
Angi, Inc. (a)	53,605	155,991
Bumble, Inc. Class A (a)	49,935	1,285,826
Cargurus, Inc. (a)	61,154	1,079,368
Cars.com, Inc. (a)	45,569	779,230
Eventbrite, Inc. Class A (a)	57,086	507,495
fuboTV, Inc. (a)	124,714	320,515
IAC, Inc. (a)	37,017	2,091,460
Match Group, Inc. (a)	74,883	4,052,668
MediaAlpha, Inc. Class A (a)	16,735	233,453
Meta Platforms, Inc. Class A (a)	383,970	57,200,011
Nextdoor Holdings, Inc. (a)	63,870	157,120
Pinterest, Inc. Class A (a)	174,168	4,578,877
QuinStreet, Inc. (a)	36,010	552,033
Shutterstock, Inc.	17,640	1,327,763
Snap, Inc. Class A (a)	321,333	3,714,609
TripAdvisor, Inc. (a)	71,207	1,659,123
Vimeo, Inc. (a)	107,970	490,184
Yelp, Inc. (a)	49,235	1,551,395
Ziff Davis, Inc. (a)	29,288	2,620,690
ZipRecruiter, Inc. Class A (a)	26,060	511,818

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Common Stocks – continued
	Shares	Value
INTERACTIVE MEDIA & SERVICES – continued
Interactive Media & Services – continued
ZoomInfo Technologies, Inc. Class A (a)	93,187	$ 2,630,669
TOTAL INTERACTIVE MEDIA & SERVICES		203,519,361
MEDIA – 19.2%
Advertising – 4.0%
Advantage Solutions, Inc. (a)	53,565	138,733
Boston Omaha Corp. Class A (a)	13,850	366,332
Cardlytics, Inc. (a)	23,137	173,528
Clear Channel Outdoor Holdings, Inc. (a)	235,805	450,388
Innovid Corp. (a)	40,589	91,325
Magnite, Inc. (a)	83,449	1,008,064
Omnicom Group, Inc.	68,045	5,851,190
PubMatic, Inc. Class A (a)	28,616	438,683
Stagwell, Inc. (a)	55,213	387,595
TechTarget, Inc. (a)	19,677	974,602
The Interpublic Group of Cos., Inc.	144,671	5,274,705
The Trade Desk, Inc. Class A (a)	105,136	5,330,395
Thryv Holdings, Inc. (a)	14,680	328,392
		20,813,932
Broadcasting – 3.9%
AMC Networks, Inc. Class A (a)	19,558	362,018
Fox Corp. Class A	115,719	3,927,503
Fox Corp. Class B	92,288	2,925,530
Gray Television, Inc.	53,384	691,857
iHeartMedia, Inc. Class A (a)	80,432	623,348
Nexstar Media Group, Inc. Class A	18,060	3,698,146
Paramount Global Class B	180,179	4,172,946
Sinclair Broadcast Group, Inc. Class A	30,797	635,342
TEGNA, Inc.	134,214	2,674,885
The E.W. Scripps Co. Class A (a)	38,070	569,146
		20,280,721
Cable & Satellite – 9.6%
Altice USA, Inc. Class A (a)	152,487	747,186
Cable One, Inc.	2,515	1,986,548
Charter Communications, Inc. Class A (a)	26,151	10,050,091
Comcast Corp. Class A	572,432	22,525,199
DISH Network Corp. Class A (a)	135,137	1,944,622
Liberty Broadband Corp. Class C (a)	42,580	3,822,832
Liberty Media Corp-Liberty SiriusXM Class A (a)	50,862	2,066,015
Liberty Media Corp-Liberty SiriusXM Class C (a)	81,331	3,277,639
Sirius XM Holdings, Inc.	490,317	2,838,936

	Shares	Value

WideOpenWest, Inc. (a)	36,413	$ 418,385
		49,677,453
Publishing – 1.7%
John Wiley & Sons, Inc. Class A	31,063	1,422,685
News Corp. Class A	185,022	3,748,546
Scholastic Corp.	20,490	906,477
The New York Times Co. Class A	83,802	2,919,662
		8,997,370
TOTAL MEDIA		99,769,476
WIRELESS TELECOMMUNICATION SERVICES – 4.0%
Wireless Telecommunication Services – 4.0%
Gogo, Inc. (a)	40,161	673,500
Shenandoah Telecommunications Co.	33,707	658,972
Telephone & Data Systems, Inc.	71,347	953,909
T-Mobile US, Inc. (a)	123,493	18,438,740
United States Cellular Corp. (a)	10,929	267,323
TOTAL WIRELESS TELECOMMUNICATION SERVICES		20,992,444
TOTAL COMMON STOCKS (Cost $636,634,828)		518,607,219

Preferred Stock – 0.1%
	Principal Amount
COMMUNICATION SERVICES – 0.1%
Entertainment – 0.1%
AMC Entertainment Holdings, Inc. 0.000% (a)	$ 358,413	867,360
TOTAL PREFERRED STOCKS (Cost $2,367,278)		867,360

Money Market Fund – 0.2%
	Shares
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $940,000)	940,000	940,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $639,942,106)		520,414,579
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(133,355)
NET ASSETS – 100.0%		$ 520,281,224

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Contracts (United States)	13	March 2023	$940,225	$71,183	$71,183
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 518,607,219	$ 518,607,219	$ —	$ —
Money Market Funds	940,000	940,000	—	—
Preferred Stocks	867,360	867,360	—	—
Total Investments in Securities:	$ 520,414,579	$ 520,414,579	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 71,183	$ 71,183	$ —	$ —
Total Assets	$ 71,183	$ 71,183	$ —	$ —
Total Derivative Instruments:	$ 71,183	$ 71,183	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$71,183	$0
Total Equity Risk	71,183	0
Total Value of Derivatives	$71,183	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AUTO COMPONENTS – 2.3%
Auto Parts & Equipment – 2.2%
Adient PLC (a)	22,473	$ 1,011,734
American Axle & Manufacturing Holdings, Inc. (a)	27,156	240,874
Aptiv PLC (a)	64,116	7,250,878
Autoliv, Inc.	19,600	1,805,552
BorgWarner, Inc.	55,900	2,642,952
Dana, Inc.	30,583	554,776
Dorman Products, Inc. (a)	6,330	614,390
Fox Factory Holding Corp. (a)	10,019	1,183,144
Gentex Corp.	55,736	1,644,769
Gentherm, Inc. (a)	7,865	585,392
Holley, Inc. (a)	11,189	37,036
LCI Industries	6,026	676,238
Lear Corp.	14,072	2,051,416
Luminar Technologies, Inc. (a)	49,452	329,845
Modine Manufacturing Co. (a)	11,100	265,179
Patrick Industries, Inc.	5,149	365,424
QuantumScape Corp. (a)	62,172	529,084
Solid Power, Inc. (a)	24,826	83,167
Standard Motor Products, Inc.	4,569	184,862
Stoneridge, Inc. (a)	6,478	159,747
Visteon Corp. (a)	6,664	1,041,850
XPEL, Inc. (a)	4,584	348,705
		23,607,014
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)	67,038	754,177
TOTAL AUTO COMPONENTS		24,361,191
AUTOMOBILES – 13.4%
Automobile Manufacturers – 13.2%
Canoo, Inc. (a)	43,568	52,282
Fisker, Inc. (a)	39,436	293,798
Ford Motor Co.	934,698	12,627,770
General Motors Co.	327,823	12,890,000
Lordstown Motors Corp. Class A (a)	39,042	51,145
Lucid Group, Inc. (a)	99,131	1,158,842
Rivian Automotive, Inc. Class A (a)	75,363	1,462,042
Tesla, Inc. (a)	630,355	109,190,093
Thor Industries, Inc.	12,927	1,232,331
Winnebago Industries, Inc.	7,152	455,439
Workhorse Group, Inc. (a)	38,810	85,770
		139,499,512
Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	32,916	1,515,124
TOTAL AUTOMOBILES		141,014,636
DISTRIBUTORS – 1.2%
Distributors – 1.2%
Funko, Inc. Class A (a)	8,326	100,745

	Shares	Value

Genuine Parts Co.	33,470	$ 5,616,935
LKQ Corp.	61,610	3,632,526
Pool Corp.	9,356	3,607,767
TOTAL DISTRIBUTORS		12,957,973
DIVERSIFIED CONSUMER SERVICES – 1.1%
Education Services – 0.5%
2U, Inc. (a)	18,368	158,516
Adtalem Global Education, Inc. (a)	10,718	409,213
Bright Horizons Family Solutions, Inc. (a)	13,700	1,051,886
Chegg, Inc. (a)	29,962	622,011
Coursera, Inc. (a)	13,820	220,429
Duolingo, Inc. (a)	4,350	415,382
Graham Holdings Co. Class B	918	599,739
Grand Canyon Education, Inc. (a)	7,573	882,709
Laureate Education, Inc. Class A	33,427	367,028
Perdoceo Education Corp. (a)	16,060	240,418
Strategic Education, Inc.	5,550	518,092
Stride, Inc. (a)	9,631	413,459
		5,898,882
Specialized Consumer Services – 0.6%
ADT, Inc.	40,618	357,032
Carriage Services, Inc.	3,133	101,572
European Wax Center, Inc. Class A	6,086	114,660
Frontdoor, Inc. (a)	19,316	525,009
H&R Block, Inc.	37,912	1,477,810
Mister Car Wash, Inc. (a)	18,033	185,199
OneSpaWorld Holdings Ltd. (a)	15,861	166,699
Rover Group, Inc. (a)	17,329	70,876
Service Corp. International	37,232	2,760,753
The Beachbody Co., Inc. (a)	16,883	10,488
Vivint Smart Home, Inc. (a)	10,090	120,878
WW International, Inc. (a)	13,351	66,354
		5,957,330
TOTAL DIVERSIFIED CONSUMER SERVICES		11,856,212
HOTELS, RESTAURANTS & LEISURE – 20.5%
Casinos & Gaming – 2.1%
Accel Entertainment, Inc. (a)	13,888	128,047
Bally's Corp. (a)	7,380	146,641
Boyd Gaming Corp.	18,995	1,183,578
Caesars Entertainment, Inc. (a)	50,631	2,635,850
Churchill Downs, Inc.	8,042	1,995,220
DraftKings Inc. Class A (a)	90,373	1,354,691
Everi Holdings, Inc. (a)	21,299	369,964
Golden Entertainment, Inc. (a)	4,389	173,366
Las Vegas Sands Corp. (a)	81,308	4,797,172
Light & Wonder, Inc. Class A (a)	21,091	1,376,188
MGM Resorts International	74,279	3,075,893
Monarch Casino & Resort, Inc. (a)	3,361	257,520

See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Penn Entertainment, Inc. (a)	37,584	$ 1,332,353
Red Rock Resorts, Inc. Class A	12,466	561,095
Wynn Resorts Ltd. (a)	25,607	2,653,909
		22,041,487
Hotels, Resorts & Cruise Lines – 6.9%
Airbnb, Inc. Class A (a)	89,745	9,971,567
Booking Holdings, Inc. (a)	9,399	22,878,106
Carnival Corp. (a)	233,977	2,531,631
Choice Hotels International, Inc.	8,592	1,055,871
Expedia Group, Inc. (a)	35,930	4,106,799
Hilton Grand Vacations, Inc. (a)	20,924	990,961
Hilton Worldwide Holdings, Inc.	64,913	9,418,227
Hyatt Hotels Corp. Class A (a)	11,878	1,296,127
Lindblad Expeditions Holdings, Inc. (a)	8,179	97,330
Marriott International, Inc. Class A	65,288	11,371,864
Marriott Vacations Worldwide Corp.	8,780	1,405,151
Membership Collective Group, Inc. Class A (a)	6,923	36,692
Norwegian Cruise Line Holdings Ltd. (a)	99,889	1,519,312
Playa Hotels & Resorts N.V. (a)	31,483	238,641
Royal Caribbean Cruises Ltd. (a)	54,240	3,522,346
Target Hospitality Corp. (a)	7,021	107,807
Travel + Leisure Co.	19,868	841,807
Wyndham Hotels & Resorts, Inc.	21,413	1,659,722
		73,049,961
Leisure Facilities – 0.6%
Bowlero Corp. (a)	9,222	126,802
F45 Training Holdings, Inc. (a)	8,290	25,699
Life Time Group Holdings, Inc. (a)	6,897	129,595
Planet Fitness, Inc. Class A (a)	19,969	1,690,376
RCI Hospitality Holdings, Inc.	1,973	179,129
SeaWorld Entertainment, Inc. (a)	10,421	650,166
Six Flags Entertainment Corp. (a)	17,731	476,077
Vail Resorts, Inc.	9,500	2,492,230
Xponential Fitness Inc. Class A (a)	3,867	106,265
		5,876,339
Restaurants – 10.9%
Aramark	54,752	2,438,107
BJ's Restaurants, Inc. (a)	5,562	175,592
Bloomin' Brands, Inc.	20,112	487,716
Brinker International, Inc. (a)	10,407	410,660
Chipotle Mexican Grill, Inc. (a)	6,574	10,823,302
Chuys Holdings, Inc. (a)	4,466	152,871
Cracker Barrel Old Country Store, Inc.	5,131	572,517
Darden Restaurants, Inc.	28,988	4,289,354

	Shares	Value

Dave & Buster's Entertainment, Inc. (a)	9,278	$ 402,201
Denny's Corp. (a)	13,729	165,023
Dine Brands Global, Inc.	3,531	272,982
Domino's Pizza, Inc.	8,482	2,994,146
Dutch Bros, Inc. Class A (a)	6,094	232,242
El Pollo Loco Holdings, Inc.	4,824	59,191
First Watch Restaurant Group Inc. (a)	4,202	68,072
Jack in the Box, Inc.	4,991	379,216
Krispy Kreme, Inc.	15,877	193,699
Kura Sushi USA Inc. Class A (a)	1,038	64,501
McDonald's Corp.	174,120	46,559,688
Papa John's International, Inc.	7,958	713,753
Portillo's, Inc. Class A (a)	9,673	218,223
Ruth's Hospitality Group, Inc.	7,606	131,660
Shake Shack, Inc. Class A (a)	8,848	503,274
Starbucks Corp.	271,557	29,637,731
Sweetgreen, Inc. Class A (a)	11,455	118,788
Texas Roadhouse, Inc.	15,053	1,511,773
The Cheesecake Factory, Inc.	11,139	437,206
The Wendy's Co.	42,878	956,180
Wingstop, Inc.	7,091	1,123,711
Yum! Brands, Inc.	67,344	8,789,066
		114,882,445
TOTAL HOTELS, RESTAURANTS & LEISURE		215,850,232
HOUSEHOLD DURABLES – 4.3%
Consumer Electronics – 0.4%
Garmin Ltd.	36,569	3,615,943
GoPro, Inc. Class A (a)	30,694	188,768
Snap One Holdings Corp. (a)	3,597	34,495
Sonos, Inc. (a)	30,162	556,187
Vuzix Corp. (a)	14,408	75,066
		4,470,459
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	5,403	155,282
La-Z-Boy, Inc.	10,199	289,958
Leggett & Platt, Inc.	31,433	1,149,191
Mohawk Industries, Inc. (a)	12,051	1,446,843
Purple Innovation, Inc. (a)	12,749	73,944
Tempur Sealy International, Inc.	38,487	1,568,345
The Lovesac Co. (a)	3,227	83,063
		4,766,626
Homebuilding – 3.0%
Cavco Industries, Inc. (a)	2,005	533,530
Century Communities, Inc.	6,888	421,546
D.R. Horton, Inc.	78,124	7,710,058
Dream Finders Homes, Inc. Class A (a)	4,608	58,245
Green Brick Partners, Inc. (a)	7,094	221,333
Installed Building Products, Inc.	5,792	637,641

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
KB Home	18,594	$ 714,939
Lennar Corp. Class A	60,338	6,178,611
LGI Homes, Inc. (a)	4,968	565,607
M.D.C. Holdings, Inc.	13,493	509,496
M/I Homes, Inc. (a)	6,584	393,723
Meritage Homes Corp. (a)	8,667	933,349
NVR, Inc. (a)	739	3,894,530
PulteGroup, Inc.	54,663	3,109,778
Skyline Champion Corp. (a)	12,809	755,091
Taylor Morrison Home Corp. (a)	25,599	916,444
Toll Brothers, Inc.	25,699	1,528,834
TopBuild Corp. (a)	7,674	1,535,260
Tri Pointe Homes, Inc. (a)	24,091	532,170
		31,150,185
Household Appliances – 0.3%
Cricut, Inc. Class A	6,283	61,510
Helen of Troy Ltd. (a)	5,679	642,352
iRobot Corp. (a)	6,455	290,475
Traeger, Inc. (a)	12,614	45,789
Whirlpool Corp.	12,922	2,010,534
		3,050,660
Housewares & Specialties – 0.1%
Newell Brands, Inc.	93,141	1,486,530
Tupperware Brands Corp. (a)	10,418	46,152
		1,532,682
TOTAL HOUSEHOLD DURABLES		44,970,612
INTERNET & DIRECT MARKETING RETAIL – 24.0%
Internet & Direct Marketing Retail – 24.0%
1-800-FLOWERS.com, Inc. Class A (a)	4,863	48,484
Amazon.com, Inc. (a)	2,169,976	223,789,625
BARK, Inc. (a)	14,629	29,404
CarParts.com, Inc. (a)	10,329	70,444
Chewy, Inc. Class A (a)	22,050	993,573
ContextLogic, Inc. Class A (a)	115,484	79,441
DoorDash, Inc. Class A (a)	54,985	3,184,731
eBay, Inc.	129,999	6,434,951
Etsy, Inc. (a)	29,937	4,118,733
Lands' End, Inc. (a)	3,167	28,598
MercadoLibre, Inc. (a)	10,724	12,672,444
Overstock.com, Inc. (a)	10,829	262,170
PetMed Express, Inc.	4,730	101,600
Qurate Retail, Inc. Class A (a)	84,164	217,143
Revolve Group, Inc. (a)	9,654	275,525
Stitch Fix, Inc. Class A (a)	17,787	92,670
Wayfair, Inc. Class A (a)	17,217	1,041,629
Xometry, Inc. Class A (a)	3,170	111,013
TOTAL INTERNET & DIRECT MARKETING RETAIL		253,552,178

	Shares	Value
LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.	8,436	$ 396,070
AMMO, Inc. (a)	20,790	51,559
Brunswick Corp.	17,499	1,475,691
Clarus Corp.	4,990	50,149
Hasbro, Inc.	31,093	1,839,773
Johnson Outdoors, Inc. Class A	1,384	94,749
Latham Group, Inc. (a)	11,109	48,880
Malibu Boats, Inc. Class A (a)	4,861	294,528
Mattel, Inc. (a)	83,169	1,701,638
Peloton Interactive, Inc. Class A (a)	69,446	897,937
Polaris, Inc.	13,409	1,539,889
Smith & Wesson Brands, Inc.	10,845	120,163
Sturm Ruger & Co., Inc.	4,188	238,297
Topgolf Callaway Brands Corp. (a)	32,717	801,239
Vista Outdoor, Inc. (a)	13,397	393,202
YETI Holdings, Inc. (a)	20,431	914,491
TOTAL LEISURE PRODUCTS		10,858,255
MULTILINE RETAIL – 4.1%
Department Stores – 0.3%
Dillard's, Inc. Class A	1,283	504,617
Kohl's Corp.	30,447	985,569
Macy's, Inc.	63,789	1,507,334
Nordstrom, Inc.	26,518	518,162
		3,515,682
General Merchandise Stores – 3.8%
Big Lots, Inc.	6,514	106,569
Dollar General Corp.	53,385	12,470,736
Dollar Tree, Inc. (a)	52,996	7,958,939
Franchise Group, Inc.	6,696	206,839
Ollie's Bargain Outlet Holdings, Inc. (a)	13,336	730,279
Target Corp.	108,932	18,751,555
		40,224,917
TOTAL MULTILINE RETAIL		43,740,599
SPECIALTY RETAIL – 21.3%
Apparel Retail – 3.9%
Abercrombie & Fitch Co. Class A (a)	11,730	339,701
American Eagle Outfitters, Inc.	38,151	615,757
Boot Barn Holdings, Inc. (a)	7,065	589,857
Burlington Stores, Inc. (a)	15,488	3,559,607
Caleres, Inc.	8,709	226,608
Chico's FAS, Inc. (a)	30,401	160,213
Designer Brands, Inc. Class A	14,100	145,371
Foot Locker, Inc.	20,160	877,162
Genesco, Inc. (a)	3,088	149,120
Guess?, Inc.	8,478	196,435
Ross Stores, Inc.	82,818	9,788,260
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
Shoe Carnival, Inc.	4,252	$ 116,122
The Buckle, Inc.	7,126	313,544
The Children's Place, Inc. (a)	2,935	133,161
The Gap, Inc.	47,418	643,462
The TJX Cos., Inc.	274,789	22,494,228
Urban Outfitters, Inc. (a)	14,203	389,020
Victoria's Secret & Co. (a)	19,695	830,144
Zumiez, Inc. (a)	3,922	101,305
		41,669,077
Automotive Retail – 3.5%
Advance Auto Parts, Inc.	14,253	2,170,447
America's Car-Mart, Inc. (a)	1,468	126,453
Arko Corp.	11,388	95,545
Asbury Automotive Group, Inc. (a)	4,988	1,097,360
AutoNation, Inc. (a)	8,624	1,092,833
AutoZone, Inc. (a)	4,614	11,252,854
Camping World Holdings, Inc. Class A	9,427	239,540
CarMax, Inc. (a)	37,582	2,647,652
Carvana Co. (a)	20,410	207,570
EVgo, Inc. (a)	15,558	107,195
Group 1 Automotive, Inc.	3,556	760,451
Lithia Motors, Inc.	6,527	1,717,906
Monro, Inc.	7,630	388,367
Murphy USA, Inc.	5,261	1,431,150
O'Reilly Automotive, Inc. (a)	14,982	11,870,988
Penske Automotive Group, Inc.	7,034	899,086
Sonic Automotive, Inc. Class A	4,842	260,064
TravelCenters of America, Inc. (a)	3,168	144,207
		36,509,668
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	47,915	4,251,019
GameStop Corp. Class A (a)	60,893	1,331,730
Rent-A-Center, Inc.	13,334	358,551
		5,941,300
Home Improvement Retail – 10.6%
Floor & Decor Holdings, Inc. Class A (a)	25,136	2,281,595
Lowe's Cos., Inc.	146,902	30,592,341
The Home Depot, Inc.	242,288	78,542,501
		111,416,437
Homefurnishing Retail – 0.4%
Bed Bath & Beyond, Inc. (a)	16,111	45,433
Haverty Furniture Cos., Inc.	3,386	118,239
RH (a)	4,677	1,459,177
Sleep Number Corp. (a)	5,208	179,051
The Aaron's Co., Inc.	7,546	110,549
Williams-Sonoma, Inc.	15,898	2,145,276
		4,057,725

	Shares	Value

Specialty Stores – 2.3%
Academy Sports & Outdoors, Inc.	19,159	$ 1,119,269
Bath & Body Works, Inc.	54,117	2,489,923
Dick's Sporting Goods, Inc.	13,180	1,723,417
Five Below, Inc. (a)	13,096	2,581,615
Hibbett, Inc.	2,913	193,307
Leslie's, Inc. (a)	36,874	571,178
MarineMax, Inc. (a)	5,232	163,500
National Vision Holdings, Inc. (a)	18,700	768,570
Petco Health & Wellness Co., Inc. (a)	21,610	252,621
Sally Beauty Holdings, Inc. (a)	25,366	395,202
Signet Jewelers Ltd.	11,028	847,061
Sportsman's Warehouse Holdings, Inc. (a)	10,462	98,657
The Container Store Group, Inc. (a)	7,937	41,352
The ODP Corp. (a)	10,377	535,453
Tractor Supply Co.	26,262	5,987,473
Ulta Beauty, Inc. (a)	12,117	6,227,653
Warby Parker, Inc. Class A (a)	15,895	256,704
Winmark Corp.	694	194,875
		24,447,830
TOTAL SPECIALTY RETAIL		224,042,037
TEXTILES, APPAREL & LUXURY GOODS – 6.5%
Apparel, Accessories & Luxury Goods – 2.2%
Capri Holdings Ltd. (a)	32,717	2,175,353
Carter's, Inc.	9,241	770,422
Columbia Sportswear Co.	8,096	776,407
G-III Apparel Group Ltd. (a)	10,288	174,073
Hanesbrands, Inc.	82,713	698,098
Kontoor Brands, Inc.	11,813	564,189
Levi Strauss & Co. Class A	22,285	410,044
Lululemon Athletica, Inc. (a)	27,507	8,441,348
Movado Group, Inc.	3,764	133,095
Oxford Industries, Inc.	3,588	420,585
PVH Corp.	15,875	1,427,163
Ralph Lauren Corp.	10,165	1,258,935
Tapestry, Inc.	57,176	2,605,510
Under Armour, Inc. Class A (a)	44,726	554,155
Under Armour, Inc. Class C (a)	46,766	509,750
VF Corp.	78,277	2,421,890
		23,341,017
Footwear – 4.3%
Allbirds, Inc. Class A (a)	22,701	62,428
Crocs, Inc. (a)	14,514	1,767,370
Deckers Outdoor Corp. (a)	6,285	2,686,712
NIKE, Inc. Class B	299,067	38,080,201
Skechers U.S.A., Inc. Class A (a)	31,731	1,527,848
Steven Madden Ltd.	17,792	637,843

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Footwear – continued
Wolverine World Wide, Inc.	18,664	$ 301,050
		45,063,452
TOTAL TEXTILES, APPAREL & LUXURY GOODS		68,404,469
TOTAL COMMON STOCKS (Cost $1,123,951,573)		1,051,608,394
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $2,070,000)	2,070,000	2,070,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,126,021,573)		1,053,678,394
NET OTHER ASSETS (LIABILITIES) – 0.1%		570,071
NET ASSETS – 100.0%		$1,054,248,465

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	15	March 2023	2,262,150	$ 110,871	$ 110,871
CME E-mini Russell 2000 Index Contracts (United States)	2	March 2023	193,940	9,347	9,347
Total Equity Index Contracts					$ 120,218
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,051,608,394	$ 1,051,608,394	$ —	$ —
Money Market Funds	2,070,000	2,070,000	—	—
Total Investments in Securities:	$ 1,053,678,394	$ 1,053,678,394	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 120,218	$ 120,218	$ —	$ —
Total Assets	$ 120,218	$ 120,218	$ —	$ —
Total Derivative Instruments:	$ 120,218	$ 120,218	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$120,218	$0
Total Equity Risk	120,218	0
Total Value of Derivatives	$120,218	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BEVERAGES – 23.8%
Brewers – 0.7%
Molson Coors Beverage Co. Class B	99,366	$5,224,664
The Boston Beer Co., Inc. Class A (a)	6,793	2,639,828
		7,864,492
Distillers & Vintners – 2.7%
Brown-Forman Corp. Class B	150,439	10,016,229
Constellation Brands, Inc. Class A	76,811	17,783,283
MGP Ingredients, Inc.	15,336	1,495,873
The Duckhorn Portfolio, Inc. (a)	70,107	1,134,331
		30,429,716
Soft Drinks – 20.4%
Celsius Holdings, Inc. (a)	29,317	2,941,082
Coca-Cola Consolidated, Inc.	4,011	2,032,695
Keurig Dr Pepper, Inc.	369,837	13,047,849
Monster Beverage Corp. (a)	186,754	19,437,356
National Beverage Corp. (a)	30,002	1,326,089
PepsiCo, Inc.	534,899	91,478,427
The Coca-Cola Co.	1,593,554	97,716,731
The Vita Coco Co. Inc. (a)	24,841	337,092
		228,317,321
TOTAL BEVERAGES		266,611,529
FOOD & STAPLES RETAILING – 22.4%
Drug Retail – 1.1%
Walgreens Boots Alliance, Inc.	350,434	12,916,997
Food Distributors – 3.1%
Performance Food Group Co. (a)	89,314	5,476,735
SpartanNash Co.	44,418	1,407,162
Sysco Corp.	237,092	18,365,146
The Andersons, Inc.	38,063	1,399,957
The Chefs' Warehouse, Inc. (a)	42,269	1,615,944
United Natural Foods, Inc. (a)	48,047	1,999,716
US Foods Holding Corp. (a)	118,262	4,509,330
		34,773,990
Food Retail – 2.5%
Casey's General Stores, Inc.	20,940	4,939,955
Fresh Market, Inc. (a)	6,179	0
Grocery Outlet Holding Corp. (a)	67,005	2,036,282
Ingles Markets, Inc. Class A	16,517	1,569,115
Sprouts Farmers Market, Inc. (a)	84,369	2,695,590
The Kroger Co.	328,893	14,678,495
Weis Markets, Inc.	19,145	1,652,979
		27,572,416
Hypermarkets & Super Centers – 15.7%
BJ's Wholesale Club Holdings, Inc. (a)	75,886	5,499,458
Costco Wholesale Corp.	169,720	86,750,681
PriceSmart, Inc.	24,725	1,837,315

	Shares	Value

Walmart, Inc.	568,163	$ 81,741,611
		175,829,065
TOTAL FOOD & STAPLES RETAILING		251,092,468
FOOD PRODUCTS – 21.2%
Agricultural Products – 3.6%
Archer-Daniels-Midland Co.	260,691	21,598,249
Benson Hill, Inc. (a)	201,208	539,237
Bunge Ltd.	76,638	7,594,826
Darling Ingredients, Inc. (a)	84,160	5,578,966
Fresh Del Monte Produce, Inc.	48,858	1,397,339
Ingredion, Inc.	39,307	4,040,760
		40,749,377
Packaged Foods & Meats – 17.6%
B&G Foods, Inc.	93,377	1,309,145
Beyond Meat, Inc. (a)	84,892	1,394,776
BRC, Inc. Class A (a)	46,142	304,537
Calavo Growers, Inc.	29,392	942,014
Cal-Maine Foods, Inc.	35,745	2,045,329
Campbell Soup Co.	111,800	5,805,774
Conagra Brands, Inc.	239,284	8,898,972
Flowers Foods, Inc.	121,751	3,371,285
Freshpet, Inc. (a)	40,978	2,595,137
General Mills, Inc.	281,490	22,057,556
Hormel Foods Corp.	151,247	6,853,002
Hostess Brands, Inc. (a)	103,613	2,396,569
J&J Snack Foods Corp.	13,186	1,889,554
John B Sanfilippo & Son, Inc.	15,917	1,345,146
Kellogg Co.	126,896	8,702,528
Lamb Weston Holdings, Inc.	77,702	7,761,653
Lancaster Colony Corp.	14,766	2,833,743
McCormick & Co., Inc. (non-vtg.)	121,251	9,108,375
Mission Produce, Inc. (a)	74,611	929,653
Mondelez International, Inc. Class A	631,558	41,329,155
Pilgrim's Pride Corp. (a)	52,770	1,281,256
Post Holdings, Inc. (a)	34,571	3,282,516
Seaboard Corp.	361	1,415,300
Seneca Foods Corp. Class A (a)	10,365	647,812
Sovos Brands, Inc. (a)	53,968	731,806
Tattooed Chef, Inc. (a)	88,204	134,070
The Hain Celestial Group, Inc. (a)	79,008	1,621,244
The Hershey Co.	69,043	15,507,058
The JM Smucker Co.	55,210	8,436,088
The Kraft Heinz Co.	350,315	14,198,267
The Simply Good Foods Co. (a)	65,743	2,386,471
Tootsie Roll Industries, Inc.	28,660	1,281,962
TreeHouse Foods, Inc. (a)	46,311	2,242,842
Tyson Foods, Inc. Class A	141,004	9,271,013
Utz Brands, Inc.	83,304	1,387,845
Vital Farms, Inc. (a)	36,193	636,273

See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Westrock Coffee Co. (a)	59,050	$ 772,964
		197,108,690
TOTAL FOOD PRODUCTS		237,858,067
HOUSEHOLD PRODUCTS – 19.1%
Household Products – 19.1%
Central Garden and Pet Co. (a)	18,183	762,595
Central Garden and Pet Co. Class A (a)	41,088	1,628,318
Church & Dwight Co., Inc.	118,491	9,581,182
Colgate-Palmolive Co.	366,676	27,328,362
Energizer Holdings, Inc.	58,997	2,188,789
Kimberly-Clark Corp.	156,645	20,365,417
Reynolds Consumer Products, Inc.	59,590	1,773,994
Spectrum Brands Holdings, Inc.	34,701	2,355,504
The Clorox Co.	61,103	8,840,993
The Procter & Gamble Co.	960,892	136,811,803
WD-40 Co.	10,650	1,858,851
TOTAL HOUSEHOLD PRODUCTS		213,495,808
PERSONAL PRODUCTS – 4.5%
Personal Products – 4.5%
BellRing Brands, Inc. (a)	101,602	2,881,433
Coty, Inc. Class A (a)	271,240	2,701,550
Edgewell Personal Care Co.	46,041	1,973,317
elf Beauty, Inc. (a)	52,107	2,998,758
Herbalife Nutrition Ltd. (a)	92,419	1,623,802
Inter Parfums, Inc.	19,503	2,305,645
Medifast, Inc.	11,964	1,333,388
Nu Skin Enterprises, Inc. Class A	43,231	1,853,745
The Beauty Health Co. (a)	117,538	1,339,933
The Estee Lauder Cos., Inc. Class A	106,414	29,485,191

	Shares	Value

The Honest Co., Inc. (a)	98,553	$ 325,225
USANA Health Sciences, Inc. (a)	20,189	1,179,845
Veru, Inc. (a)	114,451	659,238
TOTAL PERSONAL PRODUCTS		50,661,070
TOBACCO – 8.6%
Tobacco – 8.6%
Altria Group, Inc.	825,160	37,165,206
Philip Morris International, Inc.	525,185	54,745,284
Turning Point Brands, Inc.	26,929	625,022
Universal Corp.	28,399	1,544,054
Vector Group Ltd.	146,044	1,891,270
TOTAL TOBACCO		95,970,836
TOTAL COMMON STOCKS (Cost $1,020,911,710)		1,115,689,778
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $2,770,000)	2,770,000	2,770,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,023,681,710)		1,118,459,778
NET OTHER ASSETS (LIABILITIES) – 0.2%		1,691,364
NET ASSETS – 100.0%		$1,120,151,142

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	56	March 2023	4,174,240	$ (60,380)	$ (60,380)
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2023	96,970	2,613	2,613
Total Equity Index Contracts					$ (57,767)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,115,689,778	$ 1,115,689,778	$ —	$ —
Money Market Funds	2,770,000	2,770,000	—	—
Total Investments in Securities:	$ 1,118,459,778	$ 1,118,459,778	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 2,613	$ 2,613	$ —	$ —
Total Assets	$ 2,613	$ 2,613	$ —	$ —
Liabilities
Futures Contracts	$ (60,380)	$ (60,380)	$ —	$ —
Total Liabilities	$ (60,380)	$ (60,380)	$ —	$ —
Total Derivative Instruments:	$ (57,767)	$ (57,767)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$2,613	$(60,380)
Total Equity Risk	2,613	(60,380)
Total Value of Derivatives	$2,613	$(60,380)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.8%
Oil & Gas Drilling – 1.1%
Diamond Offshore Drilling Inc. (a)	92,650	$ 1,061,769
Helmerich & Payne, Inc. (a)	91,004	4,408,234
Nabors Industries Ltd. (a)	7,961	1,413,396
Noble Corp. PLC (a)	85,229	3,467,968
Patterson-UTI Energy, Inc.	184,233	3,095,114
Transocean Ltd. (a)	572,227	3,856,810
Valaris Ltd. (a)	23,213	1,686,192
		18,989,483
Oil & Gas Equipment & Services – 9.7%
Archrock, Inc.	125,882	1,247,491
Baker Hughes Co.	839,545	26,647,158
Bristow Group, Inc. (a)	9,315	284,480
Cactus, Inc. Class A	52,190	2,824,001
ChampionX Corp.	171,212	5,653,420
Core Laboratories N.V.	42,805	1,095,808
DMC Global, Inc. (a)	20,999	477,517
Dril-Quip, Inc. (a)	32,562	999,979
Expro Group Holdings N.V. (a)	64,496	1,218,330
Halliburton Co.	752,292	31,009,476
Helix Energy Solutions Group, Inc. (a)	136,857	1,085,276
Liberty Energy, Inc.	114,640	1,814,751
NexTier Oilfield Solitions, Inc. (a)	170,690	1,607,900
NOV, Inc.	329,709	8,058,088
Oceaneering International, Inc. (a)	87,909	1,876,857
ProFrac Holding Corp. Class A (a)	16,962	381,645
ProPetro Holding Corp. (a)	74,838	744,638
RPC, Inc.	72,735	721,531
Schlumberger N.V.	1,170,729	66,708,139
Select Energy Services, Inc. Class A	62,621	549,813
TechnipFMC PLC (a)	363,346	5,046,876
TETRA Technologies, Inc. (a)	121,396	480,728
Tidewater, Inc. (a)	11,838	513,769
US Silica Holdings, Inc. (a)	68,575	839,358
Weatherford International PLC (a)	58,724	3,340,221
		165,227,250
TOTAL ENERGY EQUIPMENT & SERVICES		184,216,733
OIL, GAS & CONSUMABLE FUELS – 89.0%
Coal & Consumable Fuels – 0.6%
Arch Resources, Inc.	15,270	2,260,265
Centrus Energy Corp. Class A (a)	10,336	424,293
CONSOL Energy, Inc.	29,461	1,703,729
Enviva, Inc.	29,598	1,346,117
Peabody Energy Corp. (a)	98,647	2,751,265
Uranium Energy Corp. (a)	300,022	1,209,089
		9,694,758
Integrated Oil & Gas – 40.9%
Chevron Corp.	1,476,831	256,998,131

	Shares	Value

Exxon Mobil Corp.	3,345,518	$ 388,113,543
Occidental Petroleum Corp.	771,675	49,996,823
		695,108,497
Oil & Gas Exploration & Production – 28.3%
Antero Resources Corp. (a)	235,834	6,801,453
APA Corp.	309,567	13,723,105
Berry Corp.	57,257	526,764
California Resources Corp.	45,598	1,948,403
Callon Petroleum Co. (a)	50,678	2,156,349
Chesapeake Energy Corp.	85,861	7,445,866
Chord Energy Corp.	35,773	5,127,344
Civitas Resources, Inc.	47,414	3,155,402
CNX Resources Corp. (a)	178,498	2,986,272
Comstock Resources, Inc.	83,134	1,010,078
ConocoPhillips	962,702	117,324,493
Coterra Energy, Inc.	661,203	16,549,911
Crescent Energy Co. Class A	38,480	464,069
Denbury, Inc. (a)	42,170	3,659,513
Devon Energy Corp.	528,857	33,444,917
Diamondback Energy, Inc.	142,360	20,801,643
Earthstone Energy Inc. Class A (a)	46,600	647,740
EOG Resources, Inc.	485,250	64,174,312
EQT Corp.	278,059	9,084,188
Gran Tierra Energy, Inc. (a)	398,331	386,301
Gulfport Energy Corp. (a)	11,370	774,865
Hess Corp.	231,294	34,731,107
Kimbell Royalty Partners LP	49,771	810,770
Kosmos Energy Ltd. (a)	391,699	3,098,339
Laredo Petroleum, Inc. (a)	14,034	789,834
Magnolia Oil & Gas Corp. Class A	144,932	3,421,844
Marathon Oil Corp.	647,152	17,777,265
Matador Resources Co.	99,496	6,582,655
Murphy Oil Corp.	129,255	5,636,811
Northern Oil and Gas, Inc.	58,829	1,971,948
Ovintiv, Inc.	215,971	10,632,252
PDC Energy, Inc.	81,391	5,512,612
Permian Resources Corp.	175,795	1,910,892
Pioneer Natural Resources Co.	190,445	43,869,006
Range Resources Corp.	221,199	5,534,399
Ranger Oil Corp. Class A	18,516	777,672
SandRidge Energy, Inc. (a)	8,844	139,824
SilverBow Resources, Inc. (a)	14,131	371,221
Sitio Royalties Corp. Class A	63,349	1,683,183
SM Energy Co.	104,484	3,434,389
Southwestern Energy Co. (a)	753,243	4,157,901
Talos Energy, Inc. (a)	52,230	1,034,676
Tellurian, Inc. (a)	455,144	905,737
Texas Pacific Land Corp.	5,159	10,296,590
VAALCO Energy Inc.	104,777	487,213
Viper Energy Partners LP	52,441	1,665,002
Vitesse Energy Inc. (a)	8,642	137,926

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
W&T Offshore, Inc. (a)	98,220	$ 610,928
		480,174,984
Oil & Gas Refining & Marketing – 10.1%
Alto Ingredients, Inc. (a)	94,790	321,338
Clean Energy Fuels Corp. (a)	165,801	938,434
CVR Energy, Inc.	28,462	944,938
Delek US Holdings, Inc.	59,610	1,595,164
Gevo, Inc. (a)	255,253	541,136
Green Plains, Inc. (a)	37,085	1,289,445
HF Sinclair Corp.	136,387	7,760,420
Marathon Petroleum Corp.	503,748	64,741,693
Par Pacific Holdings, Inc. (a)	43,881	1,172,939
PBF Energy, Inc. Class A	82,955	3,483,281
Phillips 66	398,803	39,987,977
REX American Resources Corp. (a)	16,791	549,402
Valero Energy Corp.	336,454	47,113,654
Vertex Energy Inc. (a)	64,226	467,565
World Fuel Services Corp.	54,178	1,533,237
		172,440,623
Oil & Gas Storage & Transportation – 9.1%
Antero Midstream Corp.	264,827	2,886,614
Cheniere Energy, Inc.	198,402	30,313,842
Dorian LPG Ltd.	32,150	638,177
DT Midstream, Inc.	81,439	4,451,456
EnLink Midstream LLC (a)	229,235	2,915,869
Equitrans Midstream Corp.	352,571	2,556,140
Excelerate Energy Inc. Class A	19,250	448,525
Hess Midstream LP Class A	39,325	1,214,356
International Seaways, Inc.	35,830	1,391,637

	Shares	Value

Kinder Morgan, Inc.	1,691,598	$ 30,956,243
Kinetik Holdings, Inc.	17,734	554,897
New Fortress Energy, Inc.	36,848	1,429,334
NextDecade Corp. (a)	59,836	358,418
ONEOK, Inc.	371,664	25,451,551
Plains GP Holdings LP Class A (a)	169,848	2,223,310
Targa Resources Corp.	180,238	13,521,455
The Williams Cos., Inc.	1,011,286	32,603,861
		153,915,685
TOTAL OIL, GAS & CONSUMABLE FUELS		1,511,334,547
TOTAL COMMON STOCKS (Cost $1,123,433,641)		1,695,551,280
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $2,080,000)	2,080,000	2,080,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,125,513,641)		1,697,631,280
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,315,336
NET ASSETS – 100.0%		$1,698,946,616

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	33	March 2023	$3,111,570	$28,065	$28,065
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,695,551,280	$ 1,695,551,280	$ —	$ —
Money Market Funds	2,080,000	2,080,000	—	—
Total Investments in Securities:	$ 1,697,631,280	$ 1,697,631,280	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 28,065	$ 28,065	$ —	$ —
Total Assets	$ 28,065	$ 28,065	$ —	$ —
Total Derivative Instruments:	$ 28,065	$ 28,065	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$28,065	$0
Total Equity Risk	28,065	0
Total Value of Derivatives	$28,065	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Fidelity® MSCI Financials Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BANKS – 34.8%
Diversified Banks – 20.9%
Bank of America Corp.	2,350,993	$ 83,413,232
Citigroup, Inc.	629,271	32,860,531
JPMorgan Chase & Co.	953,590	133,464,456
US Bancorp	458,521	22,834,346
Wells Fargo & Co.	1,232,848	57,783,586
		330,356,151
Regional Banks – 13.9%
1st Source Corp.	6,456	317,571
Amalgamated Financial Corp.	5,200	119,340
Amerant Bancorp, Inc.	8,631	240,287
Ameris Bancorp	23,084	1,088,641
Arrow Financial Corp.	6,447	212,171
Associated Banc-Corp.	50,788	1,138,159
Atlantic Union Bankshares Corp.	24,241	937,884
Banc of California, Inc.	21,135	368,172
Bancfirst Corp.	5,941	511,698
Bank First Corp.	2,786	222,490
Bank of Hawaii Corp.	13,050	998,194
Bank of Marin Bancorp	6,218	189,462
Bank OZK	39,818	1,818,488
BankUnited, Inc.	24,507	922,443
Banner Corp.	8,650	560,779
Bar Harbor Bankshares	5,344	166,038
Berkshire Hills Bancorp, Inc.	14,931	463,608
BOK Financial Corp.	10,098	1,014,849
Brookline Bancorp, Inc.	17,341	226,820
Business First Bancshares Inc.	7,481	155,156
Byline Bancorp, Inc.	8,211	203,633
Cadence Bank	53,613	1,371,421
Cambridge Bancorp	2,206	176,480
Camden National Corp.	5,180	218,751
Capital City Bank Group, Inc.	4,855	157,642
Cathay General Bancorp	23,713	1,042,423
Central Pacific Financial Corp.	5,914	133,656
Citizens Financial Group, Inc.	160,886	6,969,582
City Holding Co.	3,499	331,670
Coastal Financial Corp. (a)	3,651	166,741
Columbia Banking System, Inc.	26,291	812,655
Comerica, Inc.	42,976	3,150,571
Commerce Bancshares, Inc.	36,777	2,447,877
Community Bank System, Inc.	17,089	986,206
Community Trust Bancorp, Inc.	6,212	267,613
ConnectOne Bancorp, Inc.	12,401	294,772
CrossFirst Bankshares, Inc. (a)	16,229	219,091
Cullen/Frost Bankers, Inc.	19,964	2,600,910
Customers Bancorp, Inc. (a)	10,986	333,645
CVB Financial Corp.	47,486	1,150,111
Dime Community Bancshares, Inc.	11,321	337,592
Eagle Bancorp, Inc.	8,114	385,334

	Shares	Value

East West Bancorp, Inc.	46,245	$ 3,631,157
Eastern Bankshares, Inc.	52,941	856,056
Enterprise Financial Services Corp.	12,480	665,434
Equity Bancshares, Inc. Class A	4,661	139,131
Farmers National Banc Corp.	10,474	150,616
FB Financial Corp.	12,173	457,218
Fifth Third Bancorp	222,740	8,083,235
First Bancorp	12,741	507,729
First BanCorp	57,887	778,580
First Busey Corp.	17,024	406,363
First Citizens BancShares, Inc. Class A	3,929	3,055,505
First Commonwealth Financial Corp.	21,144	311,028
First Community Bankshares, Inc.	5,734	186,412
First Financial Bancorp	23,110	585,376
First Financial Bankshares, Inc.	44,369	1,580,424
First Financial Corp.	4,531	203,533
First Foundation, Inc.	17,055	264,864
First Hawaiian, Inc.	42,708	1,171,908
First Horizon Corp.	175,031	4,328,517
First Interstate Bancsystem, Inc. Class A	30,037	1,077,728
First Merchants Corp.	19,301	822,995
First Mid Bancshares, Inc.	6,979	224,235
First Republic Bank	59,651	8,403,633
Five Star Bancorp	3,159	85,167
Flushing Financial Corp.	10,880	208,787
FNB Corp.	116,767	1,666,265
Fulton Financial Corp.	54,320	908,774
German American Bancorp, Inc.	10,205	393,097
Glacier Bancorp, Inc.	36,482	1,663,214
Great Southern Bancorp, Inc.	3,977	232,416
Hancock Whitney Corp.	28,509	1,467,643
Hanmi Financial Corp.	5,332	124,182
Harborone Bancorp, Inc.	16,483	224,828
HBT Financial Inc.	2,438	51,125
Heartland Financial USA, Inc.	13,770	681,202
Heritage Commerce Corp.	21,556	261,259
Heritage Financial Corp.	7,803	222,620
Hilltop Holdings, Inc.	17,506	572,446
Home BancShares, Inc.	64,731	1,545,129
HomeStreet, Inc.	4,501	124,093
Hope Bancorp, Inc.	32,600	420,214
Horizon Bancorp, Inc.	12,952	202,569
Huntington Bancshares, Inc.	468,142	7,101,714
Independent Bank Corp.	8,010	177,582
Independent Bank Corp./MA	14,994	1,194,872
Independent Bank Group, Inc.	12,789	783,966
International Bancshares Corp.	18,177	851,956
KeyCorp	302,739	5,809,561
Lakeland Bancorp, Inc.	21,998	423,901

See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Lakeland Financial Corp.	8,898	$ 629,178
Live Oak Bancshares, Inc.	11,322	387,552
M&T Bank Corp.	57,008	8,893,248
Mercantile Bank Corp.	5,700	195,681
Metrocity Bankshares Inc.	5,675	114,749
Metropolitan Bank Holding Corp. (a)	3,385	201,001
Mid Penn Bancorp Inc.	4,036	127,013
Midland States Bancorp, Inc.	7,414	188,909
MidWestOne Financial Group, Inc.	5,202	162,042
National Bank Holdings Corp. Class A	10,906	460,560
NBT Bancorp, Inc.	11,425	449,117
Nicolet Bankshares, Inc. (a)	4,309	314,083
Northwest Bancshares, Inc.	31,074	439,386
OceanFirst Financial Corp.	19,202	459,312
OFG Bancorp	13,258	375,334
Old National Bancorp	95,855	1,677,462
Old Second Bancorp, Inc.	12,933	219,732
Origin Bancorp, Inc.	7,697	288,637
Pacific Premier Bancorp, Inc.	29,158	942,970
PacWest Bancorp	38,240	1,057,718
Park National Corp.	5,526	692,131
Pathward Financial, Inc.	7,628	378,501
Peapack-Gladstone Financial Corp.	6,089	225,841
Peoples Bancorp, Inc.	9,814	291,181
Pinnacle Financial Partners, Inc.	25,078	1,974,391
Popular, Inc.	24,803	1,702,478
Preferred Bank	2,171	154,423
Premier Financial Corp.	12,832	321,057
Prosperity Bancshares, Inc.	29,617	2,246,746
QCR Holdings, Inc.	5,485	288,292
Regions Financial Corp.	303,301	7,139,706
Renasant Corp.	15,826	563,089
Republic Bancorp, Inc. Class A	3,521	158,375
S&T Bancorp, Inc.	11,681	424,955
Sandy Spring Bancorp, Inc.	15,645	528,801
Seacoast Banking Corp. of Florida	20,936	672,255
ServisFirst Bancshares, Inc.	15,830	1,079,289
Signature Bank	20,560	2,651,212
Silvergate Capital Corp. Class A (a)	10,300	146,672
Simmons First National Corp. Class A	38,618	861,568
SmartFinancial Inc.	4,268	115,108
South Plains Financial Inc.	3,478	97,732
Southside Bancshares, Inc.	10,862	411,453
SouthState Corp.	24,835	1,976,866
Stellar Bancorp, Inc.	15,203	427,356
Stock Yards Bancorp, Inc.	10,046	602,358
SVB Financial Group (a)	19,277	5,830,136

	Shares	Value

Synovus Financial Corp.	48,042	$ 2,015,362
Texas Capital Bancshares, Inc. (a)	16,829	1,111,892
The Bancorp, Inc. (a)	17,783	603,377
The First Bancshares, Inc.	8,164	250,227
The First of Long Island Corp.	8,455	149,315
The PNC Financial Services Group, Inc.	133,168	22,029,982
Tompkins Financial Corp.	4,386	330,397
Towne Bank	22,419	683,107
Trico Bancshares	10,275	519,401
Triumph Bancorp, Inc. (a)	8,105	451,692
Truist Financial Corp.	430,643	21,269,458
Trustmark Corp.	19,551	569,325
UMB Financial Corp.	15,170	1,368,182
Umpqua Holdings Corp.	72,423	1,318,099
United Bankshares, Inc.	46,109	1,853,582
United Community Banks, Inc.	36,087	1,174,271
Univest Financial Corp.	10,940	297,021
Valley National Bancorp	142,499	1,692,888
Veritex Holdings, Inc.	16,888	475,397
Washington Federal, Inc.	22,164	785,935
Washington Trust Bancorp, Inc.	6,315	270,093
Webster Financial Corp.	57,082	3,005,367
WesBanco, Inc.	19,374	720,132
Westamerica BanCorp.	7,079	393,309
Western Alliance Bancorp	35,304	2,660,862
Wintrust Financial Corp.	19,951	1,824,918
Zions Bancorp NA	49,434	2,627,911
		220,718,043
TOTAL BANKS		551,074,194
CAPITAL MARKETS – 27.4%
Asset Management & Custody Banks – 9.2%
Affiliated Managers Group, Inc.	12,415	2,144,567
Ameriprise Financial, Inc.	35,119	12,295,864
Ares Management Corp. Class A	50,202	4,166,264
Artisan Partners Asset Management, Inc. Class A (a)	21,877	805,511
Assetmark Financial Holdings, Inc. (a)	7,649	203,004
BlackRock, Inc.	48,990	37,193,698
Blackstone, Inc. Class A	227,930	21,872,163
Blucora, Inc. (a)	13,741	400,413
Blue Owl Capital, Inc.	81,418	1,024,238
Brightsphere Investment Group, Inc.	11,322	265,501
Cohen & Steers, Inc.	8,874	651,973
Diamond Hill Investment Group, Inc.	1,049	197,663
Federated Hermes, Inc.	28,062	1,102,837
Focus Financial Partners, Inc. Class A (a)	19,889	897,988
Franklin Resources, Inc.	96,775	3,019,380

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Hamilton Lane, Inc. Class A	11,916	$ 927,780
Invesco Ltd.	110,756	2,050,094
Janus Henderson Group PLC	46,661	1,209,453
KKR & Co., Inc.	181,429	10,125,553
Northern Trust Corp.	64,261	6,231,389
SEI Investments Co.	37,385	2,333,946
State Street Corp.	119,331	10,898,500
StepStone Group, Inc. Class A	16,420	479,300
T Rowe Price Group, Inc.	73,254	8,531,893
The Bank of New York Mellon Corp.	249,203	12,602,196
The Carlyle Group, Inc.	64,517	2,320,676
TPG, Inc.	12,545	404,074
Victory Capital Holdings, Inc. Class A	5,881	174,313
Virtus Investment Partners, Inc.	2,483	533,547
WisdomTree Investments, Inc.	37,147	213,967
		145,277,745
Financial Exchanges & Data – 8.9%
Cboe Global Markets, Inc.	34,868	4,284,580
CME Group, Inc.	116,726	20,620,815
Coinbase Global, Inc. Class A (a)	40,551	2,371,422
Donnelley Financial Solutions, Inc. (a)	8,909	406,340
FactSet Research Systems, Inc.	12,340	5,219,080
Intercontinental Exchange, Inc.	181,283	19,496,987
MarketAxess Holdings, Inc.	12,196	4,437,515
Moody's Corp.	53,600	17,299,400
Morningstar, Inc.	8,264	2,007,160
MSCI, Inc.	26,125	13,887,005
Nasdaq, Inc.	112,197	6,753,137
Open Lending Corp. Class A (a)	37,128	325,613
S&P Global, Inc.	110,710	41,509,607
Tradeweb Markets, Inc. Class A	34,858	2,598,315
		141,216,976
Investment Banking & Brokerage – 9.3%
B Riley Financial, Inc.	5,088	217,410
BGC Partners, Inc. Class A	101,999	443,696
Cowen, Inc. Class A	8,441	328,186
Evercore, Inc. Class A	12,398	1,609,384
Freedom Holding Corp. (a)	5,740	369,656
Goldman Sachs Group, Inc.	111,000	40,604,910
Houlihan Lokey, Inc.	16,217	1,606,618
Interactive Brokers Group, Inc. Class A	31,594	2,525,624
Jefferies Financial Group, Inc.	60,356	2,370,784
LPL Financial Holdings, Inc.	25,900	6,141,408
Moelis & Co. Class A	21,401	1,000,497
Morgan Stanley	418,439	40,726,668
Perella Weinberg Partners	14,832	152,028

	Shares	Value

Piper Sandler Cos.	5,900	$ 838,390
PJT Partners, Inc. Class A	7,536	603,106
Raymond James Financial, Inc.	63,053	7,110,487
Stifel Financial Corp.	34,395	2,318,567
StoneX Group, Inc. (a)	5,782	508,122
The Charles Schwab Corp.	472,540	36,584,047
Virtu Financial, Inc. Class A	28,485	550,045
		146,609,633
TOTAL CAPITAL MARKETS		433,104,354
CONSUMER FINANCE – 5.2%
Consumer Finance – 5.2%
Ally Financial, Inc.	101,183	3,287,436
American Express Co.	207,047	36,218,732
Atlanticus Holdings Corp. (a)	1,633	53,072
Bread Financial Holdings, Inc.	3,086	126,619
Capital One Financial Corp.	124,580	14,825,020
Credit Acceptance Corp. (a)	2,114	978,021
Discover Financial Services	88,670	10,350,449
Encore Capital Group, Inc. (a)	7,977	444,478
Enova International, Inc. (a)	10,918	498,407
Ezcorp, Inc. Class A (a)	17,427	158,760
FirstCash Holdings, Inc.	13,044	1,202,396
Green Dot Corp. Class A (a)	16,591	299,965
LendingClub Corp. (a)	33,961	329,082
LendingTree, Inc. (a)	3,818	151,422
Navient Corp.	47,224	895,839
Nelnet, Inc. Class A	4,822	460,453
OneMain Holdings, Inc.	38,699	1,669,475
PRA Group, Inc. (a)	13,051	525,172
PROG Holdings, Inc. (a)	17,000	378,930
SLM Corp.	82,967	1,457,730
SoFi Technologies, Inc. (a)	196,844	1,364,129
Synchrony Financial	157,573	5,787,656
Upstart Holdings, Inc. (a)	23,942	447,237
World Acceptance Corp. (a)	1,145	109,599
TOTAL CONSUMER FINANCE		82,020,079
DIVERSIFIED FINANCIAL SERVICES – 9.4%
Multi-Sector Holdings – 8.4%
Berkshire Hathaway, Inc. Class B (a)	423,091	131,801,309
Cannae Holdings, Inc. (a)	24,387	596,018
Compass Diversified Holdings	21,138	471,800
		132,869,127
Other Diversified Financial Services – 1.0%
Apollo Global Management, Inc.	129,742	9,183,139
Equitable Holdings, Inc.	121,807	3,906,350
Jackson Financial, Inc. Class A	16,897	744,144
Voya Financial, Inc.	31,939	2,228,384
		16,062,017
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – continued
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	6,388	$ 245,938
TOTAL DIVERSIFIED FINANCIAL SERVICES		149,177,082
INSURANCE – 20.6%
Insurance Brokers – 5.0%
Aon PLC Class A	68,505	21,831,173
Arthur J Gallagher & Co.	68,267	13,361,217
Brown & Brown, Inc.	77,941	4,564,225
BRP Group, Inc. Class A (a)	19,852	568,760
Goosehead Insurance, Inc. Class A (a)	6,435	251,287
Hagerty, Inc. Class A (a)	7,800	74,958
Hippo Holdings, Inc. (a)	4,599	77,171
Marsh & McLennan Cos., Inc.	162,147	28,361,132
Ryan Specialty Holdings, Inc. (a)	27,356	1,165,913
Willis Towers Watson PLC	35,703	9,075,345
		79,331,181
Life & Health Insurance – 4.2%
Aflac, Inc.	194,876	14,323,386
American Equity Investment Life Holding Co.	24,482	1,166,567
Brighthouse Financial, Inc. (a)	23,578	1,326,734
CNO Financial Group, Inc.	38,965	1,003,738
Genworth Financial, Inc. Class A (a)	173,544	957,963
Globe Life, Inc.	30,049	3,631,422
Lincoln National Corp.	52,735	1,868,401
MetLife, Inc.	220,064	16,069,073
National Western Life Group, Inc. Class A	896	248,013
Oscar Health, Inc. Class A (a)	13,845	53,165
Primerica, Inc.	12,154	1,965,910
Principal Financial Group, Inc.	81,802	7,570,775
Prudential Financial, Inc.	120,760	12,672,554
Trupanion, Inc. (a)	11,490	678,140
Unum Group	64,877	2,726,780
		66,262,621
Multi-line Insurance – 1.7%
American International Group, Inc.	246,842	15,605,351
Assurant, Inc.	17,893	2,372,433
Horace Mann Educators Corp.	10,908	388,434
The Hartford Financial Services Group, Inc.	105,350	8,176,214
		26,542,432
Property & Casualty Insurance – 9.0%
Ambac Financial Group, Inc. (a)	14,640	243,902
American Financial Group, Inc.	24,343	3,471,068
AMERISAFE, Inc.	6,467	356,202
Arch Capital Group Ltd. (a)	119,819	7,710,353

	Shares	Value

Argo Group International Holdings Ltd.	11,443	$ 317,658
Assured Guaranty Ltd.	19,611	1,227,649
Axis Capital Holdings Ltd.	27,540	1,723,178
Chubb Ltd.	135,718	30,874,488
Cincinnati Financial Corp.	49,098	5,555,439
Donegal Group, Inc. Class A	5,830	88,499
Employers Holdings, Inc.	6,139	269,318
Erie Indemnity Co. Class A	8,257	2,017,598
Fidelity National Financial, Inc.	85,214	3,751,973
First American Financial Corp.	33,817	2,092,258
HCI Group, Inc.	2,562	128,638
James River Group Holdings Ltd.	13,097	296,778
Kemper Corp.	21,000	1,233,330
Kinsale Capital Group, Inc.	7,044	1,961,331
Lemonade, Inc. (a)	14,621	238,030
Loews Corp.	66,473	4,086,760
Markel Corp. (a)	4,394	6,191,058
MBIA, Inc. (a)	14,925	194,174
Mercury General Corp.	9,417	336,469
Old Republic International Corp.	95,261	2,513,938
Palomar Holdings, Inc. (a)	8,258	422,066
ProAssurance Corp.	13,572	263,161
RLI Corp.	13,337	1,766,486
Safety Insurance Group, Inc.	3,885	327,855
Selective Insurance Group, Inc.	19,723	1,873,685
Stewart Information Services Corp.	7,616	363,816
The Allstate Corp.	87,747	11,272,857
The Hanover Insurance Group, Inc.	11,695	1,573,913
The Progressive Corp.	189,953	25,900,092
The Travelers Cos., Inc.	77,030	14,721,974
United Fire Group, Inc.	7,239	227,956
Universal Insurance Holdings, Inc.	9,570	121,922
White Mountains Insurance Group Ltd.	852	1,301,822
WR Berkley Corp.	68,878	4,831,103
		141,848,797
Reinsurance – 0.7%
Enstar Group Ltd. (a)	3,659	886,576
Everest Re Group Ltd.	12,791	4,472,885
Reinsurance Group of America, Inc.	21,741	3,299,631
RenaissanceRe Holdings Ltd.	14,191	2,777,037
SiriusPoint Ltd. (a)	28,968	219,867
		11,655,996
TOTAL INSURANCE		325,641,027
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Mortgage REITs – 1.2%
AGNC Investment Corp.	169,684	1,968,334
Annaly Capital Management, Inc.	151,920	3,565,563

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Apollo Commercial Real Estate Finance, Inc.	44,237	$ 538,364
Arbor Realty Trust, Inc.	53,672	801,323
Ares Commercial Real Estate Corp.	17,935	220,242
ARMOUR Residential REIT, Inc.	37,862	237,773
Blackstone Mortgage Trust, Inc. Class A	52,790	1,258,514
BrightSpire Capital, Inc.	31,900	243,078
Broadmark Realty Capital, Inc.	44,923	196,763
Chimera Investment Corp.	76,300	556,227
Claros Mortgage Trust Inc.	24,991	418,349
Dynex Capital, Inc.	14,825	213,628
Ellington Financial, Inc.	18,725	257,094
Franklin BSP Realty Trust, Inc.	26,606	385,787
Granite Point Mortgage Trust, Inc.	17,446	116,539
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,324	1,119,259
Invesco Mortgage Capital, Inc.	10,802	158,681
KKR Real Estate Finance Trust, Inc.	17,136	272,977
Ladder Capital Corp.	38,115	426,888
MFA Financial, Inc.	29,872	355,178
New York Mortgage Trust, Inc.	120,441	375,776
PennyMac Mortgage Investment Trust	29,513	450,073
Ready Capital Corp.	35,832	474,057
Redwood Trust, Inc.	40,129	335,479
Rithm Capital Corp.	152,483	1,434,865
Starwood Property Trust, Inc.	100,517	2,099,800
TPG RE Finance Trust, Inc.	18,574	161,780
Two Harbors Investment Corp.	27,892	500,383
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		19,142,774
THRIFTS & MORTGAGE FINANCE – 1.0%
Thrifts & Mortgage Finance – 1.0%
Axos Financial, Inc. (a)	18,512	890,797
Bridgewater Bancshares Inc. (a)	6,236	97,032
Capitol Federal Financial, Inc.	47,858	400,571
Columbia Financial, Inc. (a)	13,428	266,546
Enact Holdings, Inc.	11,582	291,287
Essent Group Ltd.	35,753	1,574,205
Federal Agricultural Mortgage Corp. Class C	3,073	408,617

	Shares	Value

Hingham Institution For Savings The	501	$ 146,462
Kearny Financial Corp.	20,959	196,595
Luther Burbank Corp.	6,202	72,811
Merchants Bancorp	6,145	176,792
MGIC Investment Corp.	103,849	1,466,348
Mr. Cooper Group, Inc. (a)	22,337	1,027,279
New York Community Bancorp, Inc.	228,758	2,285,292
NMI Holdings, Inc. Class A (a)	27,312	634,458
Northfield Bancorp, Inc.	15,621	233,534
PennyMac Financial Services, Inc.	14,903	1,004,760
Provident Financial Services, Inc.	26,166	613,854
Radian Group, Inc.	53,956	1,192,428
Rocket Cos., Inc. Class A	36,909	347,314
Southern Missouri Bancorp, Inc.	2,404	116,402
TFS Financial Corp.	19,142	272,774
TrustCo Bank Corp.	4,098	147,159
UWM Holdings Corp.	28,457	130,333
Walker & Dunlop, Inc.	10,482	999,773
Waterstone Financial, Inc.	7,255	116,806
WSFS Financial Corp.	20,473	989,051
TOTAL THRIFTS & MORTGAGE FINANCE		16,099,280
TOTAL COMMON STOCKS (Cost $1,446,891,607)		1,576,258,790
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $4,489,000)	4,489,000	4,489,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,451,380,607)		1,580,747,790
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,440,199
NET ASSETS – 100.0%		$1,582,187,989

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	45	March 2023	5,087,250	$ 259,713	$ 259,713
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2023	581,820	40,848	40,848
Total Equity Index Contracts					$ 300,561
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,576,258,790	$ 1,576,258,790	$ —	$ —
Money Market Funds	4,489,000	4,489,000	—	—
Total Investments in Securities:	$ 1,580,747,790	$ 1,580,747,790	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 300,561	$ 300,561	$ —	$ —
Total Assets	$ 300,561	$ 300,561	$ —	$ —
Total Derivative Instruments:	$ 300,561	$ 300,561	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$300,561	$0
Total Equity Risk	300,561	0
Total Value of Derivatives	$300,561	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Fidelity® MSCI Health Care Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BIOTECHNOLOGY – 19.0%
Biotechnology – 19.0%
2seventy bio, Inc. (a)	18,864	$ 256,550
AbbVie, Inc.	950,062	140,371,660
ACADIA Pharmaceuticals, Inc. (a)	66,305	1,261,784
Adicet Bio, Inc. (a)	9,581	87,666
ADMA Biologics Inc. (a)	105,357	388,767
Aerovate Therapeutics Inc. (a)	4,611	105,361
Agenus, Inc. (a)	144,272	376,550
Agios Pharmaceuticals, Inc. (a)	26,112	769,782
Akero Therapeutics, Inc. (a)	15,742	779,229
Akouos, Inc. (a)	11,863	9,372
Albireo Pharma, Inc. (a)	9,280	414,445
Alector, Inc. (a)	29,560	260,719
Alkermes PLC (a)	88,055	2,521,895
Allakos, Inc. (a)	34,231	254,336
Allogene Therapeutics, Inc. (a)	46,936	362,346
Allovir, Inc. (a)	24,840	143,575
Alnylam Pharmaceuticals, Inc. (a)	64,494	14,601,442
Altimmune Inc. (a)	26,409	360,219
ALX Oncology Holdings, Inc. (a)	9,770	90,861
Amgen, Inc.	287,438	72,549,351
Amicus Therapeutics, Inc. (a)	114,754	1,496,392
AnaptysBio, Inc. (a)	9,541	237,475
Anavex Life Sciences Corp. (a)	41,909	455,551
Anika Therapeutics, Inc. (a)	7,512	232,947
Apellis Pharmaceuticals, Inc. (a)	47,344	2,496,449
Arcellx Inc. (a)	8,259	275,933
Arcturus Therapeutics Holdings, Inc. (a)	13,149	277,838
Arcus Biosciences, Inc. (a)	23,106	499,783
Arcutis Biotherapeutics, Inc. (a)	22,039	365,186
Arrowhead Pharmaceuticals, Inc. (a)	54,017	1,890,055
Atara Biotherapeutics, Inc. (a)	41,484	210,324
Aurinia Pharmaceuticals, Inc. (a)	64,620	584,811
Avid Bioservices, Inc. (a)	33,937	537,223
Avidity Biosciences, Inc. (a)	28,554	676,730
Beam Therapeutics, Inc. (a)	30,189	1,311,712
BioCryst Pharmaceuticals, Inc. (a)	99,138	1,045,906
Biogen, Inc. (a)	77,975	22,682,927
BioMarin Pharmaceutical, Inc. (a)	99,662	11,496,012
Bioxcel Therapeutics, Inc. (a)	10,184	290,448
Bluebird Bio, Inc. (a)	41,542	263,792
Blueprint Medicines Corp. (a)	31,968	1,494,184
Bridgebio Pharma, Inc. (a)	35,917	333,310
C4 Therapeutics, Inc. (a)	18,138	141,295
CareDx, Inc. (a)	28,650	428,031
Caribou Biosciences, Inc. (a)	25,832	186,249
Catalyst Pharmaceuticals, Inc. (a)	52,200	808,578
Celldex Therapeutics, Inc. (a)	20,187	889,439

	Shares	Value

Cerevel Therapeutics Holdings, Inc. (a)	34,064	$ 1,163,286
Chinook Therapeutics, Inc. (a)	21,745	549,496
Cogent Biosciences Inc. (a)	17,711	266,728
Coherus Biosciences, Inc. (a)	32,746	277,686
Crinetics Pharmaceuticals, Inc. (a)	20,374	399,534
CRISPR Therapeutics AG (a)	40,067	2,044,218
CTI BioPharma Corp. (a)	49,292	272,585
Cullinan Oncology, Inc. (a)	8,385	97,601
Cytokinetics, Inc. (a)	48,177	2,046,559
Deciphera Pharmaceuticals, Inc. (a)	28,044	477,028
Denali Therapeutics, Inc. (a)	46,491	1,407,283
Dynavax Technologies Corp. (a)	64,418	733,077
Dyne Therapeutics, Inc. (a)	14,762	215,525
Eagle Pharmaceuticals, Inc. (a)	6,636	225,226
Editas Medicine, Inc. (a)	36,334	359,343
Emergent BioSolutions, Inc. (a)	24,665	325,331
Enanta Pharmaceuticals, Inc. (a)	10,680	570,098
Entrada Therapeutics Inc. (a)	5,914	71,855
EQRx, Inc. (a)	77,913	190,887
Erasca, Inc. (a)	37,026	148,104
Exact Sciences Corp. (a)	94,911	6,408,391
Exelixis, Inc. (a)	172,846	3,045,547
Fate Therapeutics, Inc. (a)	42,068	250,725
FibroGen, Inc. (a)	48,368	1,141,485
G1 Therapeutics, Inc. (a)	23,096	184,306
Generation Bio Co. (a)	24,254	143,099
Geron Corp. (a)	179,857	593,528
Gilead Sciences, Inc.	673,479	56,531,827
Gossamer Bio, Inc. (a)	27,403	72,344
GreenLight Biosciences Holdings PBC (a)	32,344	35,255
Halozyme Therapeutics, Inc. (a)	74,061	3,834,138
Heron Therapeutics, Inc. (a)	63,325	171,611
HilleVax Inc. (a)	6,300	107,730
Horizon Therapeutics PLC (a)	117,604	12,903,511
Humacyte, Inc. (a)	27,483	72,280
Ideaya Biosciences, Inc. (a)	20,596	350,750
IGM Biosciences, Inc. (a)	5,715	129,902
ImmunityBio, Inc. (a)	63,526	241,399
ImmunoGen, Inc. (a)	106,733	490,972
Immunovant, Inc. (a)	19,923	354,032
Incyte Corp. (a)	101,447	8,637,198
Inhibrx, Inc. (a)	13,080	327,000
Inovio Pharmaceuticals, Inc. (a)	125,008	207,513
Insmed, Inc. (a)	71,612	1,541,806
Intellia Therapeutics, Inc. (a)	36,644	1,555,171
Intercept Pharmaceuticals, Inc. (a)	17,927	327,347
Ionis Pharmaceuticals, Inc. (a)	68,637	2,736,557
Iovance Biotherapeutics, Inc. (a)	62,973	501,265
Ironwood Pharmaceuticals, Inc. (a)	73,578	847,619

See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
iTeos Therapeutics, Inc. (a)	10,296	$ 215,186
IVERIC bio, Inc. (a)	61,379	1,417,855
Karuna Therapeutics, Inc. (a)	14,364	2,864,038
Karyopharm Therapeutics, Inc. (a)	57,849	190,902
Keros Therapeutics, Inc. (a)	8,748	512,370
Kezar Life Sciences, Inc. (a)	25,624	183,724
Kiniksa Pharmaceuticals Ltd. Class A (a)	16,471	238,171
Kodiak Sciences, Inc. (a)	19,666	158,901
Krystal Biotech, Inc. (a)	9,698	806,098
Kura Oncology, Inc. (a)	31,582	436,463
Kymera Therapeutics, Inc. (a)	18,259	682,521
Lexicon Pharmaceuticals, Inc. (a)	40,782	91,352
Madrigal Pharmaceuticals, Inc. (a)	6,419	1,850,277
MannKind Corp. (a)	130,431	713,458
MeiraGTx Holdings PLC (a)	15,276	127,707
Mersana Therapeutics, Inc. (a)	40,285	265,075
Merus N.V. (a)	16,242	253,375
MiMedx Group, Inc. (a)	38,986	150,876
Mirati Therapeutics, Inc. (a)	21,092	1,126,524
Mirum Pharmaceuticals, Inc. (a)	10,662	250,344
Moderna, Inc. (a)	178,675	31,457,520
Monte Rosa Therapeutics, Inc. (a)	11,681	86,439
Morphic Holding, Inc. (a)	11,397	373,024
Myovant Sciences Ltd. (a)	23,780	639,206
Myriad Genetics, Inc. (a)	43,820	864,130
Natera, Inc. (a)	55,429	2,379,567
Neurocrine Biosciences, Inc. (a)	51,426	5,704,686
Nkarta, Inc. (a)	15,726	83,820
Novavax, Inc. (a)	42,156	459,922
Nurix Therapeutics, Inc. (a)	17,861	219,512
Nuvalent, Inc. Class A (a)	9,258	280,055
Ocugen, Inc. (a)	119,471	151,728
Organogenesis Holdings, Inc. (a)	30,812	78,879
PMV Pharmaceuticals, Inc. (a)	10,874	89,167
Point Biopharma Global, Inc. (a)	36,188	289,504
Precigen, Inc. (a)	80,916	131,084
ProKidney Corp. (a)	16,576	172,888
Prometheus Biosciences, Inc. (a)	12,518	1,422,796
Protagonist Therapeutics, Inc. (a)	20,818	276,671
Prothena Corp. PLC (a)	17,712	1,001,614
PTC Therapeutics, Inc. (a)	34,555	1,585,729
Radius Health, Inc. (a)	20,244	1,620
Rapt Therapeutics, Inc. (a)	15,810	459,281
Recursion Pharmaceuticals, Inc. Class A (a)	25,643	213,606
Regeneron Pharmaceuticals, Inc. (a)	57,597	43,685,597
REGENXBIO, Inc. (a)	19,390	450,042
Relay Therapeutics, Inc. (a)	41,812	897,286

	Shares	Value

Repare Therapeutics, Inc. (a)	10,761	$ 133,006
Replimune Group, Inc. (a)	19,137	532,965
REVOLUTION Medicines, Inc. (a)	32,857	878,596
Rhythm Pharmaceuticals, Inc. (a)	22,117	604,900
Rocket Pharmaceuticals, Inc. (a)	29,220	634,951
Roivant Sciences Ltd. (a)	153,336	1,272,689
Sage Therapeutics, Inc. (a)	28,703	1,272,691
Sana Biotechnology, Inc. (a)	45,266	206,413
Sangamo Therapeutics, Inc. (a)	70,305	245,364
Sarepta Therapeutics, Inc. (a)	42,452	5,305,226
Scholar Rock Holding Corp. (a)	20,709	250,579
Seagen, Inc. (a)	74,327	10,367,130
Seres Therapeutics, Inc. (a)	52,774	288,674
Sorrento Therapeutics, Inc. (a)	248,149	237,851
SpringWorks Therapeutics, Inc. (a)	14,455	453,887
Stoke Therapeutics, Inc. (a)	9,158	91,214
Syndax Pharmaceuticals, Inc. (a)	28,887	829,057
Tango Therapeutics, Inc. (a)	26,089	172,187
TG Therapeutics, Inc. (a)	73,288	1,116,176
Travere Therapeutics, Inc. (a)	29,533	661,539
Twist Bioscience Corp. (a)	29,073	834,104
Ultragenyx Pharmaceutical, Inc. (a)	36,053	1,634,282
uniQure N.V. (a)	22,117	469,986
United Therapeutics Corp. (a)	24,458	6,436,612
Vanda Pharmaceuticals, Inc. (a)	29,389	225,708
Vaxcyte, Inc. (a)	28,223	1,279,913
Vera Therapeutics, Inc. (a)	7,842	66,500
Veracyte, Inc. (a)	38,115	957,830
Vericel Corp. (a)	22,827	627,058
Vertex Pharmaceuticals, Inc. (a)	137,804	44,524,472
Verve Therapeutics, Inc. (a)	17,181	390,868
Vir Biotechnology, Inc. (a)	39,795	1,175,942
Viridian Therapeutics, Inc. (a)	15,857	579,098
Xencor, Inc. (a)	30,989	1,020,158
Xenon Pharmaceuticals, Inc. (a)	25,269	987,765
Y-mAbs Therapeutics, Inc. (a)	17,719	79,558
Zentalis Pharmaceuticals, Inc. (a)	24,388	575,557
TOTAL BIOTECHNOLOGY		596,571,344
HEALTH CARE EQUIPMENT & SUPPLIES – 19.1%
Health Care Equipment – 17.7%
Abbott Laboratories	940,992	104,026,666
Alphatec Holdings, Inc. (a)	38,036	495,229
AngioDynamics, Inc. (a)	21,044	273,993
Artivion, Inc. (a)	21,040	274,362
AtriCure, Inc. (a)	23,701	1,025,779
AxoGen, Inc. (a)	21,638	204,912
Axonics, Inc. (a)	21,057	1,292,900
Baxter International, Inc.	270,609	12,364,125
Becton Dickinson and Co.	153,246	38,651,706
Boston Scientific Corp. (a)	769,257	35,578,136

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Butterfly Network, Inc. (a)	58,087	$ 159,739
Cardiovascular Systems, Inc. (a)	21,118	294,385
CONMED Corp.	16,367	1,567,304
Cutera, Inc. (a)	8,086	281,635
DexCom, Inc. (a)	210,948	22,590,421
Edwards Lifesciences Corp. (a)	333,118	25,550,151
Enovis Corp. (a)	26,386	1,660,999
Envista Holdings Corp. (a)	87,645	3,417,279
GE Healthcare Inc. (a)	195,466	13,588,796
Glaukos Corp. (a)	25,314	1,241,652
Globus Medical, Inc. Class A (a)	41,497	3,133,023
Heska Corp. (a)	5,520	493,709
Hologic, Inc. (a)	134,382	10,934,663
IDEXX Laboratories, Inc. (a)	44,735	21,495,167
Inari Medical, Inc. (a)	22,943	1,308,898
Inogen, Inc. (a)	12,001	279,983
Inspire Medical Systems, Inc. (a)	15,507	3,924,201
Insulet Corp. (a)	37,263	10,706,405
Integer Holdings Corp. (a)	17,789	1,170,694
Integra LifeSciences Holdings Corp. (a)	40,544	2,323,171
Intuitive Surgical, Inc. (a)	191,888	47,144,963
iRhythm Technologies, Inc. (a)	16,025	1,575,257
LeMaitre Vascular, Inc.	10,852	511,997
LivaNova PLC (a)	28,764	1,616,537
Masimo Corp. (a)	26,880	4,571,750
Medtronic PLC	714,485	59,795,250
Mesa Laboratories, Inc.	2,868	557,941
Nevro Corp. (a)	17,886	656,774
Novocure Ltd. (a)	50,881	4,639,330
NuVasive, Inc. (a)	27,896	1,272,058
Omnicell, Inc. (a)	23,789	1,319,576
Orthofix Medical, Inc. (a)	11,058	239,185
Outset Medical, Inc. (a)	21,404	601,880
Paragon 28, Inc. (a)	14,217	239,556
Penumbra, Inc. (a)	19,366	4,849,440
PROCEPT BioRobotics Corp. (a)	5,862	227,973
QuidelOrtho Corp. (a)	26,982	2,309,929
ResMed, Inc.	78,680	17,968,152
Senseonics Holdings, Inc. (a)	238,181	269,145
Shockwave Medical, Inc. (a)	19,270	3,621,411
SI-BONE, Inc. (a)	15,140	257,834
Steris PLC	53,741	11,098,054
Stryker Corp.	182,957	46,436,316
Surmodics, Inc. (a)	7,251	203,826
Tandem Diabetes Care, Inc. (a)	34,535	1,406,956
Teleflex, Inc.	25,257	6,148,059
TransMedics Group, Inc. (a)	15,977	1,006,871
Treace Medical Concepts, Inc. (a)	8,490	196,034

	Shares	Value

Varex Imaging Corp. (a)	20,872	$ 448,539
ViewRay, Inc. (a)	71,525	328,300
Zimmer Biomet Holdings, Inc.	112,743	14,356,694
		556,185,670
Health Care Supplies – 1.4%
Align Technology, Inc. (a)	39,820	10,740,649
Atrion Corp.	765	525,785
Avanos Medical, Inc. (a)	25,567	783,373
Bioventus, Inc. Class A (a)	16,111	31,578
Cerus Corp. (a)	92,191	289,480
DENTSPLY SIRONA, Inc.	115,770	4,263,809
Embecta Corp.	31,217	823,817
Establishment Labs Holdings, Inc. (a)	10,578	719,727
Figs, Inc. Class A (a)	38,232	342,176
Haemonetics Corp. (a)	27,790	2,351,034
ICU Medical, Inc. (a)	11,014	2,128,235
Lantheus Holdings, Inc. (a)	36,833	2,117,897
Meridian Bioscience, Inc. (a)	23,460	797,640
Merit Medical Systems, Inc. (a)	30,541	2,179,100
Neogen Corp. (a)	116,095	2,485,594
OraSure Technologies, Inc. (a)	37,276	208,000
OrthoPediatrics Corp. (a)	7,842	369,593
Pulmonx Corp. (a)	14,721	130,870
Silk Road Medical, Inc. (a)	18,701	1,016,586
STAAR Surgical Co. (a)	22,015	1,553,158
The Cooper Cos., Inc.	26,511	9,250,483
UFP Technologies, Inc. (a)	3,872	440,363
		43,548,947
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		599,734,617
HEALTH CARE PROVIDERS & SERVICES – 21.6%
Health Care Distributors – 2.0%
AdaptHealth Corp. (a)	36,458	781,295
AmerisourceBergen Corp.	83,524	14,112,215
Cardinal Health, Inc.	146,430	11,311,717
Henry Schein, Inc. (a)	73,318	6,316,346
McKesson Corp.	77,231	29,245,835
Owens & Minor, Inc. (a)	39,135	772,525
Patterson Cos., Inc.	47,310	1,428,289
		63,968,222
Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)	48,787	4,099,084
Brookdale Senior Living, Inc. (a)	93,898	270,426
Cano Health, Inc. (a)	76,874	106,086
Community Health Systems, Inc. (a)	61,211	319,521
Encompass Health Corp.	53,874	3,364,431
HCA Healthcare, Inc.	123,383	31,471,302
National HealthCare Corp.	7,823	465,782
Select Medical Holdings Corp.	57,376	1,667,920
Surgery Partners, Inc. (a)	36,319	1,205,791
Tenet Healthcare Corp. (a)	55,074	3,020,809
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Facilities – continued
The Ensign Group, Inc.	28,130	$ 2,623,123
The Pennant Group, Inc. (a)	13,995	181,095
Universal Health Services, Inc. Class B	35,400	5,246,634
US Physical Therapy, Inc.	6,984	692,464
		54,734,468
Health Care Services – 5.5%
1Life Healthcare, Inc. (a)	73,277	1,171,699
23andMe Holding Co. Class A (a)	131,675	329,188
Accolade, Inc. (a)	31,658	369,449
Addus HomeCare Corp. (a)	8,719	937,467
Agiliti, Inc. (a)	17,423	321,454
agilon health, Inc. (a)	110,406	2,402,435
Amedisys, Inc. (a)	17,435	1,685,267
AMN Healthcare Services, Inc. (a)	23,311	2,234,126
Apollo Medical Holdings, Inc. (a)	20,850	743,094
CareMax, Inc. (a)	25,596	120,045
Castle Biosciences, Inc. (a)	12,245	331,595
Chemed Corp.	8,034	4,058,295
Cigna Corp.	163,951	51,918,363
CorVel Corp. (a)	5,177	922,334
Cross Country Healthcare, Inc. (a)	19,201	532,828
CVS Health Corp.	705,429	62,232,946
DaVita, Inc. (a)	29,508	2,431,164
DocGo, Inc. (a)	42,661	426,610
Enhabit, Inc. (a)	26,648	409,313
Fulgent Genetics, Inc. (a)	10,495	354,521
Guardant Health, Inc. (a)	49,382	1,552,076
Hims & Hers Health, Inc. (a)	62,858	520,464
Invitae Corp. (a)	120,738	284,942
Laboratory Corp. of America Holdings	48,575	12,246,729
LHC Group, Inc. (a)	15,812	2,507,783
ModivCare, Inc. (a)	6,799	729,261
National Research Corp.	8,341	387,189
NeoGenomics, Inc. (a)	65,463	777,701
Oak Street Health, Inc. (a)	58,059	1,687,195
Opko Health, Inc. (a)	271,368	350,065
Option Care Health, Inc. (a)	78,176	2,256,941
Pediatrix Medical Group, Inc. (a)	42,454	651,669
Premier, Inc. Class A	63,409	2,115,324
Privia Health Group, Inc. (a)	41,475	1,121,484
Quest Diagnostics, Inc.	62,609	9,296,184
R1 RCM, Inc. (a)	77,259	1,105,576
RadNet, Inc. (a)	27,220	572,981
Sema4 Holdings Corp. (a)	57,599	24,468
Signify Health, Inc. Class A (a)	37,823	1,076,443
		173,196,668

	Shares	Value

Managed Health Care – 12.4%
Alignment Healthcare, Inc. (a)	44,799	$ 553,268
Centene Corp. (a)	307,132	23,415,744
Clover Health Investments Corp. (a)	175,949	234,012
Elevance Health, Inc.	128,961	64,479,210
HealthEquity, Inc. (a)	45,283	2,755,470
Humana, Inc.	68,002	34,796,623
Molina Healthcare, Inc. (a)	31,199	9,728,784
Progyny, Inc. (a)	39,481	1,357,752
UnitedHealth Group, Inc.	502,614	250,899,883
		388,220,746
TOTAL HEALTH CARE PROVIDERS & SERVICES		680,120,104
HEALTH CARE TECHNOLOGY – 0.8%
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc. (a)	58,639	1,050,224
American Well Corp. Class A (a)	106,554	423,019
Certara, Inc. (a)	55,275	1,072,335
Computer Programs & Systems, Inc. (a)	7,616	223,758
Definitive Healthcare Corp. (a)	18,153	224,734
Doximity, Inc. Class A (a)	51,463	1,815,100
Evolent Health, Inc. Class A (a)	44,442	1,431,921
GoodRx Holdings, Inc. Class A (a)	39,144	218,815
Health Catalyst, Inc. (a)	26,493	368,253
HealthStream, Inc. (a)	13,531	327,180
Multiplan Corp. (a)	101,999	134,639
NextGen Healthcare, Inc. (a)	31,243	594,242
Nutex Health Inc. (a)	175,001	234,501
OptimizeRx Corp. (a)	8,466	151,965
Phreesia, Inc. (a)	26,793	1,004,470
Schrodinger, Inc. (a)	31,259	755,843
Simulations Plus, Inc.	8,566	352,405
Teladoc Health, Inc. (a)	87,148	2,562,151
Veeva Systems, Inc. Class A (a)	75,271	12,837,469
TOTAL HEALTH CARE TECHNOLOGY		25,783,024
LIFE SCIENCES TOOLS & SERVICES – 12.3%
Life Sciences Tools & Services – 12.3%
10X Genomics, Inc. Class A (a)	40,956	1,917,969
Adaptive Biotechnologies Corp. (a)	54,400	504,288
Agilent Technologies, Inc.	159,052	24,188,628
Avantor, Inc. (a)	361,587	8,641,929
Azenta, Inc. (a)	40,184	2,246,286
BioLife Solutions, Inc. (a)	16,646	390,182
Bionano Genomics, Inc. (a)	159,535	288,758
Bio-Rad Laboratories, Inc. Class A (a)	11,924	5,573,993
Bio-Techne Corp.	84,345	6,718,923
Bruker Corp.	55,610	3,899,373

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Charles River Laboratories International, Inc. (a)	27,331	$ 6,648,266
Codexis, Inc. (a)	31,344	192,766
CryoPort, Inc. (a)	26,600	607,278
Cytek Biosciences, Inc. (a)	35,730	430,547
Danaher Corp.	371,337	98,174,076
Illumina, Inc. (a)	84,522	18,104,612
Inotiv Inc. (a)	10,288	74,588
IQVIA Holdings, Inc. (a)	100,217	22,990,782
Maravai LifeSciences Holdings, Inc. Class A (a)	59,588	873,560
MaxCyte, Inc. (a)	40,273	235,194
Medpace Holdings, Inc. (a)	13,361	2,953,716
Mettler-Toledo International, Inc. (a)	12,093	18,537,602
NanoString Technologies, Inc. (a)	24,349	257,612
OmniAb Inc. (a)	43,800	181,332
OmniAb Inc. (b)	3,335	0
OmniAb Inc. (b)	3,335	0
Pacific Biosciences of California, Inc. (a)	116,662	1,293,782
PerkinElmer, Inc.	67,756	9,318,483
Quanterix Corp. (a)	18,558	262,225
Quantum-Si, Inc. (a)	43,471	96,506
Repligen Corp. (a)	28,337	5,250,846
Seer, Inc. (a)	20,485	93,207
SomaLogic, Inc. (a)	72,762	253,212
Sotera Health Co. (a)	52,702	908,582
Syneos Health, Inc. (a)	55,044	1,977,180
Thermo Fisher Scientific, Inc.	210,522	120,067,012
Waters Corp. (a)	32,174	10,571,733
West Pharmaceutical Services, Inc.	39,756	10,559,194
TOTAL LIFE SCIENCES TOOLS & SERVICES		385,284,222
PHARMACEUTICALS – 26.8%
Pharmaceuticals – 26.8%
Aclaris Therapeutics, Inc. (a)	25,265	426,979
Amneal Pharmaceuticals, Inc. (a)	51,113	112,449
Amphastar Pharmaceuticals, Inc. (a)	20,829	630,286
ANI Pharmaceuticals, Inc. (a)	7,163	320,401
Arvinas, Inc. (a)	24,595	805,978
ATAI Life Sciences N.V. (a)	64,188	114,255
Atea Pharmaceuticals, Inc. (a)	39,805	184,297
Axsome Therapeutics, Inc. (a)	16,371	1,227,825
Bristol-Myers Squibb Co.	1,147,348	83,354,832
Cara Therapeutics, Inc. (a)	24,121	281,733
Cassava Sciences, Inc. (a)	20,344	569,632
Catalent, Inc. (a)	91,831	4,917,550
CinCor Pharma, Inc. (a)	9,115	263,697
Collegium Pharmaceutical, Inc. (a)	17,421	489,182

	Shares	Value

Corcept Therapeutics, Inc. (a)	51,849	$ 1,185,268
DICE Therapeutics, Inc. (a)	16,216	515,182
Elanco Animal Health, Inc. (a)	230,478	3,164,463
Eli Lilly & Co.	433,979	149,353,873
Esperion Therapeutics, Inc. (a)	30,472	193,802
Evolus, Inc. (a)	19,239	199,893
Fulcrum Therapeutics, Inc. (a)	20,208	254,823
Harmony Biosciences Holdings, Inc. (a)	12,485	601,403
Innoviva, Inc. (a)	33,376	422,206
Intra-Cellular Therapies, Inc. (a)	45,577	2,184,050
Jazz Pharmaceuticals PLC (a)	33,657	5,272,706
Johnson & Johnson	1,412,751	230,871,768
Ligand Pharmaceuticals, Inc. (a)	8,966	624,930
Merck & Co., Inc.	1,361,220	146,208,640
Nektar Therapeutics (a)	100,600	273,632
NGM Biopharmaceuticals, Inc. (a)	14,122	73,999
Nuvation Bio, Inc. (a)	65,140	160,244
Organon & Co.	137,014	4,128,232
Pacira BioSciences, Inc. (a)	24,527	963,175
Perrigo Co. PLC	72,400	2,709,208
Pfizer, Inc.	3,015,715	133,173,974
Phathom Pharmaceuticals, Inc. (a)	10,705	127,711
Phibro Animal Health Corp. Class A	11,258	173,373
Pliant Therapeutics, Inc. (a)	22,975	805,044
Prestige Consumer Healthcare, Inc. (a)	27,028	1,777,361
Provention Bio, Inc. (a)	41,730	361,382
Reata Pharmaceuticals, Inc. Class A (a)	14,283	618,882
Revance Therapeutics, Inc. (a)	43,371	1,504,106
Royalty Pharma PLC Class A	188,372	7,382,299
Scilex Holding Co.	34,921	267,873
SIGA Technologies, Inc.	24,566	180,069
Supernus Pharmaceuticals, Inc. (a)	28,687	1,176,454
Tarsus Pharmaceuticals Inc. (a)	9,332	147,072
Theravance Biopharma, Inc. (a)	31,930	345,163
Tilray Brands, Inc. (a)	287,469	931,400
Ventyx Biosciences Inc. (a)	9,133	383,586
Viatris, Inc.	652,162	7,930,290
Zoetis, Inc.	251,547	41,628,513
Zogenix, Inc. (a)	23,800	16,184
TOTAL PHARMACEUTICALS		841,991,329
TOTAL COMMON STOCKS (Cost $2,505,049,849)		3,129,484,640
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (c) (Cost $5,624,000)	5,624,000	$ 5,624,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $2,510,673,849)		3,135,108,640
NET OTHER ASSETS (LIABILITIES) – 0.2%		4,865,928
NET ASSETS – 100.0%		$3,139,974,568

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	73	March 2023	9,871,790	(318,359)	(318,359)
CME E-mini Russell 2000 Index Contracts (United States)	11	March 2023	1,066,670	46,009	46,009
Total Equity Index Contracts					$(272,350)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,129,484,640	$ 3,129,484,640	$ —	$ —
Money Market Funds	5,624,000	5,624,000	—	—
Total Investments in Securities:	$ 3,135,108,640	$ 3,135,108,640	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 46,009	$ 46,009	$ —	$ —
Total Assets	$ 46,009	$ 46,009	$ —	$ —
Liabilities
Futures Contracts	$ (318,359)	$ (318,359)	$ —	$ —
Total Liabilities	$ (318,359)	$ (318,359)	$ —	$ —
Total Derivative Instruments:	$ (272,350)	$ (272,350)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$46,009	$(318,359)
Total Equity Risk	46,009	(318,359)
Total Value of Derivatives	$46,009	$(318,359)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AEROSPACE & DEFENSE – 18.2%
Aerospace & Defense – 18.2%
AAR Corp. (a)	6,916	$ 355,759
Aerojet Rocketdyne Holdings, Inc. (a)	13,958	780,531
AeroVironment, Inc. (a)	4,625	411,486
AerSale Corp. (a)	2,948	54,862
Axon Enterprise, Inc. (a)	13,014	2,543,456
BWX Technologies, Inc.	17,521	1,066,328
Cadre Holdings, Inc.	2,565	58,713
Curtiss-Wright Corp.	7,404	1,227,583
Ducommun, Inc. (a)	2,165	125,094
General Dynamics Corp.	44,936	10,472,784
HEICO Corp.	8,425	1,440,254
HEICO Corp. Class A	14,132	1,889,166
Hexcel Corp.	16,256	1,147,348
Howmet Aerospace, Inc.	72,067	2,932,406
Huntington Ingalls Industries, Inc.	7,703	1,698,820
Kaman Corp.	4,774	120,400
Kratos Defense & Security Solutions, Inc. (a)	24,505	280,582
L3Harris Technologies, Inc.	36,886	7,923,851
Leonardo DRS Inc. (a)	8,115	108,335
Lockheed Martin Corp.	45,999	21,309,497
Maxar Technologies, Inc.	14,315	739,656
Mercury Systems, Inc. (a)	9,952	497,451
Moog, Inc. Class A	5,582	532,076
National Presto Industries, Inc.	1,065	81,590
Northrop Grumman Corp.	28,330	12,692,973
Parsons Corp. (a)	7,073	307,817
Raytheon Technologies Corp.	284,614	28,418,708
Rocket Lab USA, Inc. (a)	26,543	131,919
Spirit AeroSystems Holdings, Inc. Class A	20,316	734,423
Textron, Inc.	40,776	2,970,532
The Boeing Co. (a)	108,741	23,161,833
TransDigm Group, Inc.	9,930	7,127,257
Triumph Group, Inc. (a)	12,505	142,432
V2X, Inc. (a)	2,372	104,748
Virgin Galactic Holdings, Inc. (a)	39,257	216,699
Woodward, Inc.	11,040	1,128,950
TOTAL AEROSPACE & DEFENSE		134,936,319
AIR FREIGHT & LOGISTICS – 5.9%
Air Freight & Logistics – 5.9%
Air Transport Services Group, Inc. (a)	3,665	103,756
Atlas Air Worldwide Holdings, Inc. (a)	1,349	137,881
CH Robinson Worldwide, Inc.	23,879	2,391,960

	Shares	Value

Expeditors International of Washington, Inc.	31,536	$ 3,410,618
FedEx Corp.	47,595	9,226,767
Forward Air Corp.	5,204	561,251
GXO Logistics, Inc. (a)	20,577	1,076,795
Hub Group, Inc. Class A (a)	6,320	538,906
United Parcel Service, Inc. Class B	141,072	26,130,767
TOTAL AIR FREIGHT & LOGISTICS		43,578,701
AIRLINES – 0.5%
Airlines – 0.5%
Alaska Air Group, Inc. (a)	6,123	314,355
Allegiant Travel Co. (a)	869	74,760
American Airlines Group, Inc. (a)	31,480	508,087
Delta Air Lines, Inc. (a)	30,943	1,209,871
Frontier Group Holdings, Inc. (a)	8,783	110,490
Hawaiian Holdings, Inc. (a)	2,524	31,096
JetBlue Airways Corp. (a)	16,174	129,392
Joby Aviation Inc. (a)	29,299	129,501
SkyWest, Inc. (a)	2,635	54,703
Southwest Airlines Co.	28,593	1,022,772
Spirit Airlines, Inc.	5,293	105,013
Sun Country Airlines Holdings, Inc. (a)	2,779	51,884
TOTAL AIRLINES		3,741,924
BUILDING PRODUCTS – 6.9%
Building Products – 6.9%
AAON, Inc.	8,237	628,648
Advanced Drainage Systems, Inc.	12,924	1,303,256
Allegion PLC	16,940	1,991,297
American Woodmark Corp. (a)	3,145	180,177
AO Smith Corp.	24,764	1,676,523
Apogee Enterprises, Inc.	4,258	199,445
Armstrong World Industries, Inc.	8,908	689,568
AZZ, Inc.	4,853	206,155
Builders FirstSource, Inc. (a)	30,084	2,397,695
Carlisle Cos., Inc.	9,972	2,501,576
Carrier Global Corp.	162,225	7,386,104
CSW Industrials, Inc.	2,851	385,484
Fortune Brands Home & Security, Inc.	24,953	1,609,718
Gibraltar Industries, Inc. (a)	6,074	325,384
Griffon Corp.	8,250	337,260
Hayward Holdings, Inc. (a)	14,476	195,281
Insteel Industries, Inc.	3,747	112,373
Janus International Group, Inc. (a)	15,355	168,905
JELD-WEN Holding, Inc. (a)	16,180	204,677
Johnson Controls International PLC	132,777	9,237,296
Lennox International, Inc.	6,147	1,602,031
Masco Corp.	43,470	2,312,604

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Common Stocks – continued
	Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
Masonite International Corp. (a)	4,109	$ 374,823
MasterBrand, Inc.	24,832	228,454
Owens Corning	18,550	1,792,857
PGT Innovations, Inc. (a)	11,518	249,941
Quanex Building Products Corp.	6,527	168,984
Resideo Technologies, Inc. (a)	28,035	539,113
Simpson Manufacturing Co., Inc.	8,297	888,692
The AZEK Co., Inc. (a)	21,912	528,737
Trane Technologies PLC	44,667	8,000,753
Trex Co., Inc. (a)	21,173	1,116,241
UFP Industries, Inc.	11,834	1,107,071
Zurn Elkay Water Solutions Corp.	34,461	753,317
TOTAL BUILDING PRODUCTS		51,400,440
COMMERCIAL SERVICES & SUPPLIES – 7.0%
Commercial Printing – 0.1%
Brady Corp. Class A	8,954	478,770
Cimpress PLC (a)	3,271	106,929
Deluxe Corp.	8,424	168,396
Ennis, Inc.	4,993	106,051
		860,146
Diversified Support Services – 2.2%
ACV Auctions, Inc. Class A (a)	21,441	210,122
Aurora Innovation, Inc. (a)	41,710	75,912
Cintas Corp.	17,555	7,789,856
Copart, Inc. (a)	82,466	5,493,060
Driven Brands Holdings, Inc. (a)	9,763	284,982
Healthcare Services Group, Inc.	14,454	194,695
IAA, Inc. (a)	25,781	1,075,841
KAR Auction Services, Inc. (a)	22,243	323,858
Liquidity Services, Inc. (a)	5,485	82,220
Matthews International Corp. Class A	5,414	200,535
UniFirst Corp.	2,913	578,056
Viad Corp. (a)	3,887	114,861
VSE Corp.	2,089	114,686
		16,538,684
Environmental & Facilities Services – 4.3%
ABM Industries, Inc.	12,861	603,310
BrightView Holdings, Inc. (a)	6,652	52,883
Casella Waste Systems, Inc. Class A (a)	9,801	785,256
Clean Harbors, Inc. (a)	9,906	1,290,752
Harsco Corp. (a)	15,493	123,014
Heritage-Crystal Clean, Inc. (a)	3,120	116,064
Montrose Environmental Group, Inc. (a)	4,670	252,927
Republic Services, Inc.	42,629	5,320,952
Rollins, Inc.	42,714	1,554,790

	Shares	Value

SP Plus Corp. (a)	4,553	$ 171,694
Stericycle, Inc. (a)	17,714	953,190
Tetra Tech, Inc.	10,279	1,598,590
Waste Connections, Inc.	49,574	6,588,385
Waste Management, Inc.	79,676	12,328,267
		31,740,074
Office Services & Supplies – 0.3%
ACCO Brands Corp.	18,813	119,463
HNI Corp.	7,938	252,190
Interface, Inc.	11,390	129,618
MillerKnoll, Inc.	14,500	346,260
MSA Safety, Inc.	7,166	977,371
Pitney Bowes, Inc.	18,240	78,614
Steelcase, Inc. Class A	17,178	133,989
		2,037,505
Security & Alarm Services – 0.1%
CoreCivic, Inc. (a)	22,586	240,315
The Brink's Co.	9,148	600,109
The Geo Group, Inc. (a)	17,910	205,965
		1,046,389
TOTAL COMMERCIAL SERVICES & SUPPLIES		52,222,798
CONSTRUCTION & ENGINEERING – 2.6%
Construction & Engineering – 2.6%
AECOM	25,572	2,231,668
Ameresco, Inc. Class A (a)	6,174	398,038
API Group Corp. (a)	31,760	706,342
Arcosa, Inc.	9,291	550,678
Argan, Inc.	2,728	106,365
Comfort Systems USA, Inc.	6,931	838,928
Construction Partners, Inc. Class A (a)	7,848	222,020
Dycom Industries, Inc. (a)	5,669	540,653
EMCOR Group, Inc.	9,512	1,410,154
Fluor Corp. (a)	27,311	1,003,679
Granite Construction, Inc.	8,465	360,440
Great Lakes Dredge & Dock Corp. (a)	12,715	87,479
IES Holdings, Inc. (a)	1,798	71,578
MasTec, Inc. (a)	12,044	1,183,082
MDU Resources Group, Inc.	39,198	1,211,610
MYR Group, Inc. (a)	3,246	321,549
Primoris Services Corp.	10,242	272,437
Quanta Services, Inc.	27,571	4,196,030
Sterling Infrastructure, Inc. (a)	5,802	211,135
Tutor Perini Corp. (a)	8,268	75,818
Valmont Industries, Inc.	4,116	1,357,169
WillScot Mobile Mini Holdings Corp. (a)	41,192	1,996,164
TOTAL CONSTRUCTION & ENGINEERING		19,353,016
See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – 7.5%
Electrical Components & Equipment – 7.4%
Acuity Brands, Inc.	6,325	$ 1,192,389
Allied Motion Technologies Inc.	2,607	105,948
AMETEK, Inc.	44,253	6,413,145
Array Technologies, Inc. (a)	27,726	616,349
Atkore, Inc. (a)	7,936	1,033,664
Blink Charging Co. (a)	7,958	108,308
ChargePoint Holdings, Inc. (a)	42,086	510,924
Eaton Corp. PLC	76,775	12,453,673
Emerson Electric Co.	113,978	10,283,095
Encore Wire Corp.	3,672	592,771
EnerSys	7,856	652,205
Enovix Corp. (a)	13,990	111,081
ESS Tech, Inc. (a)	10,163	22,460
Fluence Energy Inc. (a)	7,683	185,468
FREYR Battery S.A. (a)	19,719	173,724
FuelCell Energy, Inc. (a)	74,241	271,722
Generac Holdings, Inc. (a)	12,334	1,487,480
GrafTech International Ltd.	40,112	262,332
Heliogen, Inc. (a)	19,581	12,485
Hubbell, Inc.	10,347	2,368,532
nVent Electric PLC	32,093	1,275,697
Plug Power, Inc. (a)	100,534	1,711,089
Regal Rexnord Corp.	12,815	1,783,848
Rockwell Automation, Inc.	22,253	6,276,014
Sensata Technologies Holding PLC	29,984	1,524,686
SES AI Corp. (a)	20,459	67,515
Shoals Technologies Group, Inc. Class A (a)	25,729	717,582
Stem, Inc. (a)	11,690	115,263
SunPower Corp. (a)	16,669	290,541
Sunrun, Inc. (a)	36,956	971,204
Thermon Group Holdings, Inc. (a)	6,384	147,598
Vertiv Holdings Co.	61,699	877,360
Vicor Corp. (a)	4,315	299,590
		54,915,742
Heavy Electrical Equipment – 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	12,665	84,095
Bloom Energy Corp. Class A (a)	33,854	843,980
Energy Vault Holdings, Inc. (a)	13,157	55,786
NuScale Power Corp. (a)	3,265	34,805
TPI Composites, Inc. (a)	7,261	94,756
		1,113,422
TOTAL ELECTRICAL EQUIPMENT		56,029,164
INDUSTRIAL CONGLOMERATES – 7.6%
Industrial Conglomerates – 7.6%
3M Co.	106,714	12,280,647
General Electric Co.	211,371	17,011,138

	Shares	Value

Honeywell International, Inc.	129,861	$ 27,073,421
TOTAL INDUSTRIAL CONGLOMERATES		56,365,206
MACHINERY – 21.8%
Agricultural & Farm Machinery – 3.8%
AGCO Corp.	12,224	1,688,501
Deere & Co.	55,969	23,665,932
Lindsay Corp.	2,111	330,625
The Toro Co.	20,157	2,247,909
Titan International, Inc. (a)	9,513	158,772
		28,091,739
Construction Machinery & Heavy Trucks – 6.6%
Alamo Group, Inc.	2,101	328,743
Allison Transmission Holdings, Inc.	18,602	838,578
Astec Industries, Inc.	4,330	191,126
Caterpillar, Inc.	101,761	25,673,283
Cummins, Inc.	27,177	6,781,749
Douglas Dynamics, Inc.	4,435	179,218
Federal Signal Corp.	11,686	622,279
Hyliion Holdings Corp. (a)	21,457	76,816
Hyzon Motors, Inc. (a)	13,721	29,226
Microvast Holdings, Inc. (a)	22,899	37,325
Nikola Corp. (a)	61,231	165,936
Oshkosh Corp.	12,632	1,273,053
PACCAR, Inc.	67,028	7,326,831
Proterra, Inc. (a)	34,418	175,532
REV Group, Inc.	6,647	85,148
Terex Corp.	13,020	663,629
The Greenbrier Cos., Inc.	6,249	193,219
The Manitowoc Co., Inc. (a)	6,805	93,229
The Shyft Group, Inc.	6,330	210,726
Trinity Industries, Inc.	14,961	430,428
Wabash National Corp.	9,483	244,282
Westinghouse Air Brake Technologies Corp.	33,305	3,457,392
		49,077,748
Industrial Machinery – 11.4%
3D Systems Corp. (a)	25,024	271,761
Albany International Corp. Class A	5,971	669,648
Altra Industrial Motion Corp.	12,573	767,833
Barnes Group, Inc.	9,197	407,059
Chart Industries, Inc. (a)	8,220	1,101,316
CIRCOR International, Inc. (a)	3,633	100,452
Columbus McKinnon Corp.	5,517	198,336
Crane Holdings Co.	9,205	1,066,952
Desktop Metal, Inc. Class A (a)	41,882	70,362
Donaldson Co., Inc.	23,685	1,476,760
Dover Corp.	27,671	4,201,288
Energy Recovery, Inc. (a)	9,738	215,502
Enerpac Tool Group Corp.	11,165	296,319
EnPro Industries, Inc.	3,823	462,851

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Esab Corp.	9,330	$ 539,367
ESCO Technologies, Inc.	5,027	494,858
Evoqua Water Technologies Corp. (a)	23,433	1,136,735
Flowserve Corp.	25,113	864,390
Fortive Corp.	65,137	4,431,270
Franklin Electric Co., Inc.	7,636	689,531
Gates Industrial Corp. PLC (a)	19,382	256,036
Graco, Inc.	32,600	2,227,232
Helios Technologies, Inc.	6,283	414,678
Hillenbrand, Inc.	13,338	625,019
Hillman Solutions Corp. (a)	18,717	179,683
Hyster-Yale Materials Handling, Inc.	1,735	56,266
IDEX Corp.	14,549	3,487,104
Illinois Tool Works, Inc.	59,682	14,087,339
Ingersoll Rand, Inc.	77,718	4,352,208
ITT, Inc.	15,966	1,462,326
John Bean Technologies Corp.	6,134	685,352
Kadant, Inc.	2,269	462,354
Kennametal, Inc.	14,838	422,883
Lincoln Electric Holdings, Inc.	10,607	1,769,990
Luxfer Holdings PLC	5,589	92,498
Markforged Holding Corp. (a)	16,030	21,480
Mueller Industries, Inc.	9,846	645,405
Mueller Water Products, Inc. Class A	30,288	383,143
Nordson Corp.	9,924	2,414,509
Omega Flex, Inc.	679	72,178
Otis Worldwide Corp.	81,006	6,661,123
Parker Hannifin Corp.	24,750	8,068,500
Pentair PLC	31,712	1,756,211
Proto Labs, Inc. (a)	5,382	164,689
RBC Bearings, Inc. (a)	5,577	1,360,621
Sarcos Technology and Robotics Corp. (a)	14,297	8,578
Snap-on, Inc.	10,269	2,554,208
SPX Technologies, Inc. (a)	8,763	657,313
Standex International Corp.	2,285	264,077
Stanley Black & Decker, Inc.	28,494	2,544,799
Tennant Co.	3,468	243,211
The Gorman-Rupp Co.	4,025	115,638
The Middleby Corp. (a)	9,867	1,533,825
The Timken Co.	12,694	1,045,351
Velo3D, Inc. (a)	10,483	25,159
Watts Water Technologies, Inc. Class A	5,267	861,260
Xylem, Inc.	34,732	3,612,475
		85,057,311
TOTAL MACHINERY		162,226,798

	Shares	Value
MARINE – 0.1%
Marine – 0.1%
Eagle Bulk Shipping, Inc.	1,801	$ 103,161
Genco Shipping & Trading Ltd.	7,184	130,318
Kirby Corp. (a)	2,912	206,111
Matson, Inc.	1,946	128,670
TOTAL MARINE		568,260
PROFESSIONAL SERVICES – 5.9%
Human Resource & Employment Services – 1.0%
Alight, Inc. Class A (a)	49,592	465,669
ASGN, Inc. (a)	9,725	884,489
Barrett Business Services, Inc.	1,414	140,523
First Advantage Corp. (a)	10,365	143,866
Heidrick & Struggles International, Inc.	3,782	116,334
HireRight Holdings Corp. (a)	4,540	51,938
Insperity, Inc.	6,981	771,749
Kelly Services, Inc. Class A	6,400	115,840
Kforce, Inc.	3,875	217,504
Korn Ferry	10,539	569,001
ManpowerGroup, Inc.	10,019	873,256
Robert Half International, Inc.	21,119	1,773,151
Skillsoft Corp. (a)	15,651	30,050
Sterling Check Corp. (a)	16,051	223,911
TriNet Group, Inc. (a)	7,759	585,417
TrueBlue, Inc. (a)	6,517	127,929
Upwork, Inc. (a)	23,020	298,339
		7,388,966
Research & Consulting Services – 4.9%
Booz Allen Hamilton Holding Corp.	25,507	2,413,982
CACI International, Inc. Class A (a)	4,514	1,390,718
CBIZ, Inc. (a)	8,969	426,835
Clarivate PLC (a)	58,851	654,423
CoStar Group, Inc. (a)	76,324	5,945,640
CRA International, Inc.	1,376	163,524
Dun & Bradstreet Holdings, Inc.	37,455	548,716
Equifax, Inc.	23,593	5,242,365
Exponent, Inc.	9,815	1,006,430
Forrester Research, Inc. (a)	2,210	81,903
Franklin Covey Co. (a)	2,456	113,958
FTI Consulting, Inc. (a)	6,658	1,062,084
Huron Consulting Group, Inc. (a)	3,980	270,799
ICF International, Inc.	3,625	370,439
Jacobs Solutions, Inc.	24,598	3,039,083
KBR, Inc.	26,803	1,373,118
Leidos Holdings, Inc.	25,003	2,471,297
NV5 Global, Inc. (a)	2,566	342,022
Planet Labs PBC (a)	30,542	151,183
Resources Connection, Inc.	6,161	106,400
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
Science Applications International Corp.	10,603	$ 1,100,379
TransUnion	37,108	2,662,499
Verisk Analytics, Inc.	30,255	5,500,056
		36,437,853
TOTAL PROFESSIONAL SERVICES		43,826,819
ROAD & RAIL – 10.6%
Railroads – 6.5%
CSX Corp.	412,747	12,762,137
Norfolk Southern Corp.	45,275	11,129,048
Union Pacific Corp.	120,374	24,579,167
		48,470,352
Trucking – 4.1%
ArcBest Corp.	4,784	399,225
Avis Budget Group, Inc. (a)	6,021	1,204,441
Covenant Transportation Group, Inc. Class A	1,860	61,678
Heartland Express, Inc.	11,267	189,511
Hertz Global Holdings, Inc. (a)	34,595	623,402
JB Hunt Transport Services, Inc.	16,008	3,026,312
Knight-Swift Transportation Holdings, Inc.	29,421	1,738,781
Landstar System, Inc.	7,038	1,216,378
Lyft, Inc. Class A (a)	59,699	970,109
Marten Transport Ltd.	12,643	279,284
Old Dominion Freight Line, Inc.	18,312	6,102,291
PAM Transportation Services Inc. (a)	1,284	37,172
RXO Inc. (a)	19,852	363,689
Ryder System, Inc.	9,892	933,904
Saia, Inc. (a)	5,101	1,391,451
Schneider National, Inc. Class B	11,017	291,950
TuSimple Holdings, Inc. Class A (a)	9,433	19,809
Uber Technologies, Inc. (a)	286,238	8,853,341
U-Haul Holding Co.	17,009	1,050,986
Universal Logistics Holdings, Inc	1,513	54,347
Werner Enterprises, Inc.	10,959	514,744
XPO Logistics, Inc. (a)	20,068	799,910
		30,122,715
TOTAL ROAD & RAIL		78,593,067
TRADING COMPANIES & DISTRIBUTORS – 5.1%
Trading Companies & Distributors – 5.1%
Air Lease Corp.	20,372	916,129
Applied Industrial Technologies, Inc.	7,419	1,062,475
Beacon Roofing Supply, Inc. (a)	9,986	568,004
BlueLinx Holdings, Inc. (a)	1,849	160,530

	Shares	Value

Boise Cascade Co.	7,587	$ 568,797
Core & Main, Inc. Class A (a)	13,059	288,212
DXP Enterprises, Inc. (a)	3,034	91,930
Fastenal Co.	110,776	5,599,727
Ferguson PLC	40,154	5,715,520
GATX Corp.	6,822	780,778
Global Industrial Co.	3,236	85,075
GMS, Inc. (a)	7,329	434,756
H&E Equipment Services, Inc.	6,261	318,622
Herc Holdings, Inc.	4,634	719,753
McGrath RentCorp	4,702	468,037
MRC Global, Inc. (a)	16,469	223,978
MSC Industrial Direct Co., Inc. Class A	9,132	755,217
NOW, Inc. (a)	21,261	298,505
Rush Enterprises, Inc. Class A	8,308	447,054
Rush Enterprises, Inc. Class B	1,053	61,253
SiteOne Landscape Supply, Inc. (a)	8,681	1,315,258
Titan Machinery, Inc. (a)	3,870	170,048
Transcat, Inc. (a)	1,377	115,007
Triton International Ltd.	11,824	835,247
United Rentals, Inc.	13,490	5,948,416
Univar Solutions, Inc. (a)	32,029	1,104,360
Veritiv Corp.	2,547	318,477
Watsco, Inc.	6,401	1,839,455
WESCO International, Inc. (a)	8,819	1,314,119
WW Grainger, Inc.	8,827	5,203,340
TOTAL TRADING COMPANIES & DISTRIBUTORS		37,728,079
TOTAL COMMON STOCKS (Cost $689,600,058)		740,570,591
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $1,720,000)	1,720,000	1,720,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $691,320,058)		742,290,591
NET OTHER ASSETS (LIABILITIES) – 0.0%		357,419
NET ASSETS – 100.0%		$ 742,648,010

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	17	March 2023	1,751,510	$ 42,033	$ 42,033
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2023	290,910	22,710	22,710
Total Equity Index Contracts					$ 64,743
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 740,570,591	$ 740,570,591	$ —	$ —
Money Market Funds	1,720,000	1,720,000	—	—
Total Investments in Securities:	$ 742,290,591	$ 742,290,591	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 64,743	$ 64,743	$ —	$ —
Total Assets	$ 64,743	$ 64,743	$ —	$ —
Total Derivative Instruments:	$ 64,743	$ 64,743	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$64,743	$0
Total Equity Risk	64,743	0
Total Value of Derivatives	$64,743	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.3%
Communications Equipment – 3.3%
ADTRAN Holdings, Inc.	55,228	$ 1,042,152
Arista Networks, Inc. (a)	131,779	16,606,790
Calix, Inc. (a)	36,054	1,897,883
Cambium Networks Corp. (a)	22,642	485,218
Casa Systems, Inc. (a)	88,994	304,359
Ciena Corp. (a)	87,097	4,530,786
Cisco Systems, Inc.	2,196,919	106,924,048
Clearfield, Inc. (a)	9,106	650,715
CommScope Holding Co., Inc. (a)	140,060	1,176,504
Comtech Telecommunications Corp.	43,900	696,254
Digi International, Inc. (a)	26,939	915,657
Extreme Networks, Inc. (a)	87,508	1,577,769
F5, Inc. (a)	33,907	5,006,708
Harmonic, Inc. (a)	78,944	1,039,692
Infinera Corp. (a)	156,293	1,144,065
Juniper Networks, Inc.	182,098	5,881,765
Lumentum Holdings, Inc. (a)	41,720	2,510,710
Motorola Solutions, Inc.	89,713	23,057,138
NETGEAR, Inc. (a)	33,573	670,453
Netscout Systems, Inc. (a)	47,070	1,510,947
Ribbon Communications, Inc. (a)	158,714	557,086
ViaSat, Inc. (a)	39,710	1,368,009
Viavi Solutions, Inc. (a)	147,286	1,664,332
TOTAL COMMUNICATIONS EQUIPMENT		181,219,040
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.8%
Electronic Components – 1.0%
Amphenol Corp. Class A	320,148	25,538,206
Belden, Inc.	27,297	2,213,514
Coherent Corp. (a)	78,579	3,410,329
Corning, Inc.	435,256	15,064,210
Knowles Corp. (a)	71,693	1,378,656
Lightwave Logic, Inc. (a)	100,485	632,051
Littelfuse, Inc.	14,538	3,731,759
Rogers Corp. (a)	11,513	1,607,100
Vishay Intertechnology, Inc.	84,304	1,929,718
		55,505,543
Electronic Equipment & Instruments – 1.4%
908 Devices, Inc. (a)	34,087	317,691
Advanced Energy Industries, Inc.	23,653	2,193,579
Aeva Technologies, Inc. (a)	228,494	386,155
Arlo Technologies, Inc. (a)	132,501	496,879
Badger Meter, Inc.	18,474	2,141,137
Cognex Corp.	99,208	5,430,646
Evolv Technologies Holdings, Inc. (a)	121,487	371,750
FARO Technologies, Inc. (a)	20,201	555,124
Itron, Inc. (a)	30,156	1,733,065
Keysight Technologies, Inc. (a)	97,194	17,431,744
MicroVision, Inc. (a)	200,976	504,450

	Shares	Value

Mirion Technologies, Inc. (a)	119,733	$ 951,877
Napco Security Technologies, Inc. (a)	28,558	827,325
National Instruments Corp.	77,957	4,209,678
nLight, Inc. (a)	55,491	688,088
Novanta, Inc. (a)	21,121	3,410,408
OSI Systems, Inc. (a)	12,457	1,179,803
PAR Technology Corp. (a)	27,892	948,049
SmartRent, Inc. (a)	185,384	541,321
Teledyne Technologies, Inc. (a)	25,721	10,912,392
Trimble, Inc. (a)	137,386	7,976,631
Vishay Precision Group, Inc. (a)	15,047	649,729
Vontier Corp.	101,493	2,337,384
Zebra Technologies Corp. Class A (a)	28,830	9,115,469
		75,310,374
Electronic Manufacturing Services – 0.9%
Benchmark Electronics, Inc.	30,592	856,270
CTS Corp.	24,614	1,095,569
Fabrinet (a)	21,978	2,893,624
Flex Ltd. (a)	259,021	6,048,140
IPG Photonics Corp. (a)	22,394	2,510,367
Jabil, Inc.	77,359	6,082,738
Kimball Electronics, Inc. (a)	27,803	709,533
Methode Electronics, Inc.	27,228	1,299,865
Plexus Corp. (a)	17,898	1,718,029
Sanmina Corp. (a)	35,846	2,184,097
TE Connectivity Ltd.	172,112	21,884,041
TTM Technologies, Inc. (a)	73,642	1,157,652
		48,439,925
Technology Distributors – 0.5%
Arrow Electronics, Inc. (a)	37,226	4,373,683
Avnet, Inc.	57,971	2,659,710
CDW Corp.	73,637	14,435,061
ePlus, Inc. (a)	20,771	1,033,980
Insight Enterprises, Inc. (a)	21,977	2,477,247
PC Connection, Inc.	12,590	617,288
ScanSource, Inc. (a)	24,231	797,927
TD SYNNEX Corp.	26,269	2,683,378
		29,078,274
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		208,334,116
IT SERVICES – 17.5%
Data Processing & Outsourced Services – 12.2%
Affirm Holdings, Inc. (a)	122,377	1,981,284
Automatic Data Processing, Inc.	221,791	50,082,626
AvidXchange Holdings, Inc. (a)	65,236	725,424
Block, Inc. (a)	280,756	22,943,380
Broadridge Financial Solutions, Inc.	64,439	9,689,048
Cass Information Systems, Inc.	14,707	714,172
Concentrix Corp.	26,157	3,709,324

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Conduent, Inc. (a)	177,410	$ 846,246
CSG Systems International, Inc.	22,601	1,348,602
Euronet Worldwide, Inc. (a)	30,110	3,392,795
EVERTEC, Inc.	40,534	1,497,326
Evo Payments, Inc. Class A (a)	35,042	1,186,873
ExlService Holdings, Inc. (a)	19,395	3,308,787
Fidelity National Information Services, Inc.	327,940	24,608,618
Fiserv, Inc. (a)	325,548	34,729,461
FleetCor Technologies, Inc. (a)	39,651	8,279,525
Flywire Corp. (a)	31,660	853,870
Global Payments, Inc.	150,656	16,981,944
I3 Verticals, Inc. Class A (a)	26,684	771,701
International Money Express, Inc. (a)	32,225	733,441
Jack Henry & Associates, Inc.	40,442	7,283,200
Marqeta, Inc. Class A (a)	249,008	1,650,923
Mastercard, Inc. Class A	458,777	170,022,756
Maximus, Inc.	37,708	2,822,444
MoneyGram International, Inc. (a)	77,621	835,978
Paya Holdings, Inc. (a)	89,005	865,129
Paychex, Inc.	174,789	20,251,053
Paymentus Holdings, Inc. Class A (a)	32,202	279,835
Payoneer Global, Inc. (a)	161,123	960,293
PayPal Holdings, Inc. (a)	585,718	47,730,160
Remitly Global, Inc. (a)	79,194	955,080
Repay Holdings Corp. (a)	85,989	837,533
Sabre Corp. (a)	231,312	1,575,235
Shift4 Payments, Inc. Class A (a)	32,782	2,099,359
SS&C Technologies Holdings, Inc.	128,717	7,768,071
TaskUS, Inc. Class A (a)	30,718	572,891
The Western Union Co.	230,250	3,262,642
Toast Inc. Class A (a)	2,990	66,707
TTEC Holdings, Inc.	17,222	875,566
Verra Mobility Corp. (a)	97,378	1,502,543
Visa, Inc. Class A	869,111	200,078,043
WEX, Inc. (a)	25,623	4,739,486
		665,419,374
Internet Services & Infrastructure – 1.4%
Akamai Technologies, Inc. (a)	88,155	7,841,387
BigCommerce Holdings, Inc. Series 1 (a)	59,657	731,395
Cloudflare, Inc. Class A (a)	140,814	7,450,469
Cyxtera Technologies, Inc. (a)	94,161	303,198
DigitalOcean Holdings, Inc. (a)	34,550	1,014,043
Edgio, Inc. (a)	206,180	323,703
Fastly, Inc. Class A (a)	96,423	997,978
GoDaddy, Inc. Class A (a)	87,634	7,197,381
MongoDB, Inc. (a)	37,935	8,126,056
Okta, Inc. (a)	86,490	6,366,529

	Shares	Value

Rackspace Technology, Inc. (a)	99,732	$ 299,196
Snowflake, Inc. Class A (a)	119,694	18,724,929
Squarespace, Inc. Class A (a)	35,013	830,508
Tucows, Inc. Class A (a)	13,408	444,743
Twilio, Inc. Class A (a)	96,122	5,751,941
VeriSign, Inc. (a)	53,025	11,562,101
		77,965,557
IT Consulting & Other Services – 3.9%
Accenture PLC Class A	336,092	93,786,473
Cognizant Technology Solutions Corp. Class A	280,639	18,732,653
DXC Technology Co. (a)	134,012	3,850,165
EPAM Systems, Inc. (a)	31,286	10,407,288
Gartner, Inc. (a)	43,010	14,543,401
Grid Dynamics Holdings, Inc. (a)	49,040	613,981
International Business Machines Corp.	478,296	64,440,820
Kyndryl Holdings, Inc. (a)	129,805	1,738,089
Perficient, Inc. (a)	23,246	1,723,458
The Hackett Group, Inc.	28,440	628,524
Unisys Corp. (a)	79,133	428,109
		210,892,961
TOTAL IT SERVICES		954,277,892
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 20.4%
Semiconductor Equipment – 3.3%
ACM Research, Inc. Class A (a)	60,381	754,159
Aehr Test Systems (a)	2,048	71,598
Amkor Technology, Inc.	70,511	2,063,152
Applied Materials, Inc.	459,620	51,243,034
Axcelis Technologies, Inc. (a)	21,987	2,417,471
Cohu, Inc. (a)	35,160	1,268,573
Enphase Energy, Inc. (a)	72,950	16,149,671
Entegris, Inc.	83,381	6,729,680
FormFactor, Inc. (a)	55,964	1,574,827
Ichor Holdings Ltd. (a)	27,210	919,698
KLA Corp.	76,073	29,857,131
Kulicke & Soffa Industries, Inc.	37,875	1,935,412
Lam Research Corp.	73,428	36,721,343
MKS Instruments, Inc.	36,357	3,720,048
Onto Innovation, Inc. (a)	30,651	2,410,701
PDF Solutions, Inc. (a)	27,189	864,066
Photronics, Inc. (a)	50,608	917,017
SolarEdge Technologies, Inc. (a)	30,655	9,782,930
Teradyne, Inc.	86,923	8,840,069
Ultra Clean Holdings, Inc. (a)	34,180	1,150,157
Veeco Instruments, Inc. (a)	44,645	886,650
		180,277,387
Semiconductors – 17.1%
Advanced Micro Devices, Inc. (a)	861,138	64,714,521
Allegro MicroSystems, Inc. (a)	47,086	1,797,273
See accompanying notes which are an integral part of the financial statements.
49	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Alpha & Omega Semiconductor Ltd. (a)	21,756	$ 717,078
Ambarella, Inc. (a)	23,691	2,128,399
Analog Devices, Inc.	275,000	47,154,250
Broadcom, Inc.	214,913	125,726,254
CEVA, Inc. (a)	24,824	822,171
Cirrus Logic, Inc. (a)	34,142	3,086,095
Credo Technology Group Holding Ltd. (a)	49,345	855,149
Diodes, Inc. (a)	28,031	2,500,085
First Solar, Inc. (a)	52,987	9,410,491
Impinj, Inc. (a)	14,517	1,884,016
indie Semiconductor, Inc. Class A (a)	81,944	653,094
Intel Corp.	2,174,930	61,463,522
Lattice Semiconductor Corp. (a)	77,989	5,910,786
MACOM Technology Solutions Holdings, Inc. (a)	30,947	2,074,068
MagnaChip Semiconductor Corp. (a)	56,609	600,055
Marvell Technology, Inc.	458,217	19,772,064
MaxLinear, Inc. Class A (a)	49,080	2,022,096
Meta Materials, Inc. (a)	377,528	381,303
Microchip Technology, Inc.	297,981	23,129,285
Micron Technology, Inc.	590,647	35,616,014
Monolithic Power Systems, Inc.	24,505	10,452,853
Navitas Semiconductor Corp. (a)	91,328	452,987
NVIDIA Corp.	1,323,337	258,540,350
NXP Semiconductors N.V.	141,174	26,019,780
ON Semiconductor Corp. (a)	234,761	17,243,195
Power Integrations, Inc.	34,689	2,986,376
Qorvo, Inc. (a)	58,245	6,328,902
QUALCOMM, Inc.	595,097	79,272,871
Rambus, Inc. (a)	67,744	2,741,600
Semtech Corp. (a)	45,336	1,497,448
Silicon Laboratories, Inc. (a)	20,596	3,231,718
SiTime Corp. (a)	11,716	1,350,035
Skyworks Solutions, Inc.	88,814	9,740,231
SMART Global Holdings, Inc. (a)	45,337	779,343
Synaptics, Inc. (a)	24,398	3,050,482
Texas Instruments, Inc.	486,731	86,253,601
Universal Display Corp.	26,938	3,570,093
Wolfspeed, Inc. (a)	68,996	5,313,382
		931,243,316
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,111,520,703
SOFTWARE – 32.8%
Application Software – 11.4%
8x8, Inc. (a)	138,185	650,851
ACI Worldwide, Inc. (a)	74,467	2,079,863

	Shares	Value

Adobe, Inc. (a)	249,336	$ 92,339,094
Agilysys, Inc. (a)	17,792	1,486,700
Alarm.com Holdings, Inc. (a)	31,012	1,662,243
Alkami Technology, Inc. (a)	35,237	576,830
Altair Engineering, Inc. Class A (a)	34,588	1,836,623
Alteryx, Inc. Class A (a)	39,499	2,191,799
American Software, Inc. Class A	40,416	614,727
Amplitude, Inc. Class A (a)	50,091	720,309
ANSYS, Inc. (a)	47,631	12,686,993
Appfolio, Inc. Class A (a)	13,033	1,463,997
AppLovin Corp. Class A (a)	84,654	1,075,106
Asana, Inc. Class A (a)	56,409	874,339
Aspen Technology, Inc. (a)	15,710	3,122,362
Autodesk, Inc. (a)	116,941	25,161,026
AvePoint, Inc. (a)	116,110	519,012
Bentley Systems, Inc. Class B	111,714	4,362,432
Bill.com Holdings, Inc. (a)	52,476	6,067,275
Black Knight, Inc. (a)	88,461	5,359,852
Blackbaud, Inc. (a)	29,867	1,858,026
Blackline, Inc. (a)	35,648	2,559,526
Box, Inc. Class A (a)	87,997	2,815,024
Braze, Inc. Class A (a)	27,093	866,976
C3.ai, Inc. Class A (a)	67,308	1,336,064
Cadence Design Systems, Inc. (a)	147,497	26,966,876
CCC Intelligent Solutions Holdings, Inc. (a)	102,374	946,959
Cerence, Inc. (a)	40,661	997,008
Ceridian HCM Holding, Inc. (a)	78,269	5,657,283
Clear Secure, Inc. Class A	28,967	909,274
Clearwater Analytics Holdings, Inc. Class A (a)	34,032	666,347
Consensus Cloud Solutions, Inc. (a)	14,946	878,376
Couchbase, Inc. (a)	32,880	486,295
Coupa Software, Inc. (a)	46,756	3,736,740
CS Disco, Inc. (a)	30,715	255,242
Datadog, Inc. Class A (a)	131,749	9,856,143
Digital Turbine, Inc. (a)	69,585	1,207,996
DocuSign, Inc. (a)	113,516	6,883,610
Domo, Inc. Class B (a)	38,488	596,949
DoubleVerify Holdings, Inc. (a)	35,609	968,209
Dropbox, Inc. Class A (a)	161,466	3,750,855
Duck Creek Technologies, Inc. (a)	74,605	1,412,273
Dynatrace, Inc. (a)	115,763	4,448,772
E2open Parent Holdings, Inc. (a)	157,633	1,087,668
Ebix, Inc.	31,042	591,661
Elastic N.V. (a)	45,498	2,677,102
Enfusion, Inc. Class A (a)	35,748	424,686
Envestnet, Inc. (a)	24,468	1,590,420
Everbridge, Inc. (a)	33,087	1,057,461
EverCommerce, Inc. (a)	61,728	637,650
Expensify, Inc. Class A (a)	28,702	298,788

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Fair Isaac Corp. (a)	14,000	$ 9,323,300
Five9, Inc. (a)	43,433	3,421,652
ForgeRock Inc. Class A (a)	2,400	47,664
Freshworks, Inc. Class A (a)	79,235	1,282,022
Guidewire Software, Inc. (a)	48,591	3,558,805
HubSpot, Inc. (a)	25,364	8,801,562
Informatica Inc. Class A (a)	38,000	676,400
Intapp, Inc. (a)	22,099	640,429
InterDigital, Inc.	22,698	1,587,725
Intuit, Inc.	142,524	60,240,619
Jamf Holding Corp. (a)	35,310	701,610
LivePerson, Inc. (a)	69,832	899,436
LiveRamp Holdings, Inc. (a)	51,480	1,377,605
Manhattan Associates, Inc. (a)	36,247	4,725,159
Marathon Digital Holdings, Inc. (a)	87,117	628,114
Matterport, Inc. (a)	219,793	773,671
MeridianLink, Inc. (a)	32,631	518,180
MicroStrategy, Inc. Class A (a)	6,580	1,656,383
Mitek Systems, Inc. (a)	54,803	540,358
Model N, Inc. (a)	26,468	1,049,721
Momentive Global, Inc. (a)	110,602	852,741
nCino, Inc. (a)	41,436	1,185,070
NCR Corp. (a)	88,213	2,418,800
New Relic, Inc. (a)	38,335	2,340,352
NextNav, Inc. (a)	70,987	210,122
Nutanix, Inc. Class A (a)	131,041	3,652,113
Olo, Inc. Class A (a)	93,182	747,320
ON24, Inc. (a)	57,961	537,878
PagerDuty, Inc. (a)	58,324	1,737,472
Palantir Technologies, Inc. Class A (a)	920,389	7,160,626
Paycom Software, Inc. (a)	28,171	9,125,714
Paycor HCM, Inc. (a)	31,521	791,492
Paylocity Holding Corp. (a)	22,047	4,592,170
Pegasystems, Inc.	31,338	1,218,421
PowerSchool Holdings, Inc. Class A (a)	42,359	953,925
Procore Technologies, Inc. (a)	21,518	1,203,932
PROS Holdings, Inc. (a)	35,170	886,284
PTC, Inc. (a)	61,799	8,335,449
Q2 Holdings, Inc. (a)	43,737	1,431,075
Rimini Street, Inc. (a)	97,931	440,689
RingCentral, Inc. Class A (a)	52,601	2,053,017
Riot Blockchain, Inc. (a)	133,072	834,361
Roper Technologies, Inc.	57,011	24,329,444
Salesforce, Inc. (a)	527,597	88,620,468
Samsara, Inc. Class A (a)	70,914	967,267
SEMrush Holdings, Inc. Class A (a)	52,791	515,768
ShotSpotter, Inc. (a)	15,602	601,457

	Shares	Value

Smartsheet, Inc. Class A (a)	76,794	$ 3,318,269
Splunk, Inc. (a)	89,781	8,598,326
Sprinklr, Inc. Class A (a)	70,567	701,436
Sprout Social, Inc. Class A (a)	30,930	1,978,592
SPS Commerce, Inc. (a)	21,761	2,961,237
Sumo Logic, Inc. (a)	90,541	1,071,100
Synopsys, Inc. (a)	82,121	29,050,304
Tyler Technologies, Inc. (a)	22,996	7,422,419
Unity Software, Inc. (a)	141,173	5,014,465
Verint Systems, Inc. (a)	43,129	1,637,608
Vertex, Inc. Class A (a)	46,477	627,439
Workday, Inc. Class A (a)	107,608	19,523,319
Workiva, Inc. (a)	28,791	2,491,285
Yext, Inc. (a)	117,585	817,216
Zeta Global Holdings Corp. Class A (a)	100,047	908,427
Zoom Video Communications, Inc. Class A (a)	124,118	9,308,850
		618,901,826
Systems Software – 21.4%
A10 Networks, Inc.	53,688	831,090
Adeia, Inc.	90,776	993,997
Appian Corp. Class A (a)	27,578	1,140,764
CommVault Systems, Inc. (a)	26,710	1,662,163
Crowdstrike Holdings, Inc. Class A (a)	109,773	11,624,961
Dolby Laboratories, Inc. Class A	37,636	2,994,320
Fortinet, Inc. (a)	362,453	18,970,790
Gitlab, Inc. Class A (a)	29,393	1,452,308
JFrog Ltd. (a)	42,625	1,095,889
KnowBe4, Inc. Class A (a)	54,614	1,359,343
Microsoft Corp.	3,757,361	931,111,630
N-Able, Inc. (a)	54,395	558,637
NortonLifelock, Inc.	333,711	7,678,690
OneSpan, Inc. (a)	41,294	570,270
Oracle Corp.	851,520	75,325,459
Palo Alto Networks, Inc. (a)	160,185	25,411,748
Progress Software Corp.	29,675	1,573,962
Qualys, Inc. (a)	21,296	2,456,707
Rapid7, Inc. (a)	39,092	1,558,598
ServiceNow, Inc. (a)	106,974	48,687,077
SolarWinds Corp. (a)	64,371	654,009
Telos Corp. (a)	57,225	277,541
Tenable Holdings, Inc. (a)	68,038	2,737,169
Teradata Corp. (a)	65,283	2,277,071
Varonis Systems, Inc. (a)	72,167	1,864,795
VMware, Inc. Class A (a)	114,660	14,042,410
Xperi, Inc. (a)	51,365	531,628
Zscaler, Inc. (a)	46,905	5,823,725
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Zuora, Inc. Class A (a)	108,677	$ 860,722
		1,166,127,473
TOTAL SOFTWARE		1,785,029,299
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 22.0%
Technology Hardware, Storage & Peripherals – 22.0%
Apple, Inc.	7,808,900	1,126,746,181
Avid Technology, Inc. (a)	31,069	941,701
Corsair Gaming, Inc. (a)	40,311	634,092
DELL Technologies, Inc. Class C	149,188	6,060,017
Eastman Kodak Co. (a)	102,725	370,837
Hewlett Packard Enterprise Co.	711,576	11,477,721
HP, Inc.	560,716	16,339,264
IonQ, Inc. (a)	127,017	563,955
NetApp, Inc.	121,303	8,033,898
Pure Storage, Inc. Class A (a)	160,409	4,642,236
Seagate Technology Holdings PLC	111,552	7,560,995
Super Micro Computer, Inc. (a)	28,956	2,094,388
Western Digital Corp. (a)	176,456	7,755,241
Xerox Holdings Corp.	82,529	1,351,825
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,194,572,351
TOTAL COMMON STOCKS (Cost $3,783,490,601)		5,434,953,401
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $9,434,000)	9,434,000	$ 9,434,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,792,924,601)		5,444,387,401
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,874,299
NET ASSETS – 100.0%		$5,446,261,700

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	March 2023	$ 678,790	$ 33,924	$ 33,924
CME E-mini Technology Select Sector Index Contracts (United States)	83	March 2023	11,420,800	407,310	407,310
Total Equity Index Contracts					$ 441,234
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 5,434,953,401	$ 5,434,953,401	$ —	$ —
Money Market Funds	9,434,000	9,434,000	—	—
Total Investments in Securities:	$ 5,444,387,401	$ 5,444,387,401	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 441,234	$ 441,234	$ —	$ —
Total Assets	$ 441,234	$ 441,234	$ —	$ —
Total Derivative Instruments:	$ 441,234	$ 441,234	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$441,234	$0
Total Equity Risk	441,234	0
Total Value of Derivatives	$441,234	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 61.7%
Commodity Chemicals – 8.1%
AdvanSix, Inc.	10,497	$ 453,890
Cabot Corp.	21,175	1,595,113
Dow, Inc.	270,522	16,055,481
Hawkins, Inc.	7,167	279,513
Koppers Holdings, Inc.	7,828	270,927
Kronos Worldwide, Inc.	8,776	102,240
LyondellBasell Industries N.V. Class A	98,301	9,504,724
Mativ Holdings, Inc.	20,715	570,906
Olin Corp.	51,948	3,355,321
Origin Materials, Inc. (a)	40,420	244,541
Orion Engineered Carbons S.A.	22,938	482,157
PureCycle Technologies, Inc. (a)	30,945	259,319
Trinseo PLC	10,555	292,901
Tronox Holdings PLC Class A	43,633	748,306
Valvoline, Inc.	66,718	2,445,882
Westlake Corp.	14,440	1,772,510
		38,433,731
Diversified Chemicals – 0.9%
Huntsman Corp.	64,393	2,040,614
LSB Industries, Inc. (a)	19,336	245,760
The Chemours Co.	58,353	2,123,466
		4,409,840
Fertilizers & Agricultural Chemicals – 8.1%
American Vanguard Corp.	10,380	234,484
CF Industries Holdings, Inc.	75,058	6,357,413
Corteva, Inc.	270,685	17,445,648
FMC Corp.	47,447	6,316,619
Intrepid Potash, Inc. (a)	4,162	136,222
The Mosaic Co.	130,056	6,442,974
The Scotts Miracle-Gro Co.	15,665	1,130,857
		38,064,217
Industrial Gases – 18.9%
Air Products & Chemicals, Inc.	83,548	26,777,970
Linde PLC	187,726	62,126,042
		88,904,012
Specialty Chemicals – 25.7%
Albemarle Corp.	44,120	12,417,574
Amyris, Inc. (a)	95,608	152,017
Ashland, Inc.	19,346	2,113,937
Aspen Aerogels, Inc. (a)	22,301	234,160
Avient Corp.	34,293	1,389,552
Axalta Coating Systems Ltd. (a)	83,123	2,502,002
Balchem Corp.	12,082	1,578,272
Celanese Corp.	40,813	5,028,162
Chase Corp.	3,037	286,632
Diversey Holdings Ltd. (a)	30,083	182,604
DuPont de Nemours, Inc.	188,681	13,952,960
Eastman Chemical Co.	46,260	4,078,744

	Shares	Value

Ecolab, Inc.	96,616	$ 14,959,055
ECOVYST, Inc. (a)	30,136	316,127
Element Solutions, Inc.	87,827	1,798,697
FutureFuel Corp.	9,814	90,976
Ginkgo Bioworks Holdings, Inc. (a)	309,506	603,537
HB Fuller Co.	19,996	1,381,724
Ingevity Corp. (a)	14,348	1,182,849
Innospec, Inc.	9,352	1,056,963
International Flavors & Fragrances, Inc.	96,034	10,799,984
Livent Corp. (a)	67,430	1,747,786
Minerals Technologies, Inc.	12,254	851,040
NewMarket Corp.	2,832	975,652
Perimeter Solutions S.A. (a)	55,009	511,584
PPG Industries, Inc.	88,520	11,537,697
Quaker Chemical Corp.	4,734	931,982
RPM International, Inc.	48,606	4,370,165
Sensient Technologies Corp.	15,856	1,200,141
Stepan Co.	8,417	924,523
The Sherwin-Williams Co.	92,748	21,943,249
		121,100,347
TOTAL CHEMICALS		290,912,147
CONSTRUCTION MATERIALS – 4.5%
Construction Materials – 4.5%
Eagle Materials, Inc.	14,174	2,070,538
Martin Marietta Materials, Inc.	23,495	8,449,742
Summit Materials, Inc. Class A (a)	45,239	1,486,554
United States Lime & Minerals, Inc.	861	130,700
Vulcan Materials Co.	50,062	9,177,866
TOTAL CONSTRUCTION MATERIALS		21,315,400
CONTAINERS & PACKAGING – 12.0%
Metal & Glass Containers – 4.5%
AptarGroup, Inc.	24,616	2,846,594
Ball Corp.	118,394	6,895,267
Berry Global Group, Inc.	47,129	2,909,273
Crown Holdings, Inc.	45,641	4,023,711
Greif, Inc. Class A	10,045	717,514
Greif, Inc. Class B	2,051	169,003
Myers Industries, Inc.	11,739	282,675
O-I Glass, Inc. (a)	58,712	1,130,206
Silgan Holdings, Inc.	33,165	1,787,262
Trimas Corp.	15,856	488,206
		21,249,711
Paper Packaging – 7.5%
Amcor PLC	560,889	6,764,321
Avery Dennison Corp.	30,608	5,798,379
Graphic Packaging Holding Co.	115,993	2,794,271
International Paper Co.	129,547	5,417,656
Packaging Corp. of America	35,310	5,038,737

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Pactiv Evergreen, Inc.	16,644	$ 191,572
Ranpak Holdings Corp. (a)	16,035	122,828
Sealed Air Corp.	54,710	2,995,920
Sonoco Products Co.	36,753	2,245,976
Westrock Co.	95,790	3,758,800
		35,128,460
TOTAL CONTAINERS & PACKAGING		56,378,171
METALS & MINING – 20.9%
Aluminum – 1.1%
Alcoa Corp.	67,775	3,540,566
Arconic Corp. (a)	38,671	909,155
Century Aluminum Co. (a)	19,166	215,426
Kaiser Aluminum Corp.	6,014	526,346
Tredegar Corp.	10,302	124,963
		5,316,456
Copper – 5.1%
Freeport-McMoRan, Inc.	538,382	24,022,605
Diversified Metals & Mining – 0.6%
Compass Minerals International, Inc.	12,886	601,261
Materion Corp.	7,742	698,715
MP Materials Corp. (a)	29,993	975,072
Piedmont Lithium, Inc. (a)	6,781	465,448
		2,740,496
Gold – 4.1%
Coeur Mining, Inc. (a)	106,246	413,297
Newmont Corp.	298,966	15,824,270
Royal Gold, Inc.	24,726	3,140,944
		19,378,511
Silver – 0.3%
Hecla Mining Co.	212,269	1,309,700
Steel – 9.7%
Alpha Metallurgical Resources, Inc.	6,211	999,536
ATI, Inc. (a)	48,856	1,777,870
Carpenter Technology Corp.	18,221	879,892
Cleveland-Cliffs, Inc. (a)	194,857	4,160,197
Commercial Metals Co.	45,403	2,464,021
Haynes International, Inc.	4,629	257,789
Nucor Corp.	98,610	16,667,062
Ramaco Resources, Inc.	8,212	85,651

	Shares	Value

Reliance Steel & Aluminum Co.	22,712	$ 5,165,844
Ryerson Holding Corp.	6,290	240,089
Schnitzer Steel Industries, Inc. Class A	9,678	327,504
Steel Dynamics, Inc.	68,786	8,298,343
SunCoke Energy, Inc.	31,458	286,582
TimkenSteel Corp. (a)	14,885	292,788
United States Steel Corp.	89,396	2,546,892
Warrior Met Coal, Inc.	19,485	738,092
Worthington Industries, Inc.	12,080	686,990
		45,875,142
TOTAL METALS & MINING		98,642,910
PAPER & FOREST PRODUCTS – 0.7%
Forest Products – 0.4%
Louisiana-Pacific Corp.	27,786	1,891,949
Paper Products – 0.3%
Clearwater Paper Corp. (a)	6,336	244,633
Mercer International, Inc.	16,308	207,600
Sylvamo Corp.	14,981	712,047
		1,164,280
TOTAL PAPER & FOREST PRODUCTS		3,056,229
TOTAL COMMON STOCKS (Cost $466,013,268)		470,304,857
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $749,000)	749,000	749,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $466,762,268)		471,053,857
NET OTHER ASSETS (LIABILITIES) – 0.1%		340,829
NET ASSETS – 100.0%		$ 471,394,686

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Materials Select Sector Index Contracts (United States)	11	March 2023	$991,430	$43,835	$43,835
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 470,304,857	$ 470,304,857	$ —	$ —
Money Market Funds	749,000	749,000	—	—
Total Investments in Securities:	$ 471,053,857	$ 471,053,857	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 43,835	$ 43,835	$ —	$ —
Total Assets	$ 43,835	$ 43,835	$ —	$ —
Total Derivative Instruments:	$ 43,835	$ 43,835	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$43,835	$0
Total Equity Risk	43,835	0
Total Value of Derivatives	$43,835	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	83.1%
Ireland	13.2%
Netherlands	2.0%
Bailiwick of Jersey	1.4%
Others (Individually Less Than 1%)	0.4%
100.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.0%
Diversified REITs – 2.9%
Alexander & Baldwin, Inc. (a)	85,355	$ 1,708,807
American Assets Trust, Inc.	59,177	1,684,177
Armada Hoffler Properties, Inc.	77,456	982,142
Broadstone Net Lease, Inc.	194,527	3,522,884
Empire State Realty Trust, Inc. Class A	166,737	1,390,587
Essential Properties Realty Trust, Inc.	150,416	3,832,600
Gladstone Commercial Corp.	55,455	942,180
Global Net Lease, Inc.	118,565	1,772,547
iStar, Inc.	99,608	924,362
One Liberty Properties, Inc.	20,353	490,711
STORE Capital Corp.	289,698	9,331,173
WP Carey, Inc.	220,685	18,875,188
		45,457,358
Health Care REITs – 7.9%
CareTrust REIT, Inc.	111,967	2,319,956
Community Healthcare Trust, Inc.	29,684	1,272,850
Global Medical REIT, Inc.	84,841	952,765
Healthcare Realty Trust, Inc.	436,195	9,391,278
Healthpeak Properties, Inc.	618,832	17,005,503
LTC Properties, Inc.	45,154	1,722,625
Medical Properties Trust, Inc.	689,773	8,932,560
National Health Investors, Inc.	52,453	3,085,810
Omega Healthcare Investors, Inc.	269,060	7,921,126
Physicians Realty Trust	253,775	4,024,872
Sabra Health Care REIT, Inc.	263,995	3,563,933
Universal Health Realty Income Trust	15,830	867,642
Ventas, Inc.	458,855	23,773,278
Welltower, Inc.	524,353	39,347,449
		124,181,647
Hotel & Resort REITs – 2.9%
Apple Hospitality REIT, Inc.	247,366	4,385,799
Chatham Lodging Trust	52,634	747,929
DiamondRock Hospitality Co.	246,230	2,371,195
Host Hotels & Resorts, Inc.	819,545	15,448,423
Park Hotels & Resorts, Inc.	271,658	3,996,089
Pebblebrook Hotel Trust	160,053	2,624,869
RLJ Lodging Trust	191,185	2,403,195
Ryman Hospitality Properties, Inc.	61,994	5,758,623
Service Properties Trust	193,336	1,722,624
Summit Hotel Properties, Inc.	131,748	1,122,493
Sunstone Hotel Investors, Inc.	246,215	2,705,903
Xenia Hotels & Resorts, Inc.	131,621	1,961,153
		45,248,295
Industrial REITs – 12.3%
Americold Realty Trust, Inc.	310,265	9,745,424
EastGroup Properties, Inc.	48,255	8,118,904
First Industrial Realty Trust, Inc.	151,308	8,072,282
Indus Realty Trust, Inc.	5,739	367,870

	Shares	Value

Industrial Logistics Properties Trust	83,792	$ 369,523
LXP Industrial Trust	332,624	3,841,807
Plymouth Industrial REIT, Inc.	50,612	1,132,696
Prologis, Inc.	1,061,363	137,213,009
Rexford Industrial Realty, Inc.	191,790	12,172,911
STAG Industrial, Inc.	206,250	7,342,500
Terreno Realty Corp.	87,952	5,666,747
		194,043,673
Office REITs – 5.5%
Alexandria Real Estate Equities, Inc.	178,993	28,771,335
Boston Properties, Inc.	171,086	12,752,751
Brandywine Realty Trust	205,640	1,348,998
City Office REIT, Inc.	54,279	534,105
Corporate Office Properties Trust	128,615	3,610,223
Cousins Properties, Inc.	173,607	4,760,304
Douglas Emmett, Inc.	205,933	3,449,378
Easterly Government Properties, Inc.	98,668	1,602,368
Equity Commonwealth	128,910	3,289,783
Highwoods Properties, Inc.	126,501	3,841,835
Hudson Pacific Properties, Inc.	170,955	1,947,178
JBG SMITH Properties	127,214	2,562,090
Kilroy Realty Corp.	120,849	4,959,643
Office Properties Income Trust	55,466	951,797
Orion Office REIT, Inc.	72,950	703,968
Paramount Group, Inc.	200,507	1,293,270
Piedmont Office Realty Trust, Inc. Class A	140,099	1,485,049
SL Green Realty Corp.	75,142	3,092,093
Veris Residential, Inc. (a)	88,528	1,531,535
Vornado Realty Trust	188,467	4,596,710
		87,084,413
Residential REITs – 13.6%
American Homes 4 Rent Class A	358,264	12,284,872
Apartment Income REIT Corp.	180,345	6,900,000
Apartment Investment and Management Co. Class A	174,689	1,311,914
AvalonBay Communities, Inc.	159,604	28,320,134
Camden Property Trust	116,370	14,337,948
Centerspace	17,584	1,189,030
Elme Communities	100,026	1,920,499
Equity Lifestyle Properties, Inc.	201,961	14,496,761
Equity Residential	409,458	26,062,002
Essex Property Trust, Inc.	74,453	16,831,590
Independence Realty Trust, Inc.	266,358	5,015,521
Invitation Homes, Inc.	700,246	22,757,995
Mid-America Apartment Communities, Inc.	132,061	22,017,210
NexPoint Residential Trust, Inc.	27,188	1,372,994
Sun Communities, Inc.	140,495	22,038,046
UDR, Inc.	364,262	15,513,918

See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
UMH Properties, Inc.	63,295	$ 1,134,246
		213,504,680
Retail REITs – 12.6%
Acadia Realty Trust	108,227	1,680,765
Agree Realty Corp.	87,455	6,526,767
Alexander's, Inc.	2,634	624,995
American Finance Trust, Inc.	152,885	1,044,205
Brixmor Property Group, Inc.	342,690	8,063,496
CBL & Associates Properties, Inc.	16,614	442,763
Federal Realty Investment Trust	81,580	9,098,617
Getty Realty Corp.	45,807	1,668,749
InvenTrust Properties Corp.	76,486	1,902,207
Kimco Realty Corp.	710,052	15,947,768
Kite Realty Group Trust	254,595	5,524,711
National Retail Properties, Inc.	201,264	9,529,850
NETSTREIT Corp.	64,546	1,299,311
Phillips Edison & Co., Inc.	130,306	4,367,857
Realty Income Corp.	704,739	47,802,446
Regency Centers Corp.	177,857	11,850,612
Retail Opportunity Investments Corp.	142,098	2,249,411
RPT Realty	98,600	1,033,328
Saul Centers, Inc.	16,411	702,555
Simon Property Group, Inc.	377,045	48,435,201
SITE Centers Corp.	232,427	3,172,629
Spirit Realty Capital, Inc.	153,282	6,726,014
Tanger Factory Outlet Centers, Inc.	119,961	2,292,455
The Macerich Co.	246,116	3,381,634
Urban Edge Properties	133,405	2,101,129
Urstadt Biddle Properties, Inc. Class A	34,601	649,807
Whitestone REIT	53,410	555,998
		198,675,280
Specialized REITs – 37.3%
American Tower Corp.	532,596	118,976,620
Crown Castle, Inc.	485,306	71,878,672
CubeSmart	259,859	11,898,944
Digital Realty Trust, Inc.	328,205	37,618,857
EPR Properties	87,011	3,696,227
Equinix, Inc.	104,604	77,211,351
Extra Space Storage, Inc.	154,401	24,369,110
Farmland Partners, Inc.	53,379	687,522
Four Corners Property Trust, Inc.	95,474	2,745,832
Gaming and Leisure Properties, Inc.	296,380	15,874,113
Gladstone Land Corp.	40,122	783,984
Iron Mountain, Inc.	332,811	18,164,824
Lamar Advertising Co. Class A	100,456	10,702,582
Life Storage, Inc.	98,197	10,609,204
National Storage Affiliates Trust	104,470	4,262,376
Outfront Media, Inc.	169,157	3,366,224

	Shares	Value

PotlatchDeltic Corp.	94,115	$ 4,606,929
Public Storage	181,780	55,322,925
Rayonier, Inc.	167,746	6,104,277
Safehold, Inc.	32,021	1,119,454
SBA Communications Corp.	123,974	36,885,984
Uniti Group, Inc.	292,957	1,930,587
VICI Properties, Inc.	1,114,781	38,103,215
Weyerhaeuser Co. (a)	855,356	29,449,907
		586,369,720
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,494,565,066
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.8%
Diversified Real Estate Activities – 0.2%
Tejon Ranch Co. (a)	24,240	485,285
The RMR Group, Inc. Class A	17,192	533,296
The St. Joe Co.	37,693	1,775,340
		2,793,921
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	28,302	421,134
The Howard Hughes Corp. (a)	45,075	3,853,461
		4,274,595
Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.	185,882	2,751,054
FRP Holdings, Inc. (a)	7,016	394,089
Kennedy-Wilson Holdings, Inc.	141,876	2,536,743
Seritage Growth Properties, Class A (a)	40,869	496,558
WeWork, Inc. Class A (a)	268,517	426,942
		6,605,386
Real Estate Services – 4.0%
Anywhere Real Estate, Inc. (a)	138,209	1,172,012
CBRE Group, Inc. Class A (a)	373,957	31,977,063
Compass, Inc. Class A (a)	301,864	1,213,493
Cushman & Wakefield PLC (a)	166,936	2,408,886
Douglas Elliman, Inc.	94,683	441,223
eXp World Holdings, Inc.	91,655	1,428,901
Jones Lang LaSalle, Inc. (a)	55,855	10,325,914
Marcus & Millichap, Inc.	30,503	1,105,429
Newmark Group, Inc. Class A	192,315	1,648,140
Opendoor Technologies, Inc. (a)	550,710	1,206,055
RE/MAX Holdings, Inc. Class A	22,612	515,780
Redfin Corp. (a)	128,084	958,068
Zillow Group, Inc. Class C (a)	188,685	8,341,764
		62,742,728
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		76,416,630
TOTAL COMMON STOCKS (Cost $1,619,192,033)		1,570,981,696

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $2,420,000)	2,420,000	$ 2,420,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,621,612,033)		1,573,401,696
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(28,562)
NET ASSETS – 100.0%		$1,573,373,134

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	61	March 2023	$2,198,440	$182,862	$182,862
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,570,981,696	$ 1,570,981,696	$ —	$ —
Money Market Funds	2,420,000	2,420,000	—	—
Total Investments in Securities:	$ 1,573,401,696	$ 1,573,401,696	$ —	$ —
Derivative Instruments:
Assets
Futures Contracts	$ 182,862	$ 182,862	$ —	$ —
Total Assets	$ 182,862	$ 182,862	$ —	$ —
Total Derivative Instruments:	$ 182,862	$ 182,862	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$182,862	$0
Total Equity Risk	182,862	0
Total Value of Derivatives	$182,862	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments January 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 59.8%
Electric Utilities – 59.8%
ALLETE, Inc.	115,106	$ 7,120,457
Alliant Energy Corp.	500,210	27,026,346
American Electric Power Co., Inc.	1,024,105	96,224,906
Constellation Energy Corp.	651,551	55,616,393
Duke Energy Corp.	1,534,897	157,250,198
Edison International	760,367	52,389,286
Entergy Corp.	405,504	43,907,973
Evergy, Inc.	457,542	28,665,006
Eversource Energy	690,619	56,858,662
Exelon Corp.	1,977,022	83,410,558
FirstEnergy Corp.	1,082,098	44,311,913
Hawaiian Electric Industries, Inc.	220,102	9,303,712
IDACORP, Inc.	101,586	10,748,815
MGE Energy, Inc.	73,908	5,403,414
NextEra Energy, Inc.	3,916,696	292,303,022
NRG Energy, Inc.	471,111	16,121,418
OGE Energy Corp.	399,351	15,702,481
Otter Tail Corp.	76,932	4,935,188
PG&E Corp. (a)	2,971,744	47,250,730
Pinnacle West Capital Corp.	225,852	16,837,267
PNM Resources, Inc.	164,249	8,127,041
Portland General Electric Co.	177,511	8,445,973
PPL Corp.	1,467,551	43,439,510
The Southern Co.	2,169,373	146,823,165
Xcel Energy, Inc.	1,090,402	74,986,946
TOTAL ELECTRIC UTILITIES		1,353,210,380
GAS UTILITIES – 4.9%
Gas Utilities – 4.9%
Atmos Energy Corp.	279,475	32,849,492
Chesapeake Utilities Corp.	17,976	2,266,414
National Fuel Gas Co.	174,877	10,153,359
New Jersey Resources Corp.	193,892	9,679,089
Northwest Natural Holding Co.	71,417	3,580,848
ONE Gas, Inc.	109,162	8,990,582
South Jersey Industries, Inc.	247,041	8,915,710
Southwest Gas Holdings, Inc. (a)	134,998	9,035,416
Spire, Inc.	106,155	7,666,514
Star Group LP	76,012	908,343
UGI Corp.	420,333	16,741,863
TOTAL GAS UTILITIES		110,787,630
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.9%
Independent Power Producers & Energy Traders – 2.4%
The AES Corp.	1,331,494	36,496,250
Vistra Corp.	747,413	17,235,344
		53,731,594
Renewable Electricity – 1.5%
Altus Power, Inc. (a)	107,395	861,308

	Shares	Value

Clearway Energy, Inc. Class A	72,969	$ 2,338,657
Clearway Energy, Inc. Class C	166,499	5,626,001
Montauk Renewables, Inc. (a)	137,811	1,531,080
NextEra Energy Partners LP	168,563	12,355,668
Ormat Technologies, Inc.	90,361	8,362,911
Sunnova Energy International, Inc. (a)	211,090	4,112,033
		35,187,658
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		88,919,252
MULTI-UTILITIES – 26.7%
Multi-Utilities – 26.7%
Ameren Corp.	515,050	44,742,394
Avista Corp.	130,642	5,212,616
Black Hills Corp.	131,348	9,506,968
CenterPoint Energy, Inc.	1,254,885	37,797,136
CMS Energy Corp.	578,492	36,554,909
Consolidated Edison, Inc.	706,843	67,369,206
Dominion Energy, Inc.	1,659,556	105,614,144
DTE Energy Co.	386,204	44,942,560
NiSource, Inc.	809,255	22,456,826
NorthWestern Corp.	113,468	6,444,982
Public Service Enterprise Group, Inc.	994,454	61,586,536
Sempra Energy	626,563	100,456,846
Unitil Corp.	32,452	1,693,021
WEC Energy Group, Inc.	628,804	59,101,288
TOTAL MULTI-UTILITIES		603,479,432
WATER UTILITIES – 4.5%
Water Utilities – 4.5%
American States Water Co.	74,827	7,046,459
American Water Works Co., Inc.	362,383	56,709,316
Artesian Resources Corp. Class A	17,145	1,009,840
California Water Service Group	109,995	6,728,394
Essential Utilities, Inc.	496,583	23,205,324
Middlesex Water Co.	18,011	1,510,402
SJW Group	49,566	3,836,904
The York Water Co.	30,596	1,390,588
TOTAL WATER UTILITIES		101,437,227
TOTAL COMMON STOCKS (Cost $2,240,010,385)		2,257,833,921

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.15% (b) (Cost $4,404,000)	4,404,000	$ 4,404,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,244,414,385)		2,262,237,921
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,026,918
NET ASSETS – 100.0%		$2,263,264,839

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Utilities Select Sector Index Contracts (United States)	202	March 2023	$14,129,900	$(121,299)	$(121,299)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,257,833,921	$ 2,257,833,921	$ —	$ —
Money Market Funds	4,404,000	4,404,000	—	—
Total Investments in Securities:	$ 2,262,237,921	$ 2,262,237,921	$ —	$ —
Derivative Instruments:
Liabilities
Futures Contracts	$ (121,299)	$ (121,299)	$ —	$ —
Total Liabilities	$ (121,299)	$ (121,299)	$ —	$ —
Total Derivative Instruments:	$ (121,299)	$ (121,299)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(121,299)
Total Equity Risk	0	(121,299)
Total Value of Derivatives	$0	$(121,299)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Financial Statements
Statements of Assets and Liabilities
January 31, 2023 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 520,414,579	$ 1,053,678,394	$ 1,118,459,778	$ 1,697,631,280
Segregated cash with brokers for derivative instruments	63,050	176,600	221,400	264,000
Cash	6,348	8,492	11,395	381
Receivable for investments sold
Regular delivery	10,930,060	150,767	—	—
Delayed delivery	—	—	—	73,928
Receivable for fund shares sold	—	—	—	21,774
Dividends receivable	799,218	253,473	1,515,769	1,036,939
Interest receivable	2,450	6,542	8,612	7,459
Receivable for daily variation margin on futures contracts	80,843	43,345	48,564	27,133
Total assets	532,296,548	1,054,317,613	1,120,265,518	1,699,062,894
Liabilities
Payable for investments purchased	11,981,001	—	—	—
Payable for fund shares redeemed	—	—	36,101	—
Accrued management fees	34,323	69,148	78,275	116,278
Payable for daily variation margin on futures contracts	—	—	—	—
Total liabilities	12,015,324	69,148	114,376	116,278
Net Assets	$ 520,281,224	$1,054,248,465	$1,120,151,142	$1,698,946,616
Net Assets consist of:
Paid in capital	$ 699,090,753	$1,176,045,416	$1,046,739,486	$1,254,433,030
Total accumulated earnings (loss)	(178,809,529)	(121,796,951)	73,411,656	444,513,586
Net Assets	$ 520,281,224	$1,054,248,465	$1,120,151,142	$1,698,946,616
Shares outstanding	14,550,000	16,100,000	25,050,000	69,250,000
Net Asset Value per share	$ 35.76	$ 65.48	$ 44.72	$ 24.53
Investments at cost	$ 639,942,106	$1,126,021,573	$1,023,681,710	$1,125,513,641
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Statements of Assets and Liabilities
January 31, 2023 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,580,747,790	$ 3,135,108,640	$ 742,290,591	$ 5,444,387,401
Segregated cash with brokers for derivative instruments	336,300	538,300	114,300	870,600
Cash	18,594	14,019	7,338	7,760
Receivable for investments sold
Regular delivery	11,770	—	—	—
Delayed delivery	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable	1,100,247	4,367,040	341,883	1,307,654
Interest receivable	13,255	21,535	5,786	26,950
Receivable for daily variation margin on futures contracts	83,868	154,356	38,376	24,124
Total assets	1,582,311,824	3,140,203,890	742,798,274	5,446,624,489
Liabilities
Payable for investments purchased	15,230	9,372	82,234	—
Payable for fund shares redeemed	—	—	17,269	—
Accrued management fees	108,605	219,950	50,761	362,789
Payable for daily variation margin on futures contracts	—	—	—	—
Total liabilities	123,835	229,322	150,264	362,789
Net Assets	$1,582,187,989	$3,139,974,568	$742,648,010	$5,446,261,700
Net Assets consist of:
Paid in capital	$1,477,705,775	$2,562,661,200	$692,973,578	$3,746,061,824
Total accumulated earnings (loss)	104,482,214	577,313,368	49,674,432	1,700,199,876
Net Assets	$1,582,187,989	$3,139,974,568	$742,648,010	$5,446,261,700
Shares outstanding	30,600,000	49,450,000	13,900,000	52,550,000
Net Asset Value per share	$ 51.71	$ 63.50	$ 53.43	$ 103.64
Investments at cost	$1,451,380,607	$2,510,673,849	$691,320,058	$3,792,924,601
See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2023 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 471,053,857	$ 1,573,401,696	$ 2,262,237,921
Segregated cash with brokers for derivative instruments	57,200	195,200	909,000
Cash	6,339	8,680	224
Receivable for investments sold
Regular delivery	—	—	—
Delayed delivery	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable	283,364	1,428,650	855,571
Interest receivable	3,185	6,855	12,735
Receivable for daily variation margin on futures contracts	22,588	191,825	—
Total assets	471,426,533	1,575,232,906	2,264,015,451
Liabilities
Payable for investments purchased	—	1,754,109	—
Payable for fund shares redeemed	—	—	13,575
Accrued management fees	31,847	105,663	153,866
Payable for daily variation margin on futures contracts	—	—	583,171
Total liabilities	31,847	1,859,772	750,612
Net Assets	$471,394,686	$1,573,373,134	$2,263,264,839
Net Assets consist of:
Paid in capital	$480,526,767	$1,673,155,495	$2,260,974,431
Total accumulated earnings (loss)	(9,132,081)	(99,782,361)	2,290,408
Net Assets	$471,394,686	$1,573,373,134	$2,263,264,839
Shares outstanding	9,850,000	57,400,000	50,450,000
Net Asset Value per share	$ 47.86	$ 27.41	$ 44.86
Investments at cost	$466,762,268	$1,621,612,033	$2,244,414,385
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Statements of Operations
For the six months ended January 31, 2023 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 2,846,466	$ 5,344,165	$ 13,189,610	$ 30,678,831
Interest	16,438	30,681	32,470	33,876
Total income	2,862,904	5,374,846	13,222,080	30,712,707
Expenses
Management fees	214,682	439,183	450,801	661,604
Independent trustees' fees and expenses	920	1,869	1,865	2,685
Legal	—	532	—	—
Total expenses	215,602	441,584	452,666	664,289
Net investment income (loss)	2,647,302	4,933,262	12,769,414	30,048,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(26,227,621)	(20,300,530)	(5,593,492)	(4,096,030)
Net realized gain (loss) on In-kind redemptions	7,762,615	18,758,826	8,538,131	47,141,754
Net realized gain (loss) on futures contracts	(117,108)	(194,322)	29,957	158,312
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	(18,582,114)	(1,736,026)	2,974,596	43,204,036
Change in net unrealized appreciation (depreciation) on investment securities	(5,345,642)	(69,502,365)	(3,703,460)	159,771,833
Change in net unrealized appreciation (depreciation) on futures contracts	76,406	(50,033)	(171,002)	(104,526)
Total change in net unrealized appreciation (depreciation)	(5,269,236)	(69,552,398)	(3,874,462)	159,667,307
Net gain (loss)	(23,851,350)	(71,288,424)	(899,866)	202,871,343
Net increase (decrease) in net assets resulting from operations	$(21,204,048)	$(66,355,162)	$ 11,869,548	$232,919,761
See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2023 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 18,677,552	$ 22,507,479	$ 5,668,044	$ 25,861,568
Interest	55,572	96,734	24,128	120,845
Total income	18,733,124	22,604,213	5,692,172	25,982,413
Expenses
Management fees	642,014	1,263,378	286,789	2,181,797
Independent trustees' fees and expenses	2,668	5,217	1,182	9,187
Legal	—	—	—	—
Total expenses	644,682	1,268,595	287,971	2,190,984
Net investment income (loss)	18,088,442	21,335,618	5,404,201	23,791,429
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(6,686,623)	(21,943,225)	(8,952,347)	(30,785,166)
Net realized gain (loss) on In-kind redemptions	28,308,101	31,156,215	17,401,415	143,863,073
Net realized gain (loss) on futures contracts	450,668	753,824	47,699	120,090
Net realized gain (loss) on foreign currency transactions	—	—	(16)	—
Total net realized gain (loss)	22,072,146	9,966,814	8,496,751	113,197,997
Change in net unrealized appreciation (depreciation) on investment securities	93,973,093	17,152,361	35,993,935	(420,105,324)
Change in net unrealized appreciation (depreciation) on futures contracts	67,047	(708,694)	(21,738)	(51,576)
Total change in net unrealized appreciation (depreciation)	94,040,140	16,443,667	35,972,197	(420,156,900)
Net gain (loss)	116,112,286	26,410,481	44,468,948	(306,958,903)
Net increase (decrease) in net assets resulting from operations	$134,200,728	$ 47,746,099	$49,873,149	$(283,167,474)
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Statements of Operations
For the six months ended January 31, 2023 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 4,193,477	$ 27,905,054	$ 31,492,214
Interest	15,162	33,772	65,018
Total income	4,208,639	27,938,826	31,557,232
Expenses
Management fees	181,342	643,862	890,199
Independent trustees' fees and expenses	751	2,745	3,656
Legal	—	—	—
Total expenses	182,093	646,607	893,855
Net investment income (loss)	4,026,546	27,292,219	30,663,377
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,049,927)	(12,702,844)	(2,668,234)
Net realized gain (loss) on In-kind redemptions	2,879,112	21,522,657	20,292,982
Net realized gain (loss) on futures contracts	1,433	(584,901)	(228,350)
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	(169,382)	8,234,912	17,396,398
Change in net unrealized appreciation (depreciation) on investment securities	37,251,098	(146,146,653)	(156,733,626)
Change in net unrealized appreciation (depreciation) on futures contracts	74,079	21,461	(358,801)
Total change in net unrealized appreciation (depreciation)	37,325,177	(146,125,192)	(157,092,427)
Net gain (loss)	37,155,795	(137,890,280)	(139,696,029)
Net increase (decrease) in net assets resulting from operations	$41,182,341	$(110,598,061)	$(109,032,652)
See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,647,302	$ 7,496,704	$ 4,933,262	$ 10,582,475
Net realized gain (loss)	(18,582,114)	64,340,202	(1,736,026)	221,091,762
Change in net unrealized appreciation (depreciation)	(5,269,236)	(359,603,822)	(69,552,398)	(461,544,425)
Net increase (decrease) in net assets resulting from operations	(21,204,048)	(287,766,916)	(66,355,162)	(229,870,188)
Distributions to shareholders	(2,647,100)	(7,610,350)	(4,705,750)	(11,050,200)
Share transactions
Proceeds from sales of shares	55,844,035	233,928,059	25,289,905	324,283,128
Cost of shares redeemed	(72,957,195)	(293,680,545)	(74,996,569)	(539,877,842)
Net increase (decrease) in net assets resulting from share transactions	(17,113,160)	(59,752,486)	(49,706,664)	(215,594,714)
Total increase (decrease) in net assets	(40,964,308)	(355,129,752)	(120,767,576)	(456,515,102)
Net Assets
Beginning of period	561,245,532	916,375,284	1,175,016,041	1,631,531,143
End of period	$520,281,224	$ 561,245,532	$1,054,248,465	$1,175,016,041
Other Information
Shares
Sold	1,650,000	5,400,000	400,000	3,800,000
Redeemed	(2,300,000)	(6,900,000)	(1,200,000)	(6,950,000)
Net increase (decrease)	(650,000)	(1,500,000)	(800,000)	(3,150,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,769,414	$ 21,398,163	$ 30,048,418	$ 44,453,478
Net realized gain (loss)	2,974,596	22,771,000	43,204,036	120,258,555
Change in net unrealized appreciation (depreciation)	(3,874,462)	(5,042,927)	159,667,307	405,661,825
Net increase (decrease) in net assets resulting from operations	11,869,548	39,126,236	232,919,761	570,373,858
Distributions to shareholders	(12,535,050)	(21,252,450)	(28,716,550)	(46,175,650)
Share transactions
Proceeds from sales of shares	99,409,056	324,193,400	102,017,301	387,541,369
Cost of shares redeemed	(36,951,156)	(101,991,130)	(94,850,462)	(318,221,008)
Net increase (decrease) in net assets resulting from share transactions	62,457,900	222,202,270	7,166,839	69,320,361
Total increase (decrease) in net assets	61,792,398	240,076,056	211,370,050	593,518,569
Net Assets
Beginning of period	1,058,358,744	818,282,688	1,487,576,566	894,057,997
End of period	$1,120,151,142	$1,058,358,744	$1,698,946,616	$1,487,576,566
Other Information
Shares
Sold	2,250,000	7,100,000	4,250,000	21,050,000
Redeemed	(850,000)	(2,350,000)	(4,300,000)	(18,100,000)
Net increase (decrease)	1,400,000	4,750,000	(50,000)	2,950,000

See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,088,442	$ 35,229,668	$ 21,335,618	$ 36,342,043
Net realized gain (loss)	22,072,146	72,806,146	9,966,814	68,664,227
Change in net unrealized appreciation (depreciation)	94,040,140	(226,108,984)	16,443,667	(208,929,300)
Net increase (decrease) in net assets resulting from operations	134,200,728	(118,073,170)	47,746,099	(103,923,030)
Distributions to shareholders	(17,446,200)	(36,480,350)	(20,102,300)	(37,227,200)
Share transactions
Proceeds from sales of shares	32,183,781	276,240,117	212,773,811	455,404,706
Cost of shares redeemed	(116,249,062)	(289,122,805)	(68,801,818)	(192,134,263)
Net increase (decrease) in net assets resulting from share transactions	(84,065,281)	(12,882,688)	143,971,993	263,270,443
Total increase (decrease) in net assets	32,689,247	(167,436,208)	171,615,792	122,120,213
Net Assets
Beginning of period	1,549,498,742	1,716,934,950	2,968,358,776	2,846,238,563
End of period	$1,582,187,989	$1,549,498,742	$3,139,974,568	$2,968,358,776
Other Information
Shares
Sold	700,000	4,950,000	3,450,000	7,000,000
Redeemed	(2,400,000)	(5,550,000)	(1,100,000)	(3,000,000)
Net increase (decrease)	(1,700,000)	(600,000)	2,350,000	4,000,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,404,201	$ 10,433,633	$ 23,791,429	$ 44,263,520
Net realized gain (loss)	8,496,751	61,408,260	113,197,997	176,542,038
Change in net unrealized appreciation (depreciation)	35,972,197	(138,691,000)	(420,156,900)	(866,361,731)
Net increase (decrease) in net assets resulting from operations	49,873,149	(66,849,107)	(283,167,474)	(645,556,173)
Distributions to shareholders	(5,409,600)	(10,491,650)	(23,660,800)	(46,200,150)
Share transactions
Proceeds from sales of shares	56,705,716	101,356,059	234,509,282	554,048,203
Cost of shares redeemed	(63,815,818)	(180,991,891)	(220,483,494)	(330,116,462)
Net increase (decrease) in net assets resulting from share transactions	(7,110,102)	(79,635,832)	14,025,788	223,931,741
Total increase (decrease) in net assets	37,353,447	(156,976,589)	(292,802,486)	(467,824,582)
Net Assets
Beginning of period	705,294,563	862,271,152	5,739,064,186	6,206,888,768
End of period	$742,648,010	$ 705,294,563	$5,446,261,700	$5,739,064,186
Other Information
Shares
Sold	1,100,000	1,900,000	2,250,000	4,350,000
Redeemed	(1,300,000)	(3,600,000)	(2,150,000)	(2,900,000)
Net increase (decrease)	(200,000)	(1,700,000)	100,000	1,450,000

See accompanying notes which are an integral part of the financial statements.
71	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,026,546	$ 8,990,437	$ 27,292,219	$ 43,089,610
Net realized gain (loss)	(169,382)	38,061,774	8,234,912	99,966,618
Change in net unrealized appreciation (depreciation)	37,325,177	(80,161,823)	(146,125,192)	(242,897,051)
Net increase (decrease) in net assets resulting from operations	41,182,341	(33,109,612)	(110,598,061)	(99,840,823)
Distributions to shareholders	(4,099,400)	(8,977,200)	(24,138,950)	(56,284,500)
Share transactions
Proceeds from sales of shares	22,327,920	135,066,634	59,034,312	475,187,190
Cost of shares redeemed	(37,833,276)	(187,299,301)	(123,511,410)	(331,089,835)
Net increase (decrease) in net assets resulting from share transactions	(15,505,356)	(52,232,667)	(64,477,098)	144,097,355
Total increase (decrease) in net assets	21,577,585	(94,319,479)	(199,214,109)	(12,027,968)
Net Assets
Beginning of period	449,817,101	544,136,580	1,772,587,243	1,784,615,211
End of period	$471,394,686	$ 449,817,101	$1,573,373,134	$1,772,587,243
Other Information
Shares
Sold	500,000	2,750,000	2,250,000	14,750,000
Redeemed	(900,000)	(4,100,000)	(4,900,000)	(10,900,000)
Net increase (decrease)	(400,000)	(1,350,000)	(2,650,000)	3,850,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	72

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,663,377	$ 36,139,030
Net realized gain (loss)	17,396,398	48,300,677
Change in net unrealized appreciation (depreciation)	(157,092,427)	117,096,987
Net increase (decrease) in net assets resulting from operations	(109,032,652)	201,536,694
Distributions to shareholders	(29,878,800)	(36,559,700)
Share transactions
Proceeds from sales of shares	346,776,647	1,236,559,491
Cost of shares redeemed	(139,672,724)	(282,756,360)
Net increase (decrease) in net assets resulting from share transactions	207,103,923	953,803,131
Total increase (decrease) in net assets	68,192,471	1,118,780,125
Net Assets
Beginning of period	2,195,072,368	1,076,292,243
End of period	$2,263,264,839	$2,195,072,368
Other Information
Shares
Sold	7,650,000	27,150,000
Redeemed	(3,200,000)	(6,400,000)
Net increase (decrease)	4,450,000	20,750,000
See accompanying notes which are an integral part of the financial statements.
73	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 36.92	$ 54.87	$ 37.88	$ 34.35	$ 28.76	$ 32.62
Income from Investment Operations
Net investment income (loss)A,B	0.17	0.45	0.34	0.33	0.49	0.85
Net realized and unrealized gain (loss)	(1.16)	(17.95)	16.96	3.52	5.59	(2.43)
Total from investment operations	(0.99)	(17.50)	17.30	3.85	6.08	(1.58)
Distributions from net investment income	(0.17)	(0.45)	(0.31)	(0.32)	(0.49)	(1.00)
Distributions from net realized gain	—	—	—	—	—	(1.28)
Total distributions	(0.17)	(0.45)	(0.31)	(0.32)	(0.49)	(2.28)
Net asset value, end of period	$ 35.76	$ 36.92	$ 54.87	$ 37.88	$ 34.35	$ 28.76
Total ReturnC,D	(2.65)%	(32.06)%	45.81%	11.40%	21.33%	(5.14)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.03% F	.95%	.72%	.96%	1.53%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$520,281	$561,246	$916,375	$577,709	$374,389	$125,104
Portfolio turnover rateG,H	11% I	21%	13%	23%	82%	38%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	74

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 69.53	$ 81.37	$ 57.25	$ 46.25	$ 43.32	$ 36.06
Income from Investment Operations
Net investment income (loss)A,B	0.30	0.55	0.42	0.50	0.51	0.47
Net realized and unrealized gain (loss)	(4.07)	(11.81)	24.10	11.01	2.96	7.20
Total from investment operations	(3.77)	(11.26)	24.52	11.51	3.47	7.67
Distributions from net investment income	(0.28)	(0.58)	(0.40)	(0.51)	(0.54)	(0.41)
Total distributions	(0.28)	(0.58)	(0.40)	(0.51)	(0.54)	(0.41)
Net asset value, end of period	$ 65.48	$ 69.53	$ 81.37	$ 57.25	$ 46.25	$ 43.32
Total ReturnC,D	(5.39)%	(13.89)%	42.95%	25.26%	8.15%	21.36%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.94% F	.71%	.58%	1.06%	1.18%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,054,248	$1,175,016	$1,631,531	$881,589	$728,457	$628,129
Portfolio turnover rateG,H	6% I	8%	48%	60%	25%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
75	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 44.75	$ 43.30	$ 37.29	$ 35.59	$ 32.33	$ 33.23
Income from Investment Operations
Net investment income (loss)A,B	0.52	1.01	1.02	0.96	0.94	0.86
Net realized and unrealized gain (loss)	(0.04)	1.45	6.01	1.70	3.23	(0.88)
Total from investment operations	0.48	2.46	7.03	2.66	4.17	(0.02)
Distributions from net investment income	(0.51)	(1.01)	(1.02)	(0.96)	(0.91)	(0.88)
Total distributions	(0.51)	(1.01)	(1.02)	(0.96)	(0.91)	(0.88)
Net asset value, end of period	$ 44.72	$ 44.75	$ 43.30	$ 37.29	$ 35.59	$ 32.33
Total ReturnC,D	1.09%	5.79%	19.09%	7.74%	13.16%	(0.06)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.37% F	2.27%	2.53%	2.68%	2.83%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,120,151	$1,058,359	$818,283	$678,649	$548,070	$311,970
Portfolio turnover rateG,H	3% I	8%	20%	34%	30%	24%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	76

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 21.47	$ 13.47	$ 9.47	$ 16.79	$ 21.50	$ 18.39
Income from Investment Operations
Net investment income (loss)A,B	0.44	0.65	0.49	0.51	0.54	0.47
Net realized and unrealized gain (loss)	3.04	8.02	4.02	(6.86)	(4.70)	3.22
Total from investment operations	3.48	8.67	4.51	(6.35)	(4.16)	3.69
Distributions from net investment income	(0.42)	(0.67)	(0.51)	(0.97)	(0.55)	(0.58)
Total distributions	(0.42)	(0.67)	(0.51)	(0.97)	(0.55)	(0.58)
Net asset value, end of period	$ 24.53	$ 21.47	$ 13.47	$ 9.47	$ 16.79	$ 21.50
Total ReturnC,D	16.48%	65.70%	48.79%	(39.28)%	(19.42)%	20.52%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.81% F	3.59%	4.11%	4.18%	2.92%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,698,947	$1,487,577	$894,058	$449,325	$467,628	$634,157
Portfolio turnover rateG,H	4% I	8%	11%	17%	6%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
77	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 47.97	$ 52.19	$ 34.12	$ 41.22	$ 41.05	$ 36.94
Income from Investment Operations
Net investment income (loss)A,B	0.57	1.05	0.96	1.00	0.89	0.75
Net realized and unrealized gain (loss)	3.72	(4.19)	18.00	(7.09)	0.18	4.11
Total from investment operations	4.29	(3.14)	18.96	(6.09)	1.07	4.86
Distributions from net investment income	(0.55)	(1.08)	(0.89)	(1.01)	(0.90)	(0.75)
Total distributions	(0.55)	(1.08)	(0.89)	(1.01)	(0.90)	(0.75)
Net asset value, end of period	$ 51.71	$ 47.97	$ 52.19	$ 34.12	$ 41.22	$ 41.05
Total ReturnC,D	9.04%	(6.11)%	56.15%	(14.78)%	2.80%	13.23%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.36% F	1.97%	2.10%	2.61%	2.27%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,582,188	$1,549,499	$1,716,935	$725,059	$1,143,858	$1,574,375
Portfolio turnover rateG,H	2% I	6%	4%	6%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	78

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 63.02	$ 66.04	$ 52.34	$ 44.43	$ 43.72	$ 38.44
Income from Investment Operations
Net investment income (loss)A,B	0.44	0.81	0.75	0.72	0.63	0.56
Net realized and unrealized gain (loss)	0.46	(3.00)	13.74	7.88	1.01	5.29
Total from investment operations	0.90	(2.19)	14.49	8.60	1.64	5.85
Distributions from net investment income	(0.42)	(0.83)	(0.79)	(0.69)	(0.93)	(0.57)
Total distributions	(0.42)	(0.83)	(0.79)	(0.69)	(0.93)	(0.57)
Net asset value, end of period	$ 63.50	$ 63.02	$ 66.04	$ 52.34	$ 44.43	$ 43.72
Total ReturnC,D	1.43%	(3.32)%	27.91%	19.69%	3.84%	15.34%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.41% F	1.27%	1.28%	1.52%	1.43%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$3,139,975	$2,968,359	$2,846,239	$2,015,266	$1,557,252	$1,252,626
Portfolio turnover rateG,H	4% I	4%	7%	7%	5%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
79	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 50.02	$ 54.57	$ 37.55	$ 40.04	$ 39.51	$ 34.93
Income from Investment Operations
Net investment income (loss)A,B	0.39	0.68	0.61	0.69	0.70	0.61
Net realized and unrealized gain (loss)	3.41	(4.55)	17.00	(2.48)	0.51	4.62
Total from investment operations	3.80	(3.87)	17.61	(1.79)	1.21	5.23
Distributions from net investment income	(0.39)	(0.68)	(0.59)	(0.70)	(0.68)	(0.65)
Total distributions	(0.39)	(0.68)	(0.59)	(0.70)	(0.68)	(0.65)
Net asset value, end of period	$ 53.43	$ 50.02	$ 54.57	$ 37.55	$ 40.04	$ 39.51
Total ReturnC,D	7.67%	(7.10)%	47.17%	(4.34)%	3.23%	15.08%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.58% F	1.29%	1.24%	1.80%	1.84%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$742,648	$705,295	$862,271	$347,297	$454,471	$499,824
Portfolio turnover rateG,H	3% I	7%	5%	4%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	80

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 109.42	$ 121.70	$ 87.25	$ 64.53	$ 56.36	$ 44.50
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.84	0.79	0.87	0.70	0.53
Net realized and unrealized gain (loss)	(5.79)	(12.24)	34.45	22.70	8.17	11.85
Total from investment operations	(5.33)	(11.40)	35.24	23.57	8.87	12.38
Distributions from net investment income	(0.45)	(0.88)	(0.79)	(0.85)	(0.70)	(0.52)
Total distributions	(0.45)	(0.88)	(0.79)	(0.85)	(0.70)	(0.52)
Net asset value, end of period	$ 103.64	$ 109.42	$ 121.70	$ 87.25	$ 64.53	$ 56.36
Total ReturnC,D	(4.84)%	(9.41)%	40.57%	36.99%	15.94%	27.92%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.91% F	.71%	.76%	1.21%	1.22%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,446,262	$5,739,064	$6,206,889	$4,288,256	$2,571,364	$2,223,254
Portfolio turnover rateG,H	4% I	5%	3%	5%	18%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
81	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 43.88	$ 46.91	$ 32.90	$ 32.63	$ 34.70	$ 31.63
Income from Investment Operations
Net investment income (loss)A,B	0.40	0.83	0.71	0.65	0.65	0.55
Net realized and unrealized gain (loss)	3.99	(3.01)	13.98	0.30	(2.08)	3.09
Total from investment operations	4.39	(2.18)	14.69	0.95	(1.43)	3.64
Distributions from net investment income	(0.41)	(0.85)	(0.68)	(0.68)	(0.64)	(0.57)
Total distributions	(0.41)	(0.85)	(0.68)	(0.68)	(0.64)	(0.57)
Net asset value, end of period	$ 47.86	$ 43.88	$ 46.91	$ 32.90	$ 32.63	$ 34.70
Total ReturnC,D	10.10%	(4.68)%	45.01%	3.28%	(4.02)%	11.54%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.86% F	1.77%	1.66%	2.08%	2.05%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$471,395	$449,817	$544,137	$164,486	$199,043	$265,428
Portfolio turnover rateG,H	2% I	4%	4%	3%	12%	10%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	82

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 31.75	$ 24.23	$ 26.58	$ 24.69	$ 24.53
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.68	0.58	0.67	1.05	0.76
Net realized and unrealized gain (loss)	(2.16)	(2.01)	7.83	(2.13)	2.08	0.32
Total from investment operations	(1.70)	(1.33)	8.41	(1.46)	3.13	1.08
Distributions from net investment income	(0.41)	(0.90)	(0.89)	(0.68)	(1.24)	(0.92)
Return of capital	—	—	—	(0.21)	—	—
Total distributions	(0.41)	(0.90)	(0.89)	(0.89)	(1.24)	(0.92)
Net asset value, end of period	$ 27.41	$ 29.52	$ 31.75	$ 24.23	$ 26.58	$ 24.69
Total ReturnC,D	(5.70)%	(4.25)%	35.58%	(5.27)%	13.19%	4.53%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.54% F	2.20%	2.16%	2.62%	4.20%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,573,373	$1,772,587	$1,784,615	$1,066,154	$844,003	$502,347
Portfolio turnover rateG,H	3% I	11%	8%	9%	10%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
83	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2018
Selected Per-Share Data
Net asset value, beginning of period	$ 47.72	$ 42.63	$ 39.11	$ 39.21	$ 34.85	$ 34.64
Income from Investment Operations
Net investment income (loss)A,B	0.66	1.19	1.21	1.23	1.16	1.10
Net realized and unrealized gain (loss)	(2.88)	5.11	3.56	(0.09)	4.32	0.20
Total from investment operations	(2.22)	6.30	4.77	1.14	5.48	1.30
Distributions from net investment income	(0.64)	(1.21)	(1.25)	(1.24)	(1.12)	(1.09)
Total distributions	(0.64)	(1.21)	(1.25)	(1.24)	(1.12)	(1.09)
Net asset value, end of period	$ 44.86	$ 47.72	$ 42.63	$ 39.11	$ 39.21	$ 34.85
Total ReturnC,D	(4.69)%	15.10%	12.46%	3.13%	15.93%	3.83%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08% F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.88% F	2.66%	2.96%	3.06%	3.11%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,263,265	$2,195,072	$1,076,292	$844,807	$733,190	$336,273
Portfolio turnover rateG,H	1% I	3%	5%	5%	7%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	84

Notes to Financial Statements
For the period ended January 31, 2023 (Unaudited)
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of each Fund’s Schedule of Investments.
85	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$ 648,167,028	$ 26,032,614	$ (153,785,063)	$ (127,752,449)
Fidelity MSCI Consumer Discretionary Index ETF	1,145,849,427	100,905,605	(193,076,638)	(92,171,033)
Semi-Annual Report	86

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Staples Index ETF	$ 1,039,472,528	$ 131,765,723	$ (52,778,473)	$ 78,987,250
Fidelity MSCI Energy Index ETF	1,168,204,539	577,576,759	(48,150,018)	529,426,741
Fidelity MSCI Financials Index ETF	1,461,297,221	208,366,603	(88,916,034)	119,450,569
Fidelity MSCI Health Care Index ETF	2,544,363,564	766,174,047	(175,428,971)	590,745,076
Fidelity MSCI Industrials Index ETF	695,323,808	113,014,746	(66,047,963)	46,966,783
Fidelity MSCI Information Technology Index ETF	3,827,156,550	1,916,725,214	(299,494,363)	1,617,230,851
Fidelity MSCI Materials Index ETF	468,585,012	47,326,799	(44,857,954)	2,468,845
Fidelity MSCI Real Estate Index ETF	1,645,520,800	101,782,216	(173,901,320)	(72,119,104)
Fidelity MSCI Utilities Index ETF	2,253,626,922	74,122,745	(65,511,746)	8,610,999
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$ (12,230,815)	$ (22,296,787)	$ (34,527,602)
Fidelity MSCI Consumer Discretionary Index ETF	(14,180,659)	(13,561,610)	(27,742,269)
Fidelity MSCI Consumer Staples Index ETF	(26,716)	(10,381,739)	(10,408,455)
Fidelity MSCI Energy Index ETF	(9,381,586)	(110,972,109)	(120,353,695)
Fidelity MSCI Financials Index ETF	(16,543,269)	(23,966,188)	(40,509,457)
Fidelity MSCI Health Care Index ETF	(5,200,136)	(26,814,235)	(32,014,371)
Fidelity MSCI Industrials Index ETF	(3,152,556)	(3,403,601)	(6,556,157)
Fidelity MSCI Information Technology Index ETF	(50,254,380)	—	(50,254,380)
Fidelity MSCI Materials Index ETF	(4,695,708)	(7,405,371)	(12,101,079)
Fidelity MSCI Real Estate Index ETF	(25,436,170)	(16,446,190)	(41,882,360)
Fidelity MSCI Utilities Index ETF	(11,092,389)	(13,721,981)	(24,814,370)
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
87	Semi-Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	56,590,826	56,738,531
Fidelity MSCI Consumer Discretionary Index ETF	67,204,374	67,239,653
Fidelity MSCI Consumer Staples Index ETF	29,101,696	30,141,874
Fidelity MSCI Energy Index ETF	60,832,493	58,448,069
Fidelity MSCI Financials Index ETF	32,419,184	33,530,101
Fidelity MSCI Health Care Index ETF	120,788,193	119,824,132
Fidelity MSCI Industrials Index ETF	19,020,109	18,994,698
Fidelity MSCI Information Technology Index ETF	214,511,961	215,568,143
Fidelity MSCI Materials Index ETF	7,877,229	7,364,640
Fidelity MSCI Real Estate Index ETF	50,440,913	44,748,954
Fidelity MSCI Utilities Index ETF	30,766,683	28,400,370
Semi-Annual Report	88

4. Purchases and Sales of Investments – continued

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	55,600,472	72,636,343
Fidelity MSCI Consumer Discretionary Index ETF	25,205,773	74,737,665
Fidelity MSCI Consumer Staples Index ETF	99,138,468	36,825,498
Fidelity MSCI Energy Index ETF	100,742,844	93,064,336
Fidelity MSCI Financials Index ETF	31,137,047	111,912,455
Fidelity MSCI Health Care Index ETF	211,994,617	68,554,099
Fidelity MSCI Industrials Index ETF	56,249,601	63,361,268
Fidelity MSCI Information Technology Index ETF	233,392,796	219,830,502
Fidelity MSCI Materials Index ETF	22,203,718	37,696,872
Fidelity MSCI Real Estate Index ETF	58,483,264	122,412,848
Fidelity MSCI Utilities Index ETF	344,108,741	138,653,976
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer.
89	Semi-Annual Report

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During PeriodB August 1, 2022 to January 31, 2023
Fidelity MSCI Communication Services Index ETF	0.08%
Actual		$ 1,000.00	$ 973.50	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$ 1,000.00	$ 946.10	$ 0.39
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$ 1,000.00	$ 1,010.90	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Energy Index ETF	0.08%
Actual		$ 1,000.00	$ 1,164.80	$ 0.44
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Financials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,090.40	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$ 1,000.00	$ 1,014.30	$ 0.41
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,076.70	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Semi-Annual Report	90

	Annualized Expense RatioA	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During PeriodB August 1, 2022 to January 31, 2023
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Materials Index ETF	0.08%
Actual		$ 1,000.00	$ 1,101.00	$ 0.42
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$ 1,000.00	$ 1,000.00	$ 0.40
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$ 1,000.00	$ 953.10	$ 0.39
Hypothetical C		$ 1,000.00	$ 1,024.80	$ 0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
91	Semi-Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022. The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
Semi-Annual Report	92

 [THIS PAGE INTENTIONALLY LEFT BLANK]
93	Semi-Annual Report

 [THIS PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Report	94

 [THIS PAGE INTENTIONALLY LEFT BLANK]
95	Semi-Annual Report

EXT-SANN-0423
1.9584798.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	Not applicable.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023